UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Item 1. Schedule of Investments.

John Hancock

MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.6%		$501,877,469

(Cost $466,284,383)

Consumer Discretionary 13.3%		67,104,258

Automobiles 0.7%
Great Wall Motor Company, Ltd., H Shares	1,253,500	3,449,993

Distributors 1.1%
LKQ Corp. (I)	269,320	5,626,095

Hotels, Restaurants & Leisure 2.4%
Papa John's International, Inc. (I)	60,480	3,224,794
Sands China, Ltd.	1,052,800	3,953,909
Yum! Brands, Inc.	72,100	5,054,931

Household Durables 1.6%
Mohawk Industries, Inc. (I)	34,500	2,879,715
PulteGroup, Inc. (I)(L)	312,300	5,415,282

Internet & Catalog Retail 2.1%
Amazon.com, Inc. (I)	28,030	6,525,945
Expedia, Inc. (L)	69,910	4,135,177

Leisure Equipment & Products 1.1%
Polaris Industries, Inc. (L)	64,190	5,424,055

Media 0.8%
Sirius XM Radio, Inc. (I)(L)	1,414,100	3,959,480

Multiline Retail 1.0%
Macy's, Inc.	128,000	4,872,960

Textiles, Apparel & Luxury Goods 2.5%
Lululemon Athletica, Inc. (I)	49,100	3,388,391
Michael Kors Holdings, Ltd. (I)	104,500	5,715,105
Under Armour, Inc., Class A (I)(L)	66,560	3,478,426

Energy 9.1%		45,691,995

Energy Equipment & Services 2.6%
Oceaneering International, Inc.	115,600	6,049,348
Petrofac, Ltd.	145,397	3,772,980
TGS-NOPEC Geophysical Company ASA	99,728	3,397,285

Oil, Gas & Consumable Fuels 6.5%
Alpha Natural Resources, Inc. (I)	447,500	3,835,075
Cabot Oil & Gas Corp.	166,300	7,812,774
Cheniere Energy, Inc. (I)(L)	325,800	5,242,122
EXCO Resources, Inc. (L)	492,000	3,985,200
Pioneer Natural Resources Company	62,540	6,607,351
Southwestern Energy Company (I)	143,800	4,989,860

Financials 18.2%		91,996,398

Capital Markets 2.0%
Affiliated Managers Group, Inc. (I)	36,550	4,623,575
Raymond James Financial, Inc.	139,100	5,305,274

Commercial Banks 7.2%
Credit Agricole SA (I)	716,729	5,442,368
Erste Group Bank AG (I)	226,330	5,702,490
Lloyds Banking Group PLC (I)	10,138,351	6,665,519
Royal Bank of Scotland Group PLC (I)	1,191,619	5,316,043
Societe Generale SA (I)	242,314	7,760,856

1

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Financials (continued)

UniCredit SpA (I)	1,254,521	$5,576,816

Diversified Financial Services 1.7%
Bank of America Corp.	952,700	8,879,164

Insurance 4.1%
Aegon NV	807,748	4,536,215
American International Group, Inc. (I)	276,200	9,647,666
Prudential PLC	459,516	6,314,315

Real Estate Investment Trusts 1.9%
Unibail-Rodamco SE	23,855	5,391,904
Weyerhaeuser Company	155,400	4,303,026

Real Estate Management & Development 1.3%
BR Malls Participacoes SA	308,400	4,054,199
Zillow, Inc., Class A (I)(L)	66,300	2,476,968

Health Care 13.3%		66,823,136

Biotechnology 11.9%
Achillion Pharmaceuticals, Inc. (I)(L)	119,500	1,128,080
Arena Pharmaceuticals, Inc. (I)(L)	909,500	7,194,145
BioMarin Pharmaceutical, Inc. (I)(L)	201,900	7,478,376
Gilead Sciences, Inc. (I)(L)	86,050	5,779,118
Onyx Pharmaceuticals, Inc. (I)(L)	156,770	12,284,497
Pharmacyclics, Inc. (I)(L)	37,500	2,290,125
Regeneron Pharmaceuticals, Inc. (I)(L)	83,730	11,914,779
Seattle Genetics, Inc. (I)(L)	181,030	4,554,715
Synta Pharmaceuticals Corp. (I)	41,429	326,046
Vertex Pharmaceuticals, Inc. (I)	150,790	7,274,110

Health Care Providers & Services 1.1%
McKesson Corp.	56,900	5,309,339

Pharmaceuticals 0.3%
Mylan, Inc. (I)	50,900	1,289,806

Industrials 12.8%		64,441,759

Aerospace & Defense 3.4%
Cubic Corp. (L)	131,343	6,409,538
Rolls-Royce Holdings PLC	360,026	4,971,807
Safran SA	145,324	5,788,773

Building Products 1.2%
Masco Corp.	415,100	6,263,859

Electrical Equipment 0.8%
Hubbell, Inc., Class B	46,600	3,901,352

Machinery 3.7%
Chart Industries, Inc. (I)(L)	51,482	3,644,411
Flowserve Corp. (L)	28,000	3,793,720
Valmont Industries, Inc.	37,800	5,106,780
Wabtec Corp.	72,480	5,936,112

Professional Services 1.3%
On Assignment, Inc. (I)(L)	341,120	6,508,570

Road & Rail 2.4%
Hertz Global Holdings, Inc. (I)	913,100	12,116,837

2

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Information Technology 23.4%		$118,013,506

Computers & Peripherals 4.0%
Apple, Inc.	26,110	15,538,061
Stratasys, Inc. (I)(L)	72,700	4,846,909

Electronic Equipment, Instruments & Components 1.2%
FEI Company (L)	113,740	6,261,387

Internet Software & Services 5.4%
Akamai Technologies, Inc. (I)	135,300	5,140,047
eBay, Inc. (I)	80,330	3,879,136
Equinix, Inc. (I)(L)	25,810	4,656,382
LinkedIn Corp., Class A (I)	56,270	6,016,951
Telecity Group PLC	259,220	3,772,039
Tencent Holdings, Ltd.	103,900	3,677,209

IT Services 1.2%
Mastercard, Inc., Class A	12,900	5,945,997

Semiconductors & Semiconductor Equipment 3.0%
Cirrus Logic, Inc. (I)(L)	173,000	7,051,480
Skyworks Solutions, Inc. (I)	335,800	7,857,720

Software 8.6%
ANSYS, Inc. (I)	37,800	2,679,264
Aspen Technology, Inc. (I)	226,270	5,606,971
Citrix Systems, Inc. (I)	57,300	3,541,713
CommVault Systems, Inc. (I)(L)	26,500	1,655,455
Concur Technologies, Inc. (I)(L)	59,900	3,967,177
NetSuite, Inc. (I)	106,170	6,742,857
Red Hat, Inc. (I)	69,900	3,436,983
Salesforce.com, Inc. (I)(L)	60,900	8,890,182
Synopsys, Inc. (I)	118,300	3,809,260
TIBCO Software, Inc. (I)	120,600	3,040,326

Materials 9.5%		47,806,417

Chemicals 4.6%
LyondellBasell Industries NV, Class A	99,400	5,306,966
NewMarket Corp. (L)	27,121	7,358,199
W.R. Grace & Company (I)	83,200	5,338,112
Westlake Chemical Corp. (L)	68,200	5,187,292

Construction Materials 2.5%
Cemex SAB de CV, ADR (I)	526,600	4,760,464
Siam Cement PCL, NVDR	216,500	2,631,827
Vulcan Materials Company	106,800	4,909,596

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	123,400	4,797,792
Molycorp, Inc. (I)(L)	65,600	682,240
Walter Energy, Inc.	106,600	3,726,736

Paper & Forest Products 0.6%
Mondi PLC	282,000	3,107,193

Preferred Securities 0.0%		$44,155

(Cost $43,638)

Industrials 0.0%		44,155

Aerospace & Defense 0.0%
Rolls-Royce Holdings PLC, C Shares	27,361,976	44,155

3

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

	Yield	Shares	Value

Securities Lending Collateral 16.4%			$82,811,484

(Cost $82,797,983)

John Hancock Collateral Investment Trust (W)(Y)	0.3146%	8,274,363	82,811,484

Total investments (Cost $549,126,004)† 116.0%			$584,733,108

Other assets and liabilities, net (16.0%)			($80,761,902)

Total net assets 100.0%			$503,971,206

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-12. Total value of securities on loan at 10-31-12 was $80,787,529.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $552,782,535. Net unrealized appreciation aggregated $31,950,573, of which $46,295,639 related to appreciated investment securities and $14,345,066 related to depreciated investment securities.

The Fund has the following country concentration as a percentage of net assets on 10-31-12:

United States	77.3%
United Kingdom	6.7%
France	4.9%
Netherlands	2.0%
China	1.4%
Hong Kong	1.1%
Austria	1.1%
Italy	1.1%
Other Countries	4.4%

4

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$67,104,258	$59,700,356	$7,403,902	—
Energy	45,691,995	38,521,730	7,170,265	—
Financials	91,996,398	39,289,872	52,706,526	—
Health Care	66,823,136	66,823,136	—	—
Industrials	64,441,759	53,681,179	10,760,580	—
Information Technology	118,013,506	110,564,258	7,449,248	—
Materials	47,806,417	42,067,397	5,739,020	—
Preferred Securities	44,155	—	44,155	—
Securities Lending Collateral	82,811,484	82,811,484	—	—

Total investments in Securities	$584,733,108	$493,459,412	$91,273,696	—

5

Technical Opportunities Fund
As of 10-31-12 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q1 10/12
12/12

John Hancock

MUTUAL FUNDS

John Hancock Multi Sector Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 43.2%				$484,409,224

(Cost $456,187,953)

Consumer Discretionary 7.8%				87,904,952

Auto Components 0.1%
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	531,875
The Goodyear Tire & Rubber Company	7.000	05/15/22	375,000	393,237
UCI International, Inc.	8.625	02/15/19	280,000	277,550

Automobiles 0.6%
Chrysler Group LLC	8.000	06/15/19	425,000	452,094
Ford Motor Credit Company LLC	5.000	05/15/18	3,175,000	3,500,634
Ford Motor Credit Company LLC	8.125	01/15/20	1,200,000	1,524,097
Hyundai Capital Services, Inc. (S)	3.500	09/13/17	725,000	765,970

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	2.500	07/15/22	2,350,000	2,386,904

Diversified Consumer Services 0.1%
SSI Investments II, Ltd.	11.125	06/01/18	425,000	476,531
The ServiceMaster Company	7.450	08/15/27	250,000	209,688
The ServiceMaster Company	8.000	02/15/20	324,000	340,200

Health Care Equipment & Supplies 0.1%
Biomet, Inc. (S)	6.500	08/01/20	685,000	707,263
Universal Hospital Services, Inc. (S)	7.625	08/15/20	455,000	472,063

Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.	9.125	12/01/18	745,000	769,213
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	378,875
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	105,000	76,125
Cap Cana SA (H)	10.000	04/30/16	575,719	111,546
Choice Hotels International, Inc.	5.750	07/01/22	165,000	180,675
Isle Of Capri Casinos Inc (S)	8.875	06/15/20	310,000	326,275
Isle of Capri Casinos, Inc.	7.750	03/15/19	347,000	371,724
Landry's, Inc. (S)	9.375	05/01/20	385,000	405,694
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,321,113
MGM Resorts International	6.875	04/01/16	425,000	440,938
MGM Resorts International	7.500	06/01/16	510,000	540,600
MGM Resorts International (S)	8.625	02/01/19	305,000	329,781
Pinnacle Entertainment, Inc.	8.750	05/15/20	625,000	682,813

Household Durables 0.4%
American Standard Americas (S)	10.750	01/15/16	260,000	243,100
Lennar Corp. (S)	4.750	11/15/22	440,000	435,600
Newell Rubbermaid, Inc.	5.500	04/15/13	2,125,000	2,167,043
Newell Rubbermaid, Inc.	6.250	04/15/18	1,000,000	1,149,972
Norcraft Companies LP	10.500	12/15/15	465,000	466,163
Urbi Desarrollos Urbanos SAB de CV (S)	9.500	01/21/20	100,000	92,000

Media 4.4%
Allbritton Communications Company	8.000	05/15/18	480,000	520,800
AMC Networks, Inc.	7.750	07/15/21	375,000	424,688
Cablevision Systems Corp.	7.750	04/15/18	865,000	961,231
CBS Corp.	3.375	03/01/22	3,375,000	3,543,888
CCO Holdings LLC	6.625	01/31/22	645,000	699,825
Cequel Communications Holdings I LLC (S)	8.625	11/15/17	400,000	428,000
Cinemark USA, Inc.	8.625	06/15/19	335,000	371,013

1

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

DIRECTV Holdings LLC	5.150	03/15/42	4,525,000	$4,720,091
Discovery Communications LLC	3.300	05/15/22	3,250,000	3,413,397
DISH DBS Corp.	5.875	07/15/22	840,000	882,000
DISH DBS Corp.	6.750	06/01/21	645,000	718,369
Entravision Communications Corp.	8.750	08/01/17	702,000	759,038
Globo Comunicacao e Participacoes SA (Q)	6.250	07/20/15	100,000	108,000
Gray Television, Inc. (S)	7.500	10/01/20	465,000	459,188
Grupo Televisa SA	6.000	05/15/18	100,000	119,423
Interactive Data Corp.	10.250	08/01/18	650,000	728,000
Local TV Finance LLC (S)	9.250	06/15/15	375,000	381,094
Mediacom LLC	7.250	02/15/22	570,000	611,325
Myriad International Holding BV	6.375	07/28/17	100,000	113,250
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	870,000	822,150
NBCUniversal Media LLC	5.150	04/30/20	2,800,000	3,350,589
NET Servicos de Comunicacao SA	7.500	01/27/20	100,000	115,500
News America, Inc.	6.650	11/15/37	2,725,000	3,588,539
Nexstar Broadcasting, Inc. (C)(S)	6.875	11/15/20	330,000	330,825
Nielsen Finance LLC (S)	4.500	10/01/20	165,000	164,175
Omnicom Group, Inc.	4.450	08/15/20	2,950,000	3,354,666
Ono Finance II PLC (S)	10.875	07/15/19	190,000	165,300
Pearson Funding Four PLC (S)	3.750	05/08/22	1,675,000	1,760,115
Quebecor Media, Inc. (S)	5.750	01/15/23	555,000	566,100
Radio One, Inc., PIK	12.500	05/24/16	515,496	454,281
Regal Entertainment Group	9.125	08/15/18	725,000	804,750
Sinclair Television Group, Inc. (S)	6.125	10/01/22	470,000	485,275
Starz LLC (S)	5.000	09/15/19	220,000	224,950
The Interpublic Group of Companies, Inc.	4.000	03/15/22	3,250,000	3,405,649
The McClatchy Company	11.500	02/15/17	745,000	800,875
Time Warner Cable, Inc.	8.750	02/14/19	2,300,000	3,159,183
Time Warner, Inc.	7.700	05/01/32	2,425,000	3,546,048
Unitymedia GmbH (EUR) (D)	9.500	03/15/21	300,000	439,395
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	350,000	378,000
Univision Communications, Inc. (S)	7.875	11/01/20	445,000	471,700
Univision Communications, Inc. (S)	8.500	05/15/21	575,000	577,875
Virgin Media Finance PLC (C)	4.875	02/15/22	200,000	202,000
Visant Corp.	10.000	10/01/17	325,000	314,031
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	275,000	391,194

Multiline Retail 0.9%
Macy's Retail Holdings, Inc.	5.900	12/01/16	2,675,000	3,150,532
Macy's Retail Holdings, Inc.	6.900	04/01/29	175,000	212,975
Nordstrom, Inc.	7.000	01/15/38	2,300,000	3,340,552
Target Corp.	4.000	07/01/42	2,950,000	3,107,326

Specialty Retail 0.2%
Armored Autogroup, Inc.	9.250	11/01/18	135,000	116,100
Baker & Taylor Acquisitions Corp. (S)	15.000	04/01/17	450,000	355,500
Claire's Stores, Inc.	8.875	03/15/19	525,000	475,781
Express LLC	8.750	03/01/18	375,000	405,938
Limited Brands, Inc.	6.950	03/01/33	125,000	126,406
Michaels Stores, Inc.	7.750	11/01/18	500,000	536,875
Party City Holdings, Inc. (S)	8.875	08/01/20	230,000	244,375
Petco Holdings Inc., PIK (S)	8.500	10/15/17	170,000	170,638
RadioShack Corp.	6.750	05/15/19	250,000	156,250

2

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Company	6.875	05/01/22	500,000	$519,375
Quiksilver, Inc.	6.875	04/15/15	650,000	623,188

Consumer Staples 2.6%				28,699,941

Beverages 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS (S)	3.375	11/01/22	200,000	194,000
Cott Beverages, Inc.	8.125	09/01/18	250,000	277,500
Diageo Investment Corp.	2.875	05/11/22	1,575,000	1,663,334
SABMiller Holdings, Inc. (S)	3.750	01/15/22	3,100,000	3,406,299

Food & Staples Retailing 0.4%
Cencosud SA (S)	5.500	01/20/21	150,000	159,153
CVS Caremark Corp.	4.125	05/15/21	2,950,000	3,389,839
New Albertsons, Inc.	8.000	05/01/31	1,350,000	793,125

Food Products 0.5%
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	225,000	320,432
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	450,000	459,563
Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	275,000	371,590
Corp. Azucarera del Peru SA (S)	6.375	08/02/22	100,000	106,297
Dean Foods Company	9.750	12/15/18	635,000	715,010
Del Monte Corp.	7.625	02/15/19	755,000	775,763
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	100,000	112,747
IOI Investment L BHD	4.375	06/27/22	200,000	206,582
Pilgrim's Pride Corp.	7.875	12/15/18	255,000	251,175
Pinnacle Foods Finance LLC	8.250	09/01/17	275,000	295,625
Post Holdings, Inc. (S)	7.375	02/15/22	700,000	742,875
Shearer's Escrow Corp. (S)	9.000	11/01/19	265,000	271,956
Smithfield Foods, Inc.	6.625	08/15/22	520,000	544,700

Household Products 0.1%
NBTY, Inc.	9.000	10/01/18	575,000	644,000
Reynolds Group Issuer, Inc.	8.250	02/15/21	250,000	245,625
Reynolds Group Issuer, Inc.	9.875	08/15/19	660,000	691,350

Personal Products 0.1%
Albea Beauty Holdings SA (EUR) (C)(D)(S)	8.750	11/01/19	475,000	629,524
Elizabeth Arden, Inc.	7.375	03/15/21	475,000	530,219
Hypermarcas SA (S)	6.500	04/20/21	179,000	192,425

Tobacco 1.0%
Altria Group, Inc.	2.850	08/09/22	3,450,000	3,456,348
Lorillard Tobacco Company	8.125	06/23/19	2,400,000	3,085,013
Philip Morris International, Inc.	1.125	08/21/17	3,400,000	3,390,664
Reynolds American, Inc.	1.050	10/30/15	775,000	777,208

Energy 5.8%				65,237,638

Energy Equipment & Services 1.0%
Basic Energy Services, Inc.	7.750	02/15/19	475,000	472,625
Basic Energy Services, Inc. (S)	7.750	10/15/22	400,000	389,000
Gulfmark Offshore, Inc. (S)	6.375	03/15/22	269,000	280,433
Hercules Offshore, Inc. (S)	10.500	10/15/17	666,000	702,630
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	330,000	338,679
Noble Holding International, Ltd.	3.950	03/15/22	3,100,000	3,326,145

3

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Offshore Group Investments, Ltd.	11.500	08/01/15	860,000	$944,925
Parker Drilling Company	9.125	04/01/18	550,000	588,500
SESI LLC	6.375	05/01/19	409,000	437,630
SESI LLC	7.125	12/15/21	320,000	356,800
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	430,000	461,175
Weatherford International, Ltd.	7.000	03/15/38	2,955,000	3,510,513

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	6.375	09/15/17	2,950,000	3,574,798
Apache Corp.	3.250	04/15/22	3,225,000	3,508,881
Arch Coal, Inc.	7.250	06/15/21	385,000	339,763
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	722,250
Calumet Specialty Products Partners LP	9.375	05/01/19	205,000	220,375
Calumet Specialty Products Partners LP (S)	9.625	08/01/20	190,000	206,625
Cloud Peak Energy Resources LLC	8.500	12/15/19	360,000	396,900
CONSOL Energy, Inc.	8.250	04/01/20	575,000	610,938
Copano Energy LLC	7.125	04/01/21	200,000	210,500
Dolphin Energy, Ltd.	5.888	06/15/19	80,040	90,845
Ecopetrol SA	7.625	07/23/19	25,000	32,375
Encana Corp.	6.625	08/15/37	3,175,000	4,013,498
Enterprise Products Operating LLC	1.250	08/13/15	750,000	757,931
EP Energy LLC (S)	6.875	05/01/19	385,000	415,800
EP Energy LLC (S)	9.375	05/01/20	365,000	403,325
EQT Corp.	4.875	11/15/21	3,175,000	3,434,248
Forest Oil Corp.	7.250	06/15/19	825,000	837,375
Intergas Finance BV	6.375	05/14/17	269,000	306,157
KazMunayGas National Company	6.375	04/09/21	350,000	412,563
KazMunayGas National Company (S)	6.375	04/09/21	200,000	235,750
KazMunayGas National Company	11.750	01/23/15	329,000	394,530
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	360,000	392,400
Laredo Petroleum, Inc.	7.375	05/01/22	295,000	321,550
Linn Energy LLC	7.750	02/01/21	900,000	960,750
MarkWest Energy Partners LP	6.250	06/15/22	255,000	276,038
MEG Energy Corp. (S)	6.375	01/30/23	660,000	706,200
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	215,000	227,900
Novatek Finance, Ltd. (S)	6.604	02/03/21	218,000	255,496
Oasis Petroleum, Inc.	7.250	02/01/19	590,000	631,300
Peabody Energy Corp.	6.250	11/15/21	765,000	789,863
Pemex Project Funding Master Trust	6.625	06/15/35	596,000	743,510
Pertamina Persero PT	6.000	05/03/42	200,000	226,000
Petrobras International Finance Company	2.875	02/06/15	42,000	43,290
Petroleos de Venezuela SA	4.900	10/28/14	2,513,920	2,331,661
Petroleos de Venezuela SA	5.000	10/28/15	107,629	94,176
Petroleos de Venezuela SA	5.250	04/12/17	154,400	121,976
Petroleos Mexicanos (MXN) (D)(S)	7.650	11/24/21	5,250,000	428,131
Petronas Capital, Ltd.	7.875	05/22/22	413,000	595,438
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	160,000	168,415
Phillips 66 (S)	5.875	05/01/42	2,850,000	3,550,556
Pioneer Natural Resources Company	7.500	01/15/20	2,650,000	3,393,031
Plains Exploration & Production Company	6.500	11/15/20	375,000	375,000
Plains Exploration & Production Company	6.625	05/01/21	350,000	350,000
PTT PCL (S)	4.500	10/25/42	200,000	198,305
QEP Resources, Inc.	5.375	10/01/22	485,000	509,250
Sabine Pass LNG LP	7.500	11/30/16	450,000	491,625

4

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

SandRidge Energy, Inc.	8.750	01/15/20	850,000	$918,000
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	200,000	228,950
Targa Resources Partners LP	7.875	10/15/18	500,000	547,500
TransCanada Pipelines, Ltd.	7.250	08/15/38	3,471,000	5,288,402
Valero Energy Corp.	6.625	06/15/37	2,750,000	3,422,900
Venoco, Inc.	8.875	02/15/19	325,000	286,000
Williams Partners LP	5.250	03/15/20	2,775,000	3,265,098
Zhaikmunai LLP (S)	10.500	10/19/15	150,000	164,445

Financials 11.7%				130,695,565

Capital Markets 0.5%
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17	255,000	257,231
Bank of New York Mellon SA (S)	9.625	05/02/21	294,375	276,713
Morgan Stanley	4.875	11/01/22	1,600,000	1,615,965
The Goldman Sachs Group, Inc.	5.250	07/27/21	3,100,000	3,460,818

Commercial Banks 2.4%
Abbey National Treasury Services PLC	4.000	04/27/16	4,825,000	5,060,721
Banco Cruzeiro do Sul SA (H)(S)	8.875	09/22/20	207,000	207
Banco de Credito del Peru (S)	4.750	03/16/16	40,000	42,700
Banco de Credito del Peru	5.375	09/16/20	90,000	99,450
Bancolombia SA	5.125	09/11/22	48,000	50,160
Bangkok Bank PCL (S)	2.750	03/27/18	200,000	200,756
Barclays Bank PLC	5.140	10/14/20	3,425,000	3,579,690
BBVA Banco Continental SA (S)	5.000	08/26/22	50,000	53,250
CIT Group, Inc.	5.000	08/15/22	310,000	320,933
CIT Group, Inc.	5.250	03/15/18	520,000	552,500
Credit Agricole SA (S)	3.000	10/01/17	1,725,000	1,743,608
HSBC Holdings PLC	6.500	09/15/37	3,750,000	4,593,038
Industrial Bank of Korea (S)	2.375	07/17/17	200,000	202,410
LBG Capital No.1 PLC (EUR) (D)	6.439	05/23/20	400,000	482,168
PNC Bank NA	4.875	09/21/17	2,700,000	3,114,102
PNC Funding Corp.	6.700	06/10/19	1,225,000	1,579,332
Santander Holdings USA, Inc.	3.000	09/24/15	2,925,000	2,980,748
Societe Generale SA	2.750	10/12/17	1,750,000	1,762,555
VTB Capital SA	6.875	05/29/18	234,000	252,453

Consumer Finance 1.1%
Ally Financial, Inc.	7.500	09/15/20	400,000	471,500
Ally Financial, Inc.	8.000	11/01/31	190,000	225,868
Capital One Financial Corp.	4.750	07/15/21	500,000	573,182
Capital One Financial Corp.	6.150	09/01/16	3,635,000	4,162,206
Discover Bank	8.700	11/18/19	2,600,000	3,397,300
SLM Corp.	6.250	01/25/16	2,950,000	3,186,148

Diversified Financial Services 4.0%
Aviation Capital Group Corp. (S)	6.750	04/06/21	2,925,000	3,038,812
Bank of America Corp.	5.750	12/01/17	2,450,000	2,836,671
BM&FBovespa SA (S)	5.500	07/16/20	150,000	173,250
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	151,609	59,886
Citigroup, Inc.	5.000	09/15/14	4,950,000	5,239,936
Citigroup, Inc.	5.500	02/15/17	1,950,000	2,159,619
Citigroup, Inc.	8.500	05/22/19	1,075,000	1,432,524
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,459,998
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	100,000	155,162

5

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

European Investment Bank (ZAR) (D)(Z)	Zero	12/31/18	1,480,000	$117,538
European Investment Bank (RUB) (D)	6.500	12/15/15	1,350,000	43,622
General Electric Capital Corp.	6.750	03/15/32	3,625,000	4,811,350
Gruposura Finance (S)	5.700	05/18/21	201,000	224,115
Inter-American Development Bank (IDR) (D)(Z)	Zero	08/20/15	7,970,000,000	700,286
International Lease Finance Corp. (S)	6.500	09/01/14	2,850,000	3,063,750
International Lease Finance Corp.	8.250	12/15/20	671,000	790,941
JPMorgan Chase & Company	4.400	07/22/20	2,875,000	3,192,463
JPMorgan Chase & Company	6.125	06/27/17	2,900,000	3,392,290
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	250,000	243,750
Merrill Lynch & Company, Inc.	6.050	05/16/16	6,530,000	7,203,021
ORIX Corp.	5.000	01/12/16	2,625,000	2,828,524
Pemex Finance, Ltd.	9.150	11/15/18	255,000	316,871
Provident Funding Associates LP (S)	10.125	02/15/19	350,000	364,000
Provident Funding Associates LP (S)	10.250	04/15/17	200,000	218,750
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	279,000	300,422

Insurance 2.3%
Aegon NV	4.625	12/01/15	3,025,000	3,309,386
AXA SA	8.600	12/15/30	3,000,000	3,726,738
Burlington Northern Santa Fe LLC	4.400	03/15/42	1,525,000	1,647,447
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	3,075,000	3,147,988
Fidelity National Financial, Inc.	6.600	05/15/17	2,550,000	2,866,506
Genworth Financial, Inc.	7.625	09/24/21	3,920,000	4,119,830
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,950,000	3,465,330
Prudential Financial, Inc.	4.750	09/17/15	2,879,000	3,180,472

Real Estate Investment Trusts 1.4%
Boston Properties LP	3.700	11/15/18	3,100,000	3,376,179
DDR Corp.	7.500	04/01/17	2,650,000	3,196,451
Kimco Realty Corp.	4.300	02/01/18	2,975,000	3,271,010
Simon Property Group LP	3.375	03/15/22	3,225,000	3,448,767
Ventas Realty LP	4.750	06/01/21	1,500,000	1,668,947
WEA Finance LLC (S)	6.750	09/02/19	1,025,000	1,267,851

Real Estate Management & Development 0.0%
BR Malls International Finance, Ltd. (Q)	8.500	01/29/49	60,000	65,400
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/29/49	50,000	54,500
MAF SUKUK, Ltd.	5.850	02/07/17	200,000	217,500

Health Care 3.1%				34,682,308

Health Care Equipment & Supplies 0.2%
ConvaTec Healthcare E SA (S)	10.500	12/15/18	475,000	515,375
Hologic, Inc. (S)	6.250	08/01/20	320,000	339,200
Kinetic Concepts, Inc. (S)	10.500	11/01/18	465,000	495,225
Kinetic Concepts, Inc. (S)	12.500	11/01/19	265,000	253,075
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	612,000

Health Care Providers & Services 1.6%
Community Health Systems, Inc.	8.000	11/15/19	445,000	480,044
Emergency Medical Services Corp.	8.125	06/01/19	575,000	609,500
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	585,063
HCA Holdings, Inc.	7.750	05/15/21	250,000	269,375
HCA, Inc.	7.500	02/15/22	650,000	726,375
Health Management Associates, Inc.	7.375	01/15/20	310,000	334,025
HealthSouth Corp.	8.125	02/15/20	775,000	854,438
Humana, Inc.	8.150	06/15/38	2,500,000	3,446,788

6

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Health Care (continued)

IASIS Healthcare LLC	8.375	05/15/19	625,000	$575,000
McKesson Corp.	4.750	03/01/21	2,775,000	3,276,140
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	325,000	342,063
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	334,875
United Surgical Partners International, Inc.	9.000	04/01/20	555,000	607,725
UnitedHealth Group, Inc.	5.800	03/15/36	4,030,000	5,030,842

Health Care Technology 0.3%
Agilent Technologies, Inc.	6.500	11/01/17	2,715,000	3,320,668

Pharmaceuticals 1.0%
Abbott Laboratories	6.150	11/30/37	2,375,000	3,383,408
Allergan, Inc.	3.375	09/15/20	3,050,000	3,284,957
Teva Pharmaceutical Finance Company, BV	2.400	11/10/16	2,950,000	3,101,633
Watson Pharmaceuticals, Inc.	3.250	10/01/22	1,850,000	1,904,514

Industrials 2.6%				29,035,867

Aerospace & Defense 0.4%
L-3 Communications Corp.	4.750	07/15/20	3,125,000	3,475,894
TransDigm, Inc. (S)	5.500	10/15/20	625,000	632,813
Triumph Group, Inc.	8.625	07/15/18	325,000	364,813

Air Freight & Logistics 0.0%
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	287,375

Building Products 0.3%
Griffon Corp.	7.125	04/01/18	700,000	738,500
Owens Corning	7.000	12/01/36	2,225,000	2,555,624

Commercial Services & Supplies 0.3%
Clean Harbors, Inc. (S)	5.250	08/01/20	160,000	164,000
Mead Products LLC (S)	6.750	04/30/20	475,000	485,094
ServiceMaster Company (S)	7.000	08/15/20	175,000	176,750
TransUnion Holding Company, Inc.	9.625	06/15/18	170,000	179,775
Waste Management, Inc.	6.100	03/15/18	2,350,000	2,821,020

Construction & Engineering 0.0%
Yuksel Insaat AS	9.500	11/10/15	100,000	80,500

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	500,000	522,500
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	272,191

Electrical Equipment 0.2%
ABB Finance USA, Inc.	2.875	05/08/22	2,500,000	2,585,763

Industrial Conglomerates 0.0%
Hutchison Whampoa International 11, Ltd. (S)	4.625	01/13/22	200,000	222,560
Tomkins LLC	9.000	10/01/18	146,000	163,520

Machinery 0.5%
Caterpillar Financial Services Corp.	1.625	06/01/17	2,825,000	2,894,863
Caterpillar, Inc.	1.500	06/26/17	1,225,000	1,242,984
RBS Global, Inc.	8.500	05/01/18	925,000	1,015,188
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	196,438
The Manitowoc Company, Inc.	9.500	02/15/18	425,000	474,938
Xerium Technologies, Inc.	8.875	06/15/18	350,000	295,750

Professional Services 0.1%
TransUnion LLC	11.375	06/15/18	450,000	522,000

7

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Road & Rail 0.5%
Canadian National Railway Company	2.850	12/15/21	4,850,000	$5,048,593

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17	500,000	535,000

Transportation Infrastructure 0.1%
CHC Helicopter SA	9.250	10/15/20	455,000	461,825
DP World Sukuk, Ltd.	6.250	07/02/17	100,000	112,000
DP World, Ltd.	6.850	07/02/37	180,000	197,325
PSA International Pte, Ltd.	3.875	02/11/21	100,000	108,765
SCF Capital, Ltd. (S)	5.375	10/27/17	200,000	201,506

Information Technology 1.2%				13,103,843

Communications Equipment 0.4%
Cisco Systems, Inc.	5.500	01/15/40	2,600,000	3,380,946
CommScope, Inc. (S)	8.250	01/15/19	535,000	576,463

Computers & Peripherals 0.0%
NCR Corp. (S)	5.000	07/15/22	325,000	331,906

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc.	8.000	02/15/18	490,000	467,950

IT Services 0.0%
iGATE Corp.	9.000	05/01/16	355,000	387,838

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.	1.750	05/15/17	4,950,000	5,075,359
Amkor Technology, Inc. (S)	6.375	10/01/22	200,000	185,500

Software 0.2%
First Data Corp. (S)	6.750	11/01/20	265,000	265,000
First Data Corp. (S)	7.375	06/15/19	225,000	232,875
First Data Corp.	12.625	01/15/21	600,000	619,500
Infor US, Inc.	9.375	04/01/19	200,000	221,000
Infor US, Inc.	11.500	07/15/18	630,000	729,225
Nuance Communications, Inc. (S)	5.375	08/15/20	275,000	280,500
SunGard Data Systems, Inc.	7.375	11/15/18	325,000	349,781

Materials 2.5%				28,094,007

Chemicals 1.0%
Braskem Finance, Ltd. (Q)(S)	7.375	10/29/49	100,000	107,500
Cabot Corp.	3.700	07/15/22	3,425,000	3,538,333
Eastman Chemical Company	3.600	08/15/22	3,300,000	3,488,638
Hexion US Finance Corp.	6.625	04/15/20	590,000	588,525
Ineos Finance PLC (S)	8.375	02/15/19	410,000	430,500
INEOS Group Holdings SA (S)	8.500	02/15/16	540,000	521,100
Koppers, Inc.	7.875	12/01/19	375,000	411,563
LyondellBasell Industries NV	6.000	11/15/21	585,000	676,406
MacDermid, Inc. (S)	9.500	04/15/17	425,000	444,125
Momentive Performance Materials, Inc.	9.000	01/15/21	705,000	486,450
MPM Escrow LLC (S)	8.875	10/15/20	205,000	200,900

Construction Materials 0.0%
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	226,000

8

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Containers & Packaging 0.1%
ARD Finance SA, PIK (S)	11.125	06/01/18	293,906	$302,723
Cascades, Inc.	7.750	12/15/17	450,000	474,750
Sealed Air Corp. (S)	8.375	09/15/21	645,000	709,500

Metals & Mining 1.2%
APERAM (S)	7.375	04/01/16	200,000	174,000
APERAM (S)	7.750	04/01/18	250,000	205,000
ArcelorMittal	10.100	06/01/19	2,675,000	3,142,890
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	469,000	473,008
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	200,000	202,632
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	285,000	370,926
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	197,910
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	203,000	209,090
Newmont Mining Corp.	6.250	10/01/39	2,850,000	3,494,337
Novelis, Inc.	8.375	12/15/17	575,000	625,313
Samarco Mineracao SA (S)	4.125	11/01/22	200,000	199,598
Severstal OAO (S)	5.900	10/17/22	200,000	198,550
Taseko Mines, Ltd.	7.750	04/15/19	625,000	609,375
Vale Overseas, Ltd.	5.625	09/15/19	2,775,000	3,163,006
Vedanta Resources PLC (S)	8.250	06/07/21	204,000	209,610
Volcan Cia Minera SAA (S)	5.375	02/02/22	58,000	62,495

Paper & Forest Products 0.2%
Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	486,423	481,559
Catalyst Paper Corp., PIK	11.000	10/30/17	272,577	222,832
Louisiana-Pacific Corp.	7.500	06/01/20	600,000	669,000
Mercer International, Inc.	9.500	12/01/17	395,000	420,675
NewPage Corp. (H)	11.375	12/31/14	325,000	155,188

Telecommunication Services 3.4%				38,538,647

Diversified Telecommunication Services 2.8%
AT&T, Inc.	6.500	09/01/37	3,675,000	4,982,561
Axtel SAB de CV (S)	7.625	02/01/17	52,000	29,120
CenturyLink, Inc.	5.800	03/15/22	590,000	620,486
CenturyLink, Inc.	7.650	03/15/42	5,070,000	5,176,054
Cincinnati Bell, Inc.	8.250	10/15/17	660,000	706,200
Cincinnati Bell, Inc.	8.750	03/15/18	470,000	474,700
Crown Castle International Corp. (S)	5.250	01/15/23	455,000	470,925
Crown Castle Towers LLC (S)	4.883	08/15/20	2,825,000	3,225,647
Frontier Communications Corp.	9.000	08/15/31	1,169,000	1,247,908
GXS Worldwide, Inc.	9.750	06/15/15	470,000	486,450
Intelsat Jackson Holdings SA	7.250	04/01/19	545,000	584,513
ITC Deltacom, Inc.	10.500	04/01/16	450,000	483,750
Level 3 Financing, Inc.	10.000	02/01/18	375,000	418,125
Nippon Telegraph & Telephone Corp.	1.400	07/18/17	875,000	882,012
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	209,000	223,476
Telecom Italia Capital SA	5.250	10/01/15	2,775,000	2,938,031
Telefonica Emisiones SAU	4.949	01/15/15	1,700,000	1,772,250
UPC Holding BV (EUR) (D)(S)	6.375	09/15/22	850,000	1,075,418
UPC Holding BV (S)	9.875	04/15/18	250,000	280,625
Verizon Wireless Capital LLC	8.500	11/15/18	2,400,000	3,343,927
Wind Acquisition Finance SA (S)	7.250	02/15/18	180,000	175,500
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	706,651	600,653
Windstream Corp.	7.500	04/01/23	1,085,000	1,141,963

9

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Telecommunication Services (continued)

Wireless Telecommunication Services 0.6%
America Movil SAB de CV	2.375	09/08/16	200,000	$208,995
America Movil SAB de CV	3.125	07/16/22	3,100,000	3,193,481
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	148,000	67,340
Digicel Group, Ltd.	10.500	04/15/18	134,000	148,070
Matterhorn Midco & Cy SCA (EUR) (D)(S)	7.750	02/15/20	150,000	192,478
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	250,000	351,581
Qtel International Finance, Ltd.	4.750	02/16/21	300,000	337,950
SK Telecom Company, Ltd. (C)(S)	2.125	05/01/18	200,000	199,338
Sprint Capital Corp.	8.750	03/15/32	1,345,000	1,587,100
Syniverse Holdings, Inc.	9.125	01/15/19	125,000	133,125
Vodafone Group PLC	1.250	09/26/17	775,000	778,895

Utilities 2.5%				28,416,456

Electric Utilities 1.8%
DPL, Inc.	7.250	10/15/21	360,000	405,900
Edison Mission Energy (H)	7.000	05/15/17	1,275,000	615,188
Edison Mission Energy (H)	7.625	05/15/27	100,000	47,500
Emgesa SA ESP (COP) (D)	8.750	01/25/21	129,000,000	79,762
Emgesa SA ESP (COP) (D)(S)	8.750	01/25/21	176,000,000	109,535
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	152,000	70,300
Exelon Generation Company LLC	4.000	10/01/20	3,065,000	3,302,047
Georgia Power Company	4.300	03/15/42	4,850,000	5,292,980
Korea Electric Power Corp. (S)	3.000	10/05/15	100,000	104,454
Korea Western Power Company Ltd. (S)	3.125	05/10/17	200,000	209,367
Oncor Electric Delivery Company LLC	6.800	09/01/18	2,750,000	3,399,663
Pacificorp	4.100	02/01/42	3,075,000	3,321,148
PPL Energy Supply LLC	6.500	05/01/18	2,875,000	3,408,879
Saudi Electricity Global Sukuk Company	4.211	04/03/22	200,000	216,700

Gas Utilities 0.1%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21	200,000	226,000
Nakilat, Inc.	6.067	12/31/33	100,000	119,748
Suburban Propane Partners LP (S)	7.500	10/01/18	189,000	203,175

Independent Power Producers & Energy Traders 0.3%
AES Corp.	7.375	07/01/21	375,000	419,063
Calpine Corp. (S)	7.500	02/15/21	225,000	244,688
Calpine Corp. (S)	7.875	01/15/23	235,000	259,675
Capex SA (S)	10.000	03/10/18	121,000	84,700
Empresas Publicas de Medellin ESP (COP) (D)	8.375	02/01/21	48,000,000	29,598
Empresas Publicas de Medellin ESP (COP) (D)(S)	8.375	02/01/21	220,000,000	135,656
GenOn Energy, Inc.	9.500	10/15/18	605,000	689,700
NRG Energy, Inc.	7.875	05/15/21	325,000	355,875
NRG Energy, Inc.	8.500	06/15/19	900,000	974,250
The AES Corp.	8.000	06/01/20	550,000	635,250

Multi-Utilities 0.3%
MidAmerican Energy Holdings Company	5.750	04/01/18	2,870,000	3,455,655

10

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

U.S. Government & Agency Obligations 4.1%				$45,443,355

(Cost $45,366,043)

U.S. Government Agency 4.1%				45,443,355

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool (C)	4.500	TBA	1,000,000	1,071,720
Freddie Mac Gold Pool (C)	5.000	TBA	3,000,000	3,245,263
Freddie Mac Gold Pool (C)	5.500	TBA	1,125,000	1,223,706
Freddie Mac Pool (P)	2.534	11/01/36	459,967	494,464
Freddie Mac Pool (P)	3.622	07/01/38	2,925,568	3,117,456
Freddie Mac Pool (P)	5.526	01/01/37	445,325	479,072
Federal National Mortgage Association
Fannie Mae Pool (P)	2.718	04/01/37	1,850,844	1,989,658
Fannie Mae Pool (C)	3.000	TBA	1,050,000	1,100,297
Fannie Mae Pool (P)	3.000	11/01/35	623,205	655,040
Fannie Mae Pool (C)	3.500	TBA	7,300,000	7,766,771
Fannie Mae Pool (C)	4.000	TBA	4,600,000	4,925,548
Fannie Mae Pool	4.000	08/01/25	716,547	764,476
Fannie Mae Pool (C)	4.500	TBA	8,100,000	8,737,255
Fannie Mae Pool (C)	5.000	TBA	1,250,000	1,356,992
Fannie Mae Pool (P)	5.411	10/01/38	955,129	1,026,763
Fannie Mae Pool (C)	5.500	TBA	2,600,000	2,850,870
Fannie Mae Pool (P)	5.849	01/01/37	444,470	477,805
Fannie Mae Pool	6.500	01/01/37	1,263,184	1,425,992
Government National Mortgage Association
Ginnie Mae Pool (C)	4.000	TBA	2,000,000	2,187,480
Ginnie Mae Pool	6.000	08/15/35	483,196	546,727

Foreign Government Obligations 5.8%				$65,469,416

(Cost $61,510,544)

Argentina 0.2%				2,044,828

Republic of Argentina
Bond (EUR) (D)	7.820	12/31/33	985,224	734,274
Bond (EUR) (D) (P)	7.820	12/31/33	1,766,137	1,310,554

Brazil 0.4%				4,914,490

Federative Republic of Brazil
Note (BRL) (D)	10.000	01/01/14	786,000	410,222
Federative Republic of Brazil
Bond	7.125	01/20/37	179,000	269,395
Bond	8.250	01/20/34	286,000	469,040
Note	5.875	01/15/19	439,000	542,165
Note (BRL) (D)	6.000	05/15/15	868,000	1,047,661
Note (BRL) (D)	6.000	08/15/16	271,000	330,753
Note (BRL) (D)	10.000	01/01/17	2,830,000	1,510,051
Note (BRL) (D)	10.000	01/01/21	427,000	228,229
Note (BRL) (D)	10.000	01/01/23	200,000	106,974

Chile 0.0%				123,690

Republic of Chile
Bond	3.250	09/14/21	114,000	123,690

11

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Colombia 0.4%				$4,105,774

Bogota Distrito Capital
Note (COP) (D)	9.750	07/26/28	2,065,000,000	1,685,355
Note (COP) (D)	9.750	07/26/28	400,000,000	326,461
Republic of Colombia
Bond	7.375	09/18/37	842,000	1,298,785
Bond	8.125	05/21/24	531,000	795,173

Croatia 0.1%				701,809

Republic of Croatia
Bond (S)	6.250	04/27/17	255,000	280,245
Bond	6.625	07/14/20	187,000	213,866
Bond	6.750	11/05/19	181,000	207,698

Dominican Republic 0.0%				309,025

Government of Dominican Republic
Bond	7.500	05/06/21	263,000	309,025

El Salvador 0.0%				507,555

Republic of El Salvador
Bond (S)	7.375	12/01/19	180,000	211,500
Bond	7.750	01/24/23	54,000	64,530
Bond	8.250	04/10/32	189,000	231,525

Ghana 0.0%				118,320

Republic of Ghana
Bond	8.500	10/04/17	102,000	118,320

Hungary 0.2%				2,170,290

Government of Hungary
Bond (HUF) (D)	5.500	02/12/14	7,190,000	32,698
Bond (HUF) (D)	6.750	02/12/13	10,700,000	48,893
Bond (HUF) (D)	6.750	02/24/17	15,210,000	70,237
Bond (HUF) (D)	6.750	11/24/17	32,570,000	150,647
Bond (HUF) (D)	7.000	06/24/22	81,760,000	375,026
Bond (HUF) (D)	7.500	10/24/13	40,680,000	188,610
Bond (HUF) (D)	7.750	08/24/15	41,410,000	196,090
Republic of Hungary
Bond (EUR) (D)	3.500	07/18/16	272,000	337,915
Bond (EUR) (D)	4.375	07/04/17	158,000	199,203
Bond (EUR) (D)	4.500	01/29/14	131,000	171,151
Bond (GBP) (D)	5.000	03/30/16	37,000	57,320
Bond (GBP) (D)	5.500	05/06/14	11,000	17,973
Bond (EUR) (D)	5.750	06/11/18	53,000	70,581
Bond	6.375	03/29/21	228,000	253,946

Indonesia 0.2%				2,076,118

Republic of Indonesia
Bond	5.875	03/13/20	104,000	124,930
Bond	7.750	01/17/38	123,000	197,108
Bond (S)	11.625	03/04/19	575,000	874,000
Bond	11.625	03/04/19	579,000	880,080

Iraq 0.1%				802,590

Republic of Iraq
Bond	5.800	01/15/28	863,000	802,590

12

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Lithuania 0.1%				$1,581,710

Republic of Lithuania
Bond	6.125	03/09/21	534,000	642,135
Bond (S)	6.625	02/01/22	554,000	685,575
Bond	7.375	02/11/20	200,000	254,000

Malaysia 0.4%				4,237,463

Government of Malaysia
Bond (MYR) (D)	3.197	10/15/15	2,130,000	702,175
Bond (MYR) (D)	3.314	10/31/17	400,000	131,721
Bond (MYR) (D)	3.418	08/15/22	610,000	199,383
Bond (MYR) (D)	3.835	08/12/15	3,170,000	1,062,335
Bond (MYR) (D)	4.012	09/15/17	3,740,000	1,270,499
Bond (MYR) (D)	4.160	07/15/21	220,000	75,657
Bond (MYR) (D)	4.262	09/15/16	1,955,000	667,962
Bond (MYR) (D)	4.392	04/15/26	360,000	127,731

Mexico 0.6%				7,121,097

Government of Mexico
Bond (MXN) (D)	2.500	12/10/20	23,166,927	1,921,953
Bond (MXN) (D)	3.500	12/14/17	1,641,675	141,472
Bond (MXN) (D)	4.000	06/13/19	1,593,390	143,424
Bond (MXN) (D)	5.000	06/16/16	1,738,244	152,352
Bond (MXN) (D)	5.000	06/15/17	1,040,000	78,874
Bond	5.125	01/15/20	14,000	16,730
Bond	5.750	10/12/10	1,050,000	1,233,750
Bond (MXN) (D)	6.000	06/18/15	900,000	70,311
Bond	6.050	01/11/40	810,000	1,075,275
Bond (MXN) (D)	6.250	06/16/16	4,130,000	327,216
Bond (MXN) (D)	6.500	06/10/21	4,299,000	350,081
Bond (MXN) (D)	6.500	06/09/22	1,731,000	141,534
Bond	6.750	09/27/34	203,000	287,245
Bond (MXN) (D)	7.750	12/14/17	3,010,000	256,393
Bond (MXN) (D)	7.750	05/29/31	4,213,000	370,821
Bond (MXN) (D)	8.000	12/17/15	4,170,000	345,198
Bond (MXN) (D)	8.500	05/31/29	2,200,000	208,468

Panama 0.2%				2,250,212

Republic of Panama
Bond	5.200	01/30/20	911,000	1,102,310
Bond	6.700	01/26/36	494,000	703,209
Bond	8.875	09/30/27	217,000	352,083
Bond	9.375	04/01/29	54,000	92,610

Peru 0.1%				989,320

Republic of Peru
Bond	5.625	11/18/50	271,000	350,945
Bond	7.350	07/21/25	375,000	545,625
Bond	8.750	11/21/33	53,000	92,750

Philippines 0.1%				1,626,700

Republic of Philippines
Bond	7.500	09/25/24	100,000	143,500
Bond	7.750	01/14/31	960,000	1,483,200

13

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Poland 0.5%				$5,206,842

Republic of Poland
Bond (PLN) (D) (Z)	Zero	01/25/13	2,170,000	673,518
Bond (PLN) (D) (Z)	Zero	01/25/14	2,940,000	879,426
Bond (PLN) (D)	3.000	08/24/16	2,338,918	773,254
Bond	5.125	04/21/21	569,000	668,655
Bond (PLN) (D)	5.250	10/25/20	880,000	290,639
Bond (PLN) (D)	5.500	04/25/15	320,000	103,959
Bond (PLN) (D)	5.750	04/25/14	250,000	80,356
Bond (PLN) (D)	5.750	10/25/21	830,000	283,370
Bond (PLN) (D)	5.750	09/23/22	20,000	6,861
Bond (PLN) (D)	6.250	10/24/15	90,000	29,994
Bond	6.375	07/15/19	1,138,000	1,416,810

Qatar 0.1%				1,214,017

Government of Qatar
Bond	5.250	01/20/20	501,000	597,944
Bond	5.750	01/20/42	229,000	295,410
Bond	6.550	04/09/19	255,000	320,663

Romania 0.0%				518,039

Government of Romania
Bond (RON) (D)	6.000	10/19/13	270,000	76,829
Bond	6.750	02/07/22	382,000	441,210

Russia 0.4%				4,209,974

Government of Russia
Eurobond	7.500	03/31/30	2,316,201	2,933,005
Eurobond (RUB) (D)	7.850	03/10/18	5,000,000	170,689
Eurobond	12.750	06/24/28	560,000	1,106,280

Slovakia 0.0%				278,589

Government of Slovakia (S)	4.375	05/21/22	261,000	278,589

South Africa 0.6%				6,438,781

Republic of South Africa
Bond	5.500	03/09/20	561,000	655,416
Bond	6.250	03/08/41	638,000	818,235
Bond (ZAR) (D)	6.750	03/31/21	11,890,000	1,378,477
Bond	6.875	05/27/19	283,000	352,448
Bond (ZAR) (D)	7.000	02/28/31	3,530,000	357,295
Bond (ZAR) (D)	8.000	12/21/18	10,960,000	1,381,980
Bond (ZAR) (D)	10.500	12/21/26	3,500,000	498,863
Bond (ZAR) (D)	13.500	09/15/15	7,135,000	996,067

Thailand 0.2%				2,149,443

Kingdom of Thailand
Bond (THB) (D)	1.200	07/14/21	14,739,172	491,198
Bond (THB) (D)	2.800	10/10/17	2,320,000	74,540
Bond (THB) (D)	3.125	12/11/15	17,510,000	573,244
Bond (THB) (D)	3.250	06/16/17	12,220,000	401,004
Bond (THB) (D)	3.625	05/22/15	12,180,000	403,778
Bond (THB) (D)	3.650	12/17/21	6,140,000	205,679

Turkey 0.5%				5,723,224

Republic of Turkey
Bond (TRY) (D) (Z)	Zero	07/17/13	310,000	165,205

14

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Turkey (continued)

Bond (TRY) (D)	4.000	04/29/15	615,982	$375,259
Bond (TRY) (D)	4.500	02/11/15	734,733	449,652
Bond	5.125	03/25/22	226,000	253,685
Bond	5.625	03/30/21	175,000	203,438
Bond	6.250	09/26/22	485,000	587,578
Bond	6.750	04/03/18	317,000	377,389
Bond	7.000	06/05/20	83,000	103,626
Bond	7.250	03/15/15	417,000	465,581
Bond	7.250	03/05/38	493,000	665,550
Bond (TRY) (D)	7.500	09/24/14	910,000	511,986
Bond (TRY) (D)	8.000	01/29/14	160,000	90,448
Bond (TRY) (D)	9.000	03/05/14	910,000	521,124
Bond (TRY) (D)	9.000	01/27/16	980,000	574,059
Bond (TRY) (D)	9.000	03/08/17	640,000	378,644

Ukraine 0.1%				1,589,334

Republic of Ukraine
Bond	6.580	11/21/16	544,000	538,321
Bond (S)	6.875	09/23/15	100,000	99,870
Bond	7.650	06/11/13	945,000	951,143

Uruguay 0.1%				799,955

Republic of Uruguay
Bond	7.625	03/21/36	219,981	341,521
Bond	7.875	01/15/33	54,580	84,599
Bond	8.000	11/18/22	258,709	373,835

Venezuela 0.2%				1,660,227

Republic of Venezuela
Bond	6.000	12/09/20	161,000	122,763
Bond	8.500	10/08/14	509,000	516,635
Bond	9.250	09/15/27	40,000	36,100
Bond	11.950	08/05/31	136,000	139,060
Bond	12.750	08/23/22	391,300	419,669
Bond	13.625	08/15/18	400,000	426,000

Capital Preferred Securities 0.3%				$3,689,756

(Cost $3,311,103)

Financials 0.3%				3,533,835

Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17	3,500,000	3,533,835

Industrials 0.0%				155,921

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	149,000	155,921

Convertible Bonds 1.1%				$12,067,239

(Cost $12,700,597)

Consumer Discretionary 0.2%				1,619,600

Auto Components 0.1%
TRW Automotive, Inc.	3.500	12/01/15	523,000	890,734

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc.	2.000	12/15/15	98,000	85,321

15

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Specialty Retail 0.1%
RadioShack Corp. (S)	2.500	08/01/13	681,000	$643,545

Consumer Staples 0.1%				1,120,223

Food Products 0.1%
Smithfield Foods, Inc.	4.000	06/30/13	497,000	529,926
Tyson Foods, Inc.	3.250	10/15/13	525,000	590,297

Energy 0.2%				1,864,014

Energy Equipment & Services 0.1%
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19	431,000	432,078
Newpark Resources, Inc.	4.000	10/01/17	364,000	361,725
Subsea 7 SA	2.250	10/11/13	600,000	669,900

Oil, Gas & Consumable Fuels 0.1%
Stone Energy Corp. (S)	1.750	03/01/17	429,000	400,311

Health Care 0.0%				328,318

Biotechnology 0.0%
Dendreon Corp.	2.875	01/15/16	511,000	328,318

Industrials 0.2%				1,817,747

Airlines 0.1%
AirTran Holdings, Inc.	5.250	11/01/16	322,000	405,519

Machinery 0.1%
Altra Holdings, Inc.	2.750	03/01/31	596,000	596,000
Greenbrier Companies, Inc.	3.500	04/01/18	886,000	816,228

Information Technology 0.4%				4,969,984

Communications Equipment 0.2%
Alcatel-Lucent (EUR) (D)	5.000	01/01/15	135,660	138,273
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	880,000	651,200
Ciena Corp. (S)	4.000	03/15/15	465,000	488,831
Comtech Telecommunications Corp.	3.000	05/01/29	513,000	525,504

Internet Software & Services 0.0%
WebMD Health Corp.	2.500	01/31/18	483,000	408,739

Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc.	1.500	08/01/31	450,000	383,625
Micron Technology, Inc.	1.875	06/01/27	307,000	264,979
ON Semiconductor Corp.	2.625	12/15/26	531,000	539,629

Software 0.1%
Callidus Software, Inc.	4.750	06/01/16	461,000	452,064
Symantec Corp.	1.000	06/15/13	1,032,000	1,117,140

Materials 0.0%				347,353

Metals & Mining 0.0%
RTI International Metals, Inc.	3.000	12/01/15	335,000	347,353

16

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Structured Notes (K)0.5%				$5,676,696

(Cost $5,684,299)

Brazil 0.1%				723,380

Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	6.000	11/21/12	60,000	723,380

Colombia 0.0%				504,722

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D) (S)	10.000	07/25/24	208,000,000	148,533
Note (COP) (D)	11.000	07/27/20	500,000,000	356,189

Germany 0.0%				102,030

Deutsche Bank AG/London
Note (IDR) (D) (S)	5.625	05/17/23	1,000,000,000	102,030

Indonesia 0.2%				1,861,010

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/18/19	4,670,000,000	646,382
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D) (S)	7.000	05/17/22	1,400,000,000	159,297
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D) (S)	5.250	05/17/18	1,000,000,000	103,828
Note (IDR) (D) (S)	5.625	05/17/23	1,000,000,000	103,248
Note (IDR) (D)	8.250	06/17/32	6,820,000,000	848,255

Russia 0.2%				2,183,304

Government of Russia (Credit Suisse)
Bond (RUB) (D) (S)	7.000	06/03/15	13,700,000	438,751
Bond (RUB) (D)	7.500	03/15/18	5,100,000	165,295
Bond (RUB) (D)	7.500	04/14/21	5,000,000	168,155
Bond (RUB) (D)	7.600	04/14/21	14,000,000	455,483
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	7.350	01/20/16	10,000,000	323,068
Government of Russia (HSBC Bank PLC)
Bond (RUB) (D) (S)	7.350	01/21/16	9,000,000	290,759
Government of Russia (JPMorgan Chase Bank NA)
Bond (RUB) (D) (S)	7.600	04/16/21	10,500,000	341,793

United Kingdom 0.0%				302,250

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18	390,000	302,250

Term Loans (M)19.8%				$221,694,214

(Cost $221,536,741)

Consumer Discretionary 6.0%				67,225,789

Auto Components 0.5%
Allison Transmission, Inc.	4.250	08/23/19	3,001,478	3,011,758
The Goodyear Tire & Rubber Company	4.750	04/30/19	2,250,000	2,269,688

Automobiles 0.2%
Chrysler Group LLC	6.000	05/24/17	2,020,854	2,063,797

Health Care Providers & Services 0.2%
United Surgical Partners International, Inc.	6.000	04/03/19	3,018,830	3,038,957

17

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp.	6.000	12/17/15	1,323,438	$1,334,073
Caesars Entertainment Operating Company, Inc.	5.461	01/26/18	3,428,800	3,075,442
Cannery Casino Resorts LLC	6.000	10/02/18	575,000	576,438
CCM Merger, Inc.	6.000	03/01/17	1,448,794	1,456,944
Pinnacle Entertainment, Inc.	4.000	03/19/19	1,595,980	1,599,970
Wendy's International, Inc.	4.750	05/15/19	1,972,000	1,987,200

Media 3.5%
Acosta, Inc.	5.000	03/01/18	1,755,000	1,763,775
Advantage Sales & Marketing LLC	5.250	12/18/17	1,806,951	1,803,337
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	709,113
Cequel Communications LLC	4.000	02/14/19	1,499,781	1,500,407
Charter Communications Operating LLC	4.000	05/15/19	3,312,355	3,329,745
Cumulus Media Holdings, Inc.	5.750	09/17/18	2,801,547	2,813,034
FoxCo Acquisition Sub LLC	5.500	07/31/17	5,855,000	5,928,188
Getty Images, Inc.	4.750	09/13/19	2,946,000	2,955,575
Hubbard Broadcasting, Inc.	5.250	04/28/17	1,017,678	1,022,766
Interactive Data Corp.	4.500	02/12/18	2,484,432	2,496,208
LIN Television Corp.	5.000	12/21/18	977,613	986,778
MCC Georgia LLC	4.500	10/23/17	1,936,703	1,927,019
RH Donnelley, Inc.	9.000	10/24/14	1,492,355	927,748
Sinclair Television Group, Inc.	4.000	10/28/16	2,322,441	2,330,144
Univision Communications, Inc.	4.462	03/31/17	4,441,456	4,343,109
UPC Financing Partnership	4.750	12/29/17	1,483,000	1,490,415
Visant Corp.	5.250	12/22/16	2,129,590	2,047,450
WideOpenWest Finance LLC	6.250	07/17/18	989,779	997,315

Multiline Retail 0.5%
BJ's Wholesale Club, Inc.	5.750	09/26/19	2,365,000	2,387,664
Lord & Taylor LLC	5.750	01/11/19	848,037	851,747
The Neiman Marcus Group, Inc.	4.750	05/16/18	2,197,000	2,199,997

Specialty Retail 0.2%
Party City Holdings, Inc.	5.750	07/26/19	1,984,608	1,999,988

Consumer Staples 1.5%				16,365,896

Food & Staples Retailing 0.3%
Advancepierre Foods	5.750	07/10/17	1,765,000	1,776,767
SUPERVALU, Inc.	8.000	08/30/18	1,478,169	1,488,463

Food Products 0.7%
Del Monte Corp.	4.500	03/08/18	3,454,863	3,444,498
Dole Food Company, Inc.	5.021	07/06/18	1,263,502	1,266,398
Dole Food Company, Inc.	5.036	07/06/18	706,074	707,692
Pinnacle Foods Finance LLC	4.750	10/17/18	2,329,163	2,333,045

Household Products 0.2%
Reynolds Group Holdings, Inc.	4.750	09/20/18	2,340,000	2,347,008

Personal Products 0.3%
Revlon Consumer Products Corp.	4.750	11/17/17	3,000,618	3,002,025

Energy 0.9%				10,539,379

Energy Equipment & Services 0.3%
Pinnacle Holdco Sarl	6.500	07/24/19	1,484,000	1,477,508
Vantage Drilling Company (T)		10/26/17	1,758,000	1,699,617

18

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Oil, Gas & Consumable Fuels 0.6%
EP Energy LLC	5.000	05/24/18	2,931,000	$2,947,487
MEG Energy Corp.	4.000	03/16/18	1,934,170	1,938,099
Plains Exploration & Production Company (T)		09/13/19	1,272,000	1,276,999
Samson Investment Company	6.000	09/13/18	1,190,000	1,199,669

Financials 0.9%				10,203,088

Diversified Financial Services 0.3%
GMACM Borrower LLC	5.000	11/18/13	2,576,333	2,579,554
GMACM Borrower LLC	6.750	11/18/13	515,000	519,721

Insurance 0.3%
CNO Financial Group, Inc.	5.000	09/20/18	3,540,000	3,557,700

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	5.750	09/28/17	3,555,000	3,546,113

Health Care 2.5%				28,003,882

Biotechnology 0.2%
Par Pharmaceutical Companies, Inc.	5.000	09/30/19	2,060,000	2,054,850

Health Care Equipment & Supplies 0.5%
Hologic, Inc.	4.500	08/01/19	1,577,338	1,593,769
Kinetic Concepts, Inc.	7.000	05/04/18	2,557,585	2,586,358
US Renal Care, Inc.	6.250	07/02/19	1,247,184	1,259,656

Health Care Providers & Services 1.2%
DaVita, Inc. (T)		11/01/19	1,230,000	1,231,538
DaVita, Inc.	4.500	10/20/16	2,194,149	2,203,452
Emergency Medical Services Corp.	5.250	05/25/18	2,538,414	2,558,087
Golden Gate National Senior Care LLC	5.000	05/04/18	1,505,835	1,446,543
IASIS Healthcare LLC	5.000	05/03/18	2,387,178	2,391,158
Radnet Management, Inc.	5.505	09/30/18	1,767,000	1,765,528
Vanguard Health Holding Company II LLC	5.000	01/29/16	1,926,310	1,933,534

Health Care Technology 0.1%
IMS Health, Inc.	4.500	08/25/17	588,000	590,730

Life Sciences Tools & Services 0.1%
Pharmaceutical Product Development, Inc.	6.250	12/05/18	1,529,559	1,546,767

Pharmaceuticals 0.4%
Valeant Pharmaceuticals International, Inc. (T)		02/13/19	2,202,000	2,202,000
Warner Chilcott Company LLC	4.250	03/15/18	2,633,329	2,639,912

Industrials 2.0%				21,942,101

Aerospace & Defense 1.0%
DAE Aviation Holdings, Inc. (T)		10/29/18	2,062,000	2,051,690
DAE Aviation Holdings, Inc.	7.250	07/31/14	1,692,655	1,692,655
Sequa Corp.	3.615	12/03/14	3,878,447	3,865,842
Sequa Corp.	6.250	12/03/14	898,213	896,715
TransDigm, Inc.	4.000	02/14/17	2,768,500	2,773,221

19

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Building Products 0.2%
Goodman Global, Inc.	5.750	10/28/16	1,006,231	$1,006,511
Goodman Global, Inc.	9.000	10/30/17	687,909	692,381

Commercial Services & Supplies 0.3%
ADS Waste Holdings	5.250	09/11/19	1,150,000	1,159,105
GCA Services Group, Inc. (T)		10/22/19	1,768,000	1,762,475

Industrial Conglomerates 0.2%
Bakrie and Brothers Tbk PT	15.000	01/18/13	128,297	57,734
Tomkins LLC	4.250	09/29/16	2,123,700	2,130,602

Machinery 0.3%
Navistar, Inc.	7.000	08/17/17	1,179,000	1,184,895
Rexnord LLC	4.500	04/02/18	2,655,000	2,668,275

Information Technology 1.4%				15,850,575

Internet Software & Services 0.2%
SkillSoft Corp.	5.000	05/26/17	2,244,486	2,261,320

Semiconductors & Semiconductor Equipment 0.4%
NXP Funding LLC	4.500	03/03/17	2,501,900	2,531,090
NXP Funding LLC	5.500	03/03/17	2,221,560	2,262,288

Software 0.8%
First Data Corp.	4.211	03/23/18	4,636,632	4,428,707
First Data Corp.	5.211	09/24/18	1,175,000	1,149,787
Infor US, Inc.	5.250	04/05/18	3,187,500	3,217,383

Materials 1.6%				18,372,097

Chemicals 1.1%
Chemtura Corp.	5.500	08/27/16	3,413,518	3,447,653
INEOS US Finance LLC	6.500	05/04/18	2,300,044	2,329,732
Momentive Specialty Chemicals BV	4.125	05/05/15	789,833	784,156
Momentive Specialty Chemicals, Inc.	4.000	05/05/15	1,839,413	1,826,193
OM Group, Inc.	5.750	08/02/17	814,770	818,335
Styron LLC	8.000	08/02/17	4,047,657	3,856,660

Metals & Mining 0.2%
Novelis, Inc.	4.000	03/10/17	2,321,450	2,316,129

Paper & Forest Products 0.3%
Ainsworth Lumber Company, Ltd.	5.250	06/26/14	3,023,473	2,993,239

Telecommunication Services 1.9%				21,044,745

Diversified Telecommunication Services 1.3%
Atlantic Broadband Finance LLC (T)		09/20/19	1,170,000	1,179,750
Intelsat Jackson Holdings SA	4.500	04/02/18	2,310,000	2,324,438
Level 3 Financing, Inc.	4.750	02/01/16	987,000	998,515
Level 3 Financing, Inc.	4.750	08/01/19	1,500,000	1,505,250
Level 3 Financing, Inc.	5.250	08/01/19	1,973,000	1,990,881
Syniverse Holdings, Inc.	5.000	04/23/19	2,817,938	2,828,505
Telesat Canada	4.250	03/28/19	3,551,100	3,559,978

Internet Software & Services 0.3%
Atlantic Broadband Finance LLC	5.250	04/04/19	2,233,403	2,240,581
Fibertech Networks LLC	5.771	11/30/16	1,330,196	1,330,196

20

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Telecommunication Services (continued)

Media 0.2%
Bragg Communications, Inc.	4.000	02/28/18	1,908,684	$1,912,263

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.	4.750	10/10/19	1,170,000	1,174,388

Utilities 1.1%				12,146,662

Electric Utilities 0.6%
Texas Competitive Electric Holdings Company LLC	4.749	10/10/17	9,988,544	6,442,611

Independent Power Producers & Energy Traders 0.5%
Calpine Corp.	4.500	04/02/18	2,250,725	2,253,282
Calpine Corp.	4.500	09/27/19	670,000	670,503
GenOn Energy, Inc.	6.500	12/01/17	2,761,038	2,780,266

Collateralized Mortgage Obligations 18.7%				$209,898,226

(Cost $198,765,415)

Commercial & Residential 18.5%				208,027,542

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,500,000	1,583,888
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P) (S)	5.650	03/25/58	7,000,000	7,308,427
American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.854	02/25/47	5,729,732	3,166,136
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	3,605,502	3,661,603
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.120	08/26/36	2,421,884	2,419,428
Series 2011, Class 21A5 (P) (S)	3.108	06/26/34	3,949,568	3,971,370
Series 2012-RR9, Class 2A5 (P) (S)	0.381	08/26/46	4,917,279	4,669,557
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	3,200,000	3,818,147
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.150	10/12/42	2,240,000	2,514,017
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	6,118,401	6,305,080
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	6,039,199	6,286,667
Series 2012-1, Class 1A1 (P) (S)	0.581	06/25/35	5,305,416	5,032,680
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	2,075,000	1,712,242
Series 2007-C9, Class A4 (P)	5.801	12/10/49	2,475,000	2,968,968
Countrywide Alternative Loan Trust
Series 2005-51, Class 1A2A (P)	0.501	11/20/35	63,408	63,291
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.461	02/25/36	3,032,220	2,125,768
Series 2004-25, Class 1A1 (P)	0.541	02/25/35	4,227,301	3,776,945
Series 2004-25, Class 2A1 (P)	0.551	02/25/35	5,977,932	5,102,626
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.860	06/25/50	2,450,000	2,357,667
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	3,708,700	3,727,158
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.924	04/25/47	2,902,264	2,125,134

21

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Extended Stay America Trust
Series 2010-ESHA, Class A (S)	2.951	11/05/27	7,976,770	$7,994,846
Series 2010-ESHA, Class B (S)	4.221	11/05/27	3,750,000	3,764,220
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.574	02/25/36	2,928,474	2,086,907
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.286	07/25/48	6,125,000	6,103,783
Series 2012-K710, Class C (P) (S)	3.819	06/25/47	4,500,000	4,348,089
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.789	08/10/45	5,325,000	5,113,267
Harborview Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.412	05/19/47	4,236,376	3,051,733
Indymac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.564	01/25/36	1,646,860	1,434,191
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.531	07/25/45	2,867,610	2,189,919
Jefferies & Company, Inc.
Series 2008-R1, Class A (P) (S)	7.943	06/25/47	3,212,494	2,399,652
Series 2009-R2, Class 4A (P) (S)	2.852	05/26/37	2,161,176	2,173,138
Series 2009-R9, Class 1A1 (P) (S)	2.725	08/26/46	1,831,237	1,819,303
Series 2010-R8, Class 1A1 (P) (S)	0.417	02/26/47	1,594,218	1,560,470
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	716,670	719,275
Series 2006-LDP9, Class AJ	5.411	05/15/47	4,725,000	3,245,966
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,710,259	2,897,362
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	599,976	599,992
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.778	07/26/37	622,021	642,534
Series 2011-2 , Class 1A3 (P) (S)	0.861	08/26/37	4,160,418	4,030,975
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	607,286
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.904	03/25/47	864,846	602,809
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.334	12/12/49	952,988	947,035
Morgan Stanley Reremic Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	3,942,305	3,996,969
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.581	12/25/34	2,470,324	2,357,064
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.520	03/26/36	4,127,799	4,145,421
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,943,875
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.367	08/26/36	3,161,618	2,685,399
Series 2012-6, Class 4A1 (P) (S)	0.547	01/26/36	4,223,350	3,682,894
Series 2012-6, Class 5A1 (P) (S)	0.677	12/26/35	2,898,913	2,469,512
Series 2012-6, Class 6A1 (P) (S)	0.557	11/26/35	4,747,063	4,139,587
Series 2012-6, Class 7A1 (P) (S)	0.417	02/26/37	3,329,157	2,903,129
Series 2012-6, Class 9A1 (P) (S)	0.567	11/26/35	2,509,421	2,449,038
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.462	07/19/35	2,741,955	2,661,701
Series 2005-AR6, Class 2A1 (P)	0.521	09/25/45	4,138,106	2,867,844
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,154,665	1,781,152

22

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Series 2005-11, Class A1 (P)	0.531	08/25/45	4,577,086	$4,158,438
Series 2005-AR1, Class A1A (P)	0.531	01/25/45	2,053,959	1,898,567
Series 2005-AR13, Class A1A1 (P)	0.501	10/25/45	4,321,857	3,902,883
Series 2005-AR13, Class A1B2 (P)	0.641	10/25/45	2,422,033	2,028,305
Series 2005-AR17, Class A1A2 (P)	0.501	12/25/45	3,521,370	3,114,071
Series 2005-AR19, Class A1A1 (P)	0.481	12/25/45	3,959,971	3,608,230
Series 2005-AR6, Class 2A1A (P)	0.441	04/25/45	5,585,274	5,190,082
Series 2005-AR8, Class 1A (P)	0.481	07/25/45	3,986,309	3,606,227
Series 2005-AR9, Class A1A (P)	0.531	07/25/45	2,627,520	2,478,056
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.626	06/25/35	1,833,727	1,842,581
Series 2005-AR4, Class 2A2 (P)	2.691	04/25/35	3,138,460	3,172,895
Series 2005-AR9, Class 3A1 (P)	2.677	06/25/34	903,579	914,071

U.S. Government Agency 0.2%				1,870,684

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	755,158	773,081
Freddie Mac Series 3829 IO	4.500	08/15/39	8,032,463	1,097,603

Asset Backed Securities 3.8%				$42,351,301

(Cost $41,348,115)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,126,360
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.321	07/25/36	3,627,403	3,474,106
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.261	07/25/37	11,732	11,727
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.331	03/25/47	1,444,073	1,404,228
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.681	08/25/35	3,586,882	3,479,681
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2	1.006	01/25/35	3,950,000	3,673,105
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV2 (P)	0.311	03/25/37	2,172,431	2,168,599
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,786,928	1,805,621
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.731	03/25/26	4,033,501	4,032,117
Series 2012-C, Class A1 (P) (S)	1.314	08/15/23	6,112,387	6,149,092
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.511	11/25/35	1,835,024	1,776,672
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.291	01/25/37	17,340	17,327
Series 2007-BC3, Class 2A1 (P)	0.271	05/25/47	2,823,673	2,763,806
Series 2008-BC4, Class A3 (P)	0.461	11/25/37	3,752,006	3,583,477
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,480,000	2,571,843
Series 2011-1A, Class A (S)	4.600	01/20/26	2,186,250	2,313,540

23

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

			Shares	Value

Common Stocks 0.0%				$7,878

(Cost $607,331)

Industrials 0.0%				4

Air Freight & Logistics 0.0%
General Maritime Corp.			417	4

Materials 0.0%				7,874

Paper & Forest Products 0.0%
Catalyst Paper Corp.			15,729	7,874

Preferred Securities 0.1%				$1,314,296

(Cost $1,588,919)

Energy 0.1%				1,200,279

Oil, Gas & Consumable Fuels 0.1%
Apache Corp., Series D, 6.000%			13,780	642,975
SandRidge Energy, Inc., 8.500%			5,395	557,304

Financials 0.0%				40,307

Insurance 0.0%
Hartford Financial Services Group, Inc., Series F, 7.250%			1,971	40,307

Materials 0.0%				73,710

Metals & Mining 0.0%
Molycorp, Inc., 5.500%			1,840	73,710

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$66,475

(Cost $34,394)

Financials 0.0%				66,475

BTA Bank JSC (Recovery Units) (H)(S)	—	06/30/20	578,042	66,475

			Shares	Value

Warrants 0.0%				$0

(Cost $0)

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)			646	0

		Yield	Shares	Value

Short-Term Investments 5.7%				$63,675,071

(Cost $63,675,071)

Money Market Funds 5.7%				63,412,641

State Street Institutional Liquid Reserves Fund		0.1893% (Y)	63,412,641	63,412,641

24

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

	Par value^	Value

Repurchase Agreement 0.0%		$262,430

Repurchase Agreement with State Street Corp., dated 10-31-12 at
0.010% to be repurchased at $262,430 on 11-1-12, collateralized by
$263,000 U.S. Treasury Notes, 1.750% due 5-15-22 (valued at
$265,589, including interest)	262,430	262,430
		Value

Total investments (Cost $1,112,316,525)† 103.1%	$1,155,763,147

Other assets and liabilities, net (3.1%)		($35,272,836)

Total net assets 100.0%	$1,120,490,311

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Notes to Portfolio of Investments

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

TBA To Be Announced

(C) Security purchased on a when-issued or delayed delivery.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

25

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $209,096,865 or 18.7% of the Fund's net assets as of 10-31-12.

(T) This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,116,107,627. Net unrealized appreciation aggregated $39,655,520, of which $49,536,836 related to appreciated investment securities and $9,881,316 related to depreciated investment securities.

26

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

27

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10-31-12	Price	Inputs	Inputs
Corporate Bonds	$484,475,699	—	$484,475,699	—
U.S. Government & Agency Obligations	45,443,355	—	45,443,355	—
Foreign Government Obligations	65,469,416	—	65,469,416	—
Capital Preferred Securities	3,689,756	—	3,689,756	—
Convertible Bonds	12,067,239	—	12,067,239	—
Structured Notes	5,676,696	—	4,445,788	$1,230,908
Term Loans	221,694,214	—	221,636,480	57,734
Collateralized Mortgage Obligations	209,898,226	—	191,568,667	18,329,559
Asset Backed Securities	42,351,301	—	42,351,301	—
Common Stocks	7,878	—	—	7,878
Preferred Securities	1,314,296	$756,992	557,304	—
Short-Term Investments	63,675,071	63,412,641	262,430	—

Total Investments in Securities	$1,155,763,147	$64,169,633	$1,071,967,435	$19,626,079
Other Financial Instruments:
Futures	($537,789)	($537,789)	—	—
Forward Foreign Currency Contracts	$37,645	—	$37,645	—
Interest Rate Swaps	($1,776,173)	—	($1,776,173)	—
Credit Default Swaps	($3,452,768)	—	($3,452,768)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Structured	Term	Collateralized Mortgage	Common	Total
	Notes	Loans	Obligations	Stock
Balance as of 7-31-12	$1,156,151	$100,071	-	$4	$1,256,226
Realized gain (loss)	-	-	$5,851	-	5,851
Change in unrealized appreciation (depreciation)	24,983	(42,337)	325,597	7,598	315,841
Purchases	913,425	-	18,122,089	276	19,035,790
Sales	-	-	(123,978)	-	(123,978)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(863,651)	-	-	-	(863,651)
Balance as of 10-31-12	$1,230,908	$57,734	$18,329,559	$7,878	$19,626,079
Change in unrealized at period end*	$24,983	($42,337)	$325,597	$7,598	$315,841

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction

28

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended October 31, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at October 31, 2012.

				AGGREGATE	UNREALIZED
	NUMBER OF			SETTLEMENT	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	(DEPRECIATION)
U.S. Treasury 2-Year Note Futures	170	Long	Dec 2012	$37,455,781	($37,359)
U.S. Treasury 5-Year Note Futures	129	Long	Dec 2012	16,028,250	(9,557)
U.S. Treasury 10-Year Note Futures	1,616	Short	Dec 2012	(214,978,500)	(543,421)
U.S. Treasury 30-Year Bond Futures	403	Short	Dec 2012	(60,172,937)	42,383
U.S. Treasury Ultra Long Bond Futures	30	Short	Dec 2012	(4,952,813)	10,165
				($226,620,219)	($537,789)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward

29

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2012.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

BRL	24,046	$11,767	Citibank N.A.	Nov 2012	$72
BRL	24,046	11,797	Citibank N.A.	Dec 2012	(4)
CLP	23,950,000	50,000	Citibank N.A.	Nov 2012	(357)
EUR	136,843	176,536	Citibank N.A.	Nov 2012	877
GBP	287,715	461,265	Citibank N.A.	Nov 2012	2,991
PHP	6,731,450	160,502	Citibank N.A.	Dec 2012	2,849
RON	397,070	112,842	Citibank N.A.	Nov 2012	24
RON	550,845	158,814	Citibank N.A.	Dec 2012	(2,638)
RUB	65,018,740	2,030,993	Citibank N.A.	Nov 2012	40,204
RUB	9,742,075	311,000	Citibank N.A.	Dec 2012	(2,961)
RUB	4,793,070	152,186	Citibank N.A.	Jan 2013	(1,293)
RUB	62,497,210	1,968,819	Citibank N.A.	Feb 2013	(4,922)

		$5,606,521			$34,842

SELLS

BRL	24,046	$11,845	Citibank N.A.	Nov 2012	$6
EUR	6,118,522	7,934,322	Citibank N.A.	Nov 2012	1,869
GBP	429,000	689,686	Citibank N.A.	Nov 2012	(2,546)
PHP	6,731,450	161,581	Citibank N.A.	Dec 2012	(1,770)
RUB	65,018,740	2,076,441	Citibank N.A.	Nov 2012	5,244

		$10,873,875			$2,803

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
PHP	Philippine Peso
RON	Romanian New Leu
RUB	Russian Ruble

30

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

Swaps. The Fund may enter into interest rate and credit default. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2012, the Fund used interest rate swaps to manage the duration of the portfolio. The following table summarizes the interest rate swap contracts held as of October 31, 2012.

	USD
	Notional	Payments	Payments	Maturity	Market
Counterparty	Amount	Made by Fund	Received by Fund	Date	Value

Citibank N.A.	$10,160,000	Fixed 3.5825%	3 Month Libor (a)	Dec 2019	($1,776,173)

(a) At 10-31-12, the 3-month LIBOR rate was 0.31275%.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2012, the Fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2012 as a Buyer of protection.

					Unamortized
			(Pay)/		Upfront
			Receive		Payment	Unrealized
	Reference	USD Notional	Fixed	Maturity	Paid	Appreciation
Counterparty	Obligation	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Citibank N.A.	CDX.NA.IG.18	$110,400,000	(1.000%)	Jun 2017	($352,103)	($322,592)	($674,695)
Credit Suisse International	CDX.NA.HY 18	55,143,000	(5.000%)	Jun 2017	1,532,958	(1,982,397)	(449,439)
Citibank N.A.	CDX.NA.HY.18	11,112,750	(5.000%)	Jun 2017	659,213	(749,787)	(90,574)
Credit Suisse International	LCDX.NA. 18	24,750,000	(2.500%)	Jun 2017	1,309,368	(1,536,305)	(226,937)
JP Morgan Chase Bank	LCDX.NA.18	30,195,000	(2.500%)	Jun 2017	1,597,429	(1,874,292)	(276,863)
		$231,600,750			$4,746,865	($6,465,373)	($1,718,508)

31

Multi Sector Bond Fund
As of 10-31-12 (Unaudited)

For the CDS agreements detailed below, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended October 31, 2012 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2012 where the Fund acted as a Seller of protection.

					Unamortized
			(Pay)/		Upfront
		USD	Receive		Payment	Unrealized
	Reference	Notional	Fixed	Maturity	Paid	Appreciation
Counterparty	Obligation	Amount	Rate	Date	(Received)	(Depreciation)	Market Value

Citibank N.A.	CMBX NA AAA 4	$4,000,000	0.350%	Feb 2051	($775,649)	$528,049	($247,600)
Citibank N.A.	CMBX NA AM 4	9,800,000	0.500%	Feb 2051	(1,555,117)	68,457	(1,486,660)
		$13,800,000			($2,330,766)	$596,506	($1,734,260)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

32

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Sector Bond Fund.

350Q1 10/12
12/12

MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 60.3%				$292,360,521

(Cost $283,114,222)

Argentina 0.1%				465,667

Capex SA (S)	10.000	03/10/18	195,000	136,500
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	264,000	122,100
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	234,000	207,067

Azerbaijan 0.1%				303,909

State Oil Company of the Azerbaijan Republic	5.450	02/09/17	282,000	303,909

Bermuda 0.2%				906,148

Qtel International Finance, Ltd.	3.375	10/14/16	200,000	211,000
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	230,933
Qtel International Finance, Ltd.	5.000	10/19/25	200,000	227,000
Qtel International Finance, Ltd. (S)	5.000	10/19/25	209,000	237,215

Brazil 0.7%				3,490,053

Banco Cruzeiro do Sul SA (H)(S)	8.875	09/22/20	369,000	369
Banco Cruzeiro do Sul SA (H)	8.875	09/22/20	100,000	100
Banco do Brasil SA	3.875	10/10/22	230,000	229,310
BM&FBovespa SA (S)	5.500	07/16/20	275,000	317,625
BM&FBovespa SA	5.500	07/16/20	100,000	115,500
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	137,000	149,330
BR Properties SA (Q)(S)	9.000	10/07/15	153,000	167,535
Caixa Economica Federal (C)(S)	2.375	11/06/17	300,000	298,168
Caixa Economica Federal (C)(S)	3.500	11/07/22	156,000	155,860
Globo Comunicacao e Participacoes SA (Q)	6.250	07/20/15	100,000	108,000
Hypermarcas SA (S)	6.500	04/20/21	284,000	305,300
Itau Unibanco Holding SA (S)	5.650	03/19/22	204,000	215,730
NET Servicos de Comunicacao SA	7.500	01/27/20	100,000	115,500
OGX Austria GmbH (S)	8.500	06/01/18	437,000	381,283
Samarco Mineracao SA (S)	4.125	11/01/22	252,000	251,493
Telemar Norte Leste SA (S)	5.500	10/23/20	106,000	113,950
Votorantim Cimentos SA (S)	7.250	04/05/41	500,000	565,000

Canada 2.2%				10,822,818

Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	1,295,223	1,282,227
Cascades, Inc.	7.750	12/15/17	650,000	685,750
Cascades, Inc.	7.875	01/15/20	600,000	636,000
Catalyst Paper Corp., PIK	11.000	10/30/17	467,275	381,997
CHC Helicopter SA	9.250	10/15/20	930,000	943,950
MEG Energy Corp. (S)	6.500	03/15/21	750,000	804,375
Mercer International, Inc.	9.500	12/01/17	920,000	979,800
PTTEP Canada International Finance, Ltd.	5.692	04/05/21	200,000	232,729
Quebecor Media, Inc. (S)	5.750	01/15/23	1,275,000	1,300,500
Taseko Mines, Ltd.	7.750	04/15/19	1,200,000	1,170,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,384,000	1,484,340
Videotron Ltee	5.000	07/15/22	890,000	921,150

Cayman Islands 1.7%				8,413,158

Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	200,000	215,000
China Overseas Finance Cayman II, Ltd.	5.500	11/10/20	100,000	111,771
DP World Sukuk, Ltd.	6.250	07/02/17	290,000	324,800
Dubai Holding Commercial Operations MTN, Ltd. (EUR) (D)	4.750	01/30/14	150,000	190,534
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	200,000	310,324

1

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Cayman Islands (continued)

Emaar Sukuk, Ltd.	6.400	07/18/19	400,000	$433,000
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15	298,000	301,972
Grupo Aval, Ltd. (S)	4.750	09/26/22	409,000	409,000
Grupo Aval, Ltd. (S)	5.250	02/01/17	200,000	213,500
Gruposura Finance (S)	5.700	05/18/21	400,000	446,000
Hutchison Whampoa International 11, Ltd. (S)	4.625	01/13/22	200,000	222,560
IPIC GMTN, Ltd. (S)	3.750	03/01/17	350,000	371,000
MAF Global Securities, Ltd.	5.250	07/05/19	400,000	419,400
MAF SUKUK, Ltd.	5.850	02/07/17	300,000	326,250
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	194,000	223,585
Odebrecht Finance, Ltd. (S)	5.125	06/26/22	200,000	217,500
Offshore Group Investments, Ltd.	11.500	08/01/15	1,833,000	2,014,009
Pemex Finance, Ltd.	9.150	11/15/18	520,000	646,168
Petrobras International Finance Company	2.875	02/06/15	90,000	92,764
Petrobras International Finance Company	5.375	01/27/21	64,000	72,521
Saudi Electricity Global Sukuk Co	2.665	04/03/17	300,000	309,750
Saudi Electricity Global Sukuk Company	4.211	04/03/22	500,000	541,750

Chile 0.8%				3,623,690

Banco del Estado de Chile (S)	3.875	02/08/22	164,000	176,234
Cencosud SA (S)	5.500	01/20/21	350,000	371,357
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	632,000	637,400
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	637,000	645,382
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	970,000	1,262,451
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	331,881
Telefonica Chile SA (S)	3.875	10/12/22	201,000	198,985

China 0.2%				962,886

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16	335,000	339,606
Tencent Holdings, Ltd. (S)	3.375	03/05/18	402,000	409,183
Tencent Holdings, Ltd. (S)	4.625	12/12/16	200,000	214,097

Colombia 0.2%				751,210

Bancolombia SA	5.125	09/11/22	163,000	170,335
Colombia Telecomunicaciones SA ESP (S)	5.375	09/27/22	350,000	357,875
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	200,000	223,000

Dominican Republic 0.0%				130,925

Cap Cana SA (H)	10.000	04/30/16	675,738	130,925

France 0.3%				1,292,180

Albea Beauty Holdings SA (EUR) (C)(D)(S)	8.750	11/01/19	975,000	1,292,180

Germany 0.3%				1,628,870

Unitymedia GmbH (EUR) (D)	9.500	03/15/21	725,000	1,061,870
Unitymedia Hessen GmbH & Company KG (S)	8.125	12/01/17	525,000	567,000

Hong Kong 0.2%				851,484

PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	400,000	427,704
Swire Pacific MTN Financing, Ltd.	4.500	02/28/22	200,000	219,917
Yancoal International Resources Development Company,
Ltd. (S)	5.730	05/16/22	200,000	203,863

India 0.1%				264,250

ICICI Bank, Ltd.	5.750	11/16/20	100,000	108,795

2

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

India (continued)

ICICI Bank, Ltd. (S)	5.750	11/16/20	143,000	$155,455

Indonesia 0.0%				110,500

Adaro Indonesia PT	7.625	10/22/19	100,000	110,500

Ireland 1.1%				5,182,501

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.500	09/26/19	250,000	256,812
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	1,200,000	1,254,000
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	272,191
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	174,000	179,220
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	2,175,000	2,055,375
Novatek Finance, Ltd.	5.326	02/03/16	235,000	252,371
Novatek Finance, Ltd. (S)	6.604	02/03/21	358,000	419,576
Ono Finance II PLC (S)	10.875	07/15/19	335,000	291,450
SCF Capital, Ltd. (S)	5.375	10/27/17	200,000	201,506

Jamaica 0.1%				626,560

Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	215,500
Digicel Group, Ltd.	10.500	04/15/18	372,000	411,060

Kazakhstan 1.1%				5,108,355

BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (H)	10.750	07/01/18	118,589	46,843
KazMunayGas National Company (S)	6.375	04/09/21	433,000	510,399
KazMunayGas National Company (S)	7.000	05/05/20	325,000	399,354
KazMunayGas National Company	7.000	05/05/20	1,658,000	2,037,317
KazMunayGas National Company (S)	9.125	07/02/18	231,000	301,173
KazMunayGas National Company	11.750	01/23/15	1,236,000	1,482,186
Zhaikmunai LLP	10.500	10/19/15	150,000	164,445
Zhaikmunai LLP (S)	10.500	10/19/15	152,000	166,638

Luxembourg 2.2%				10,874,101

APERAM (S)	7.375	04/01/16	350,000	304,500
APERAM (S)	7.750	04/01/18	550,000	451,000
ARD Finance SA, PIK (S)	11.125	06/01/18	787,445	811,068
ConvaTec Healthcare E SA (S)	10.500	12/15/18	1,094,000	1,186,990
Evraz Group SA (S)	6.750	04/27/18	279,000	281,093
Gazprom Neft OAO (S)	4.375	09/19/22	300,000	300,750
Gazprom OAO (S)	4.950	07/19/22	285,000	302,276
INEOS Group Holdings SA (S)	8.500	02/15/16	1,210,000	1,167,650
Intelsat Jackson Holdings SA	7.250	04/01/19	1,195,000	1,281,638
Matterhorn Midco & Cy SCA (EUR) (D)(S)	7.750	02/15/20	325,000	417,036
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	550,000	773,477
Sberbank of Russia (S)	6.125	02/07/22	200,000	223,806
Severstal OAO (S)	5.900	10/17/22	300,000	297,825
Severstal OAO	6.700	10/25/17	101,000	108,055
VIP Finance Ireland, Ltd. (S)	7.748	02/02/21	274,000	301,400
VTB Capital SA	6.250	06/30/35	172,000	183,240
VTB Capital SA	6.875	05/29/18	500,000	539,430
Wind Acquisition Finance SA (S)	7.250	02/15/18	430,000	419,250
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,792,490	1,523,617

Malaysia 0.6%				3,059,234

IOI Investment L BHD	4.375	06/27/22	200,000	206,582
Petronas Capital, Ltd.	7.875	05/22/22	1,818,000	2,621,082
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	220,000	231,570

3

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Mexico 0.4%				$2,106,848

America Movil SAB de CV	2.375	09/08/16	200,000	208,995
America Movil SAB de CV	3.125	07/16/22	200,000	206,031
Axtel SAB de CV (S)	7.625	02/01/17	98,000	54,880
Bank of New York Mellon SA (S)	9.625	05/02/21	637,813	599,544
Cemex SAB de CV (S)	9.500	06/15/18	200,000	212,500
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	100,000	109,904
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	200,000	225,494
Mexichem SAB de CV (S)	4.875	09/19/22	200,000	211,500
Urbi Desarrollos Urbanos SAB de CV (S)	9.500	01/21/20	100,000	92,000
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	200,000	186,000

Mongolia 0.0%				206,040

Mongolian Mining Corp. (S)	8.875	03/29/17	202,000	206,040

Netherlands 1.2%				5,765,963

Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	154,360
Intergas Finance BV	6.375	05/14/17	158,000	179,825
Listrindo Capital BV (S)	6.950	02/21/19	201,000	227,616
LyondellBasell Industries NV	6.000	11/15/21	1,395,000	1,612,969
Metinvest BV (S)	8.750	02/14/18	210,000	201,548
Myriad International Holding BV	6.375	07/28/17	300,000	339,750
Myriad International Holding BV (S)	6.375	07/28/17	128,000	144,960
Nielsen Finance LLC (S)	4.500	10/01/20	440,000	437,800
UPC Holding BV (EUR) (D)(S)	6.375	09/15/22	1,950,000	2,467,135

Panama 0.1%				324,435

Banco de Credito del Peru (S)	4.750	03/16/16	100,000	106,750
Banco de Credito del Peru (S)	5.375	09/16/20	187,000	206,635
Banco de Credito del Peru	5.375	09/16/20	10,000	11,050

Peru 0.2%				730,531

BBVA Banco Continental SA (S)	5.000	08/26/22	250,000	266,250
Corporacion Azucarera del Peru SA (S)	6.375	08/02/22	112,000	119,053
Maestro Peru SA (S)	6.750	09/26/19	200,000	209,463
Volcan Cia Minera SAA (S)	5.375	02/02/22	126,000	135,765

Qatar 0.2%				1,149,619

Nakilat, Inc.	6.067	12/31/33	100,000	119,748
Ras Laffan Liquefied Natural Gas Comapny, Ltd. II	5.298	09/30/20	199,375	224,795
Ras Laffan Liquefied Natural Gas Company, Ltd. III	5.832	09/30/16	161,600	178,326
Ras Laffan Liquefied Natural Gas Company, Ltd. III	6.750	09/30/19	500,000	626,750

Singapore 0.3%				1,532,940

Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	136,500
DBS Bank, Ltd. (P)	3.625	09/21/22	400,000	412,265
Oversea-Chinese Banking Corp., Ltd. (P)(S)	3.150	03/11/23	200,000	201,231
PSA International Pte, Ltd.	3.875	02/11/21	300,000	326,296
SingTel Group Treasury Pte, Ltd.	4.500	09/08/21	400,000	456,648

South Korea 0.5%				2,247,611

Industrial Bank of Korea (S)	2.375	07/17/17	300,000	303,616
Korea East-West Power Company, Ltd. (S)	2.500	07/16/17	202,000	206,285
Korea Exchange Bank (S)	3.125	06/26/17	200,000	208,222
Korea Expressway Corp. (S)	1.875	10/22/17	200,000	199,206
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.000	09/19/22	261,000	261,039
Korea Hydro & Nuclear Power Company, Ltd.	4.750	07/13/21	200,000	229,289

4

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

South Korea (continued)

Korea Western Power Company Ltd. (S)	3.125	05/10/17	404,000	$422,921
KT Corp.	3.875	01/20/17	200,000	214,705
SK Telecom Company, Ltd. (S)	2.125	05/01/18	203,000	202,328

Spain 0.2%				776,961

Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	575,000	776,961

Thailand 0.2%				936,084

Bangkok Bank PCL (S)	2.750	03/27/18	201,000	201,760
Bangkok Bank PCL (S)	3.875	09/27/22	319,000	324,265
PTT Global Chemical PCL (S)	4.250	09/19/22	201,000	206,796
PTT PCL (S)	4.500	10/25/42	205,000	203,263

Turkey 0.2%				980,236

Akbank TAS (S)	3.875	10/24/17	150,000	149,166
Anadolu Efes Biracilik Ve Malt Sanayii AS (S)	3.375	11/01/22	250,000	242,500
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22	410,000	424,350
Yuksel Insaat AS	9.500	11/10/15	204,000	164,220

United Arab Emirates 0.1%				498,516

Abu Dhabi National Energy Company	6.250	09/16/19	100,000	119,500
Dolphin Energy, Ltd.	5.888	06/15/19	160,080	181,691
DP World, Ltd.	6.850	07/02/37	180,000	197,325

United Kingdom 1.3%				6,504,501

Afren PLC (S)	10.250	04/08/19	200,000	229,000
Barclays Bank PLC (BRL) (D)(S)	6.000	12/21/12	88,000	1,050,099
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	600,000	854,486
Ferrexpo Finance PLC (S)	7.875	04/07/16	400,000	384,000
Ineos Finance PLC (S)	8.375	02/15/19	1,190,000	1,249,500
LBG Capital No.1 PLC (EUR) (D)	6.439	05/23/20	775,000	934,200
Ukreximbank Via Biz Finance PLC	8.375	04/27/15	881,000	864,481
Vedanta Resources PLC (S)	8.250	06/07/21	314,000	322,635
Virgin Media Finance PLC	4.875	02/15/22	610,000	616,100

United States 40.7%				197,501,574

AES Corp.	7.375	07/01/21	1,080,000	1,206,900
Aircastle, Ltd.	6.750	04/15/17	1,225,000	1,310,750
Allbritton Communications Company	8.000	05/15/18	1,167,000	1,266,195
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	531,875
Ally Financial, Inc.	6.250	12/01/17	300,000	329,344
Ally Financial, Inc.	7.500	09/15/20	275,000	324,156
Ally Financial, Inc.	8.000	11/01/31	500,000	594,391
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17	590,000	595,163
AMC Entertainment, Inc.	8.750	06/01/19	875,000	966,875
AMC Networks, Inc.	7.750	07/15/21	800,000	906,000
American Casino & Entertainment Properties LLC	11.000	06/15/14	984,000	1,019,670
American Renal Holdings Company, Inc.	8.375	05/15/18	1,025,000	1,083,938
American Residential Services LLC (S)	12.000	04/15/15	400,000	382,000
American Standard Americas (S)	10.750	01/15/16	280,000	261,800
Amkor Technology, Inc. (S)	6.375	10/01/22	540,000	500,850
Arch Coal, Inc.	7.250	06/15/21	1,025,000	904,563
Armored Autogroup, Inc.	9.250	11/01/18	305,000	262,300
Atlas Pipeline Partners LP	8.750	06/15/18	1,250,000	1,337,500
Baker & Taylor Acquisitions Corp. (S)	15.000	04/01/17	600,000	474,000
Basic Energy Services, Inc.	7.750	02/15/19	650,000	646,750

5

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Basic Energy Services, Inc. (S)	7.750	10/15/22	1,000,000	$972,500
BE Aerospace, Inc.	5.250	04/01/22	1,000,000	1,042,500
Biomet, Inc. (S)	6.500	08/01/20	1,180,000	1,218,350
Boyd Gaming Corp.	9.125	12/01/18	1,190,000	1,228,675
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	1,330,000	1,358,263
Cablevision Systems Corp.	7.750	04/15/18	850,000	944,563
Cablevision Systems Corp.	8.000	04/15/20	1,350,000	1,515,375
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	255,000	184,875
Calpine Corp. (S)	7.875	01/15/23	620,000	685,100
Calumet Specialty Products Partners LP	9.375	05/01/19	545,000	585,875
Calumet Specialty Products Partners LP (S)	9.625	08/01/20	590,000	641,625
CCO Holdings LLC	6.625	01/31/22	1,430,000	1,551,550
Cemex Finance LLC (S)	9.375	10/12/22	200,000	209,000
CenturyLink, Inc.	5.800	03/15/22	1,495,000	1,572,250
CenturyLink, Inc.	7.650	03/15/42	985,000	1,005,604
Choice Hotels International, Inc.	5.750	07/01/22	730,000	799,350
Chrysler Group LLC	8.000	06/15/19	375,000	398,906
Chrysler Group LLC	8.250	06/15/21	400,000	427,500
Cincinnati Bell, Inc.	8.250	10/15/17	1,380,000	1,476,600
Cincinnati Bell, Inc.	8.750	03/15/18	970,000	979,700
Cinemark USA, Inc.	7.375	06/15/21	675,000	744,188
CIT Group, Inc.	5.000	08/15/22	830,000	859,273
CIT Group, Inc.	5.250	03/15/18	1,290,000	1,370,625
Claire's Stores, Inc.	8.875	03/15/19	250,000	226,563
Claire's Stores, Inc.	9.250	06/01/15	125,000	112,969
Claire's Stores, Inc., PIK	9.625	06/01/15	797,070	724,337
Clean Harbors, Inc. (S)	5.250	08/01/20	1,015,000	1,040,375
Cloud Peak Energy Resources LLC	8.500	12/15/19	715,000	788,288
CommScope, Inc. (S)	8.250	01/15/19	1,325,000	1,427,688
Community Health Systems, Inc.	8.000	11/15/19	1,135,000	1,224,381
CONSOL Energy, Inc.	8.250	04/01/20	1,600,000	1,700,000
Continental Rubber of America Corp. (S)	4.500	09/15/19	1,390,000	1,419,885
Copano Energy LLC	7.125	04/01/21	1,100,000	1,157,750
Cott Beverages, Inc.	8.125	09/01/18	557,000	618,270
Cott Beverages, Inc.	8.375	11/15/17	725,000	793,875
CPI International, Inc.	8.000	02/15/18	850,000	811,750
Crown Castle International Corp. (S)	5.250	01/15/23	1,060,000	1,097,100
Dean Foods Company	9.750	12/15/18	1,015,000	1,142,890
Dean Holding Company	6.900	10/15/17	700,000	742,000
Del Monte Corp.	7.625	02/15/19	2,045,000	2,101,238
DISH DBS Corp.	5.875	07/15/22	2,070,000	2,173,500
DISH DBS Corp.	6.750	06/01/21	1,105,000	1,230,694
DPL, Inc.	7.250	10/15/21	1,075,000	1,212,063
Edison Mission Energy (H)	7.000	05/15/17	875,000	422,188
Edison Mission Energy (H)	7.750	06/15/16	850,000	416,500
Elizabeth Arden, Inc.	7.375	03/15/21	1,125,000	1,255,781
Emergency Medical Services Corp.	8.125	06/01/19	1,215,000	1,287,900
Entravision Communications Corp.	8.750	08/01/17	1,718,000	1,857,588
EP Energy LLC (S)	6.875	05/01/19	960,000	1,036,800
EP Energy LLC (S)	9.375	05/01/20	995,000	1,099,475
Express LLC	8.750	03/01/18	615,000	665,738
First Data Corp. (S)	6.750	11/01/20	705,000	705,000
First Data Corp. (S)	7.375	06/15/19	500,000	517,500
First Data Corp.	12.625	01/15/21	1,100,000	1,135,750
Forest Oil Corp.	7.250	06/15/19	1,650,000	1,674,750

6

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	$1,233,950
Frontier Communications Corp.	9.000	08/15/31	3,539,000	3,777,883
GenOn Energy, Inc.	9.500	10/15/18	1,610,000	1,835,400
Genworth Financial, Inc.	7.625	09/24/21	1,305,000	1,371,525
Gray Television, Inc. (S)	7.500	10/01/20	1,185,000	1,170,188
GRD Holdings III Corp. (S)	10.750	06/01/19	540,000	547,425
Griffon Corp.	7.125	04/01/18	1,625,000	1,714,375
GXS Worldwide, Inc.	9.750	06/15/15	985,000	1,019,475
HCA Holdings, Inc.	7.750	05/15/21	555,000	598,013
HCA, Inc.	5.875	03/15/22	1,070,000	1,147,575
Health Management Associates, Inc.	7.375	01/15/20	1,170,000	1,260,675
HealthSouth Corp.	8.125	02/15/20	825,000	909,563
Hercules Offshore, Inc. (S)	10.500	10/15/17	1,765,000	1,862,075
Hexion US Finance Corp.	6.625	04/15/20	1,375,000	1,371,563
Hologic, Inc. (S)	6.250	08/01/20	860,000	911,600
Hornbeck Offshore Services, Inc.	5.875	04/01/20	680,000	691,900
IASIS Healthcare LLC	8.375	05/15/19	1,385,000	1,274,200
iGATE Corp.	9.000	05/01/16	1,045,000	1,141,663
Infor US, Inc.	11.500	07/15/18	1,355,000	1,568,413
Interactive Data Corp.	10.250	08/01/18	900,000	1,008,000
International Lease Finance Corp.	8.250	12/15/20	1,550,000	1,827,063
Isle of Capri Casinos, Inc. (S)	8.875	06/15/20	820,000	863,050
Isle of Capri Casinos, Inc.	7.750	03/15/19	1,140,000	1,221,225
ITC Deltacom, Inc.	10.500	04/01/16	800,000	860,000
Kinetic Concepts, Inc. (S)	10.500	11/01/18	975,000	1,038,375
Kinetic Concepts, Inc. (S)	12.500	11/01/19	705,000	673,275
Kodiak Oil & Gas Corp. (S)	8.125	12/01/19	760,000	828,400
Koppers, Inc.	7.875	12/01/19	650,000	713,375
Landry's, Inc. (S)	9.375	05/01/20	1,460,000	1,538,475
Laredo Petroleum, Inc.	7.375	05/01/22	620,000	675,800
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	665,000	648,375
Lennar Corp. (S)	4.750	11/15/22	980,000	970,200
Level 3 Financing, Inc.	10.000	02/01/18	1,575,000	1,756,125
Levi Strauss & Company	6.875	05/01/22	500,000	519,375
Levi Strauss & Company	7.625	05/15/20	900,000	983,250
Limited Brands, Inc.	5.625	02/15/22	300,000	323,625
Linn Energy LLC	7.750	02/01/21	1,150,000	1,227,625
Local TV Finance LLC (S)	9.250	06/15/15	810,000	823,163
Louisiana-Pacific Corp.	7.500	06/01/20	1,450,000	1,616,750
MarkWest Energy Partners LP	6.250	06/15/22	640,000	692,800
Mead Products LLC (S)	6.750	04/30/20	972,000	992,655
Mediacom LLC	7.250	02/15/22	1,225,000	1,313,813
MGM Resorts International	6.875	04/01/16	920,000	954,500
MGM Resorts International	7.500	06/01/16	1,285,000	1,362,100
MGM Resorts International (S)	8.625	02/01/19	650,000	702,813
Michael Foods, Inc.	9.750	07/15/18	950,000	1,056,875
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	575,000	609,500
Momentive Performance Materials, Inc.	9.000	01/15/21	1,525,000	1,052,250
MPM Escrow LLC (S)	8.875	10/15/20	480,000	470,400
NBTY, Inc.	9.000	10/01/18	675,000	756,000
NCR Corp. (S)	5.000	07/15/22	870,000	888,488
New Albertsons, Inc.	8.000	05/01/31	2,050,000	1,204,375
New Albertsons, Inc.	8.700	05/01/30	525,000	317,625
NewPage Corp. (H)	11.375	12/31/14	610,000	291,275
Nexstar Broadcasting, Inc. (C)(S)	6.875	11/15/20	730,000	731,825

7

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Norcraft Companies LP	10.500	12/15/15	1,255,000	$1,258,138
Novelis, Inc.	8.375	12/15/17	1,025,000	1,114,688
NRG Energy, Inc.	7.875	05/15/21	1,325,000	1,450,875
NRG Energy, Inc.	8.250	09/01/20	775,000	854,438
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	370,125
Oasis Petroleum, Inc.	7.250	02/01/19	1,220,000	1,305,400
Park-Ohio Industries, Inc.	8.125	04/01/21	600,000	627,000
Parker Drilling Company	9.125	04/01/18	1,218,000	1,303,260
Party City Holdings, Inc. (S)	8.875	08/01/20	620,000	658,750
Peabody Energy Corp.	6.250	11/15/21	1,670,000	1,724,275
Pemex Project Funding Master Trust	6.625	06/15/35	777,000	969,308
Petco Holdings Inc., PIK (S)	8.500	10/15/17	395,000	396,481
Pilgrim's Pride Corp.	7.875	12/15/18	570,000	561,450
Pinnacle Entertainment, Inc.	8.625	08/01/17	940,000	1,015,200
Pinnacle Entertainment, Inc.	8.750	05/15/20	1,385,000	1,513,113
Plains Exploration & Production Company	6.500	11/15/20	775,000	775,000
Plains Exploration & Production Company	6.625	05/01/21	225,000	225,000
Plains Exploration & Production Company	7.625	04/01/20	375,000	395,625
Post Holdings, Inc. (S)	7.375	02/15/22	1,515,000	1,607,794
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	870,000	915,675
Provident Funding Associates LP (S)	10.125	02/15/19	975,000	1,014,000
Provident Funding Associates LP (S)	10.250	04/15/17	550,000	601,563
QEP Resources, Inc.	5.375	10/01/22	1,240,000	1,302,000
Quiksilver, Inc.	6.875	04/15/15	1,480,000	1,418,950
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	740,250
Radio One, Inc., PIK	12.500	05/24/16	976,731	860,744
RadioShack Corp.	6.750	05/15/19	1,150,000	718,750
RBS Global, Inc.	8.500	05/01/18	1,650,000	1,810,875
Regal Cinemas Corp.	8.625	07/15/19	775,000	852,500
Regal Entertainment Group	9.125	08/15/18	600,000	666,000
Reliance Holdings USA, Inc. (S)	5.400	02/14/22	250,000	277,743
Reynolds Group Issuer, Inc.	8.250	02/15/21	235,000	230,888
Reynolds Group Issuer, Inc.	9.875	08/15/19	2,150,000	2,252,125
Sabine Pass LNG LP	7.500	11/30/16	890,000	972,325
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,040,000
SandRidge Energy, Inc.	8.750	01/15/20	850,000	918,000
Sealed Air Corp. (S)	8.375	09/15/21	1,390,000	1,529,000
ServiceMaster Company (S)	7.000	08/15/20	915,000	924,150
SESI LLC	6.375	05/01/19	909,000	972,630
SESI LLC	7.125	12/15/21	485,000	540,775
Shearer's Escrow Corp. (S)	9.000	11/01/19	595,000	610,619
Sinclair Television Group, Inc. (S)	6.125	10/01/22	1,145,000	1,182,213
Smithfield Foods, Inc.	6.625	08/15/22	1,365,000	1,429,838
Southern Copper Corp.	6.750	04/16/40	200,000	236,729
Sprint Capital Corp.	8.750	03/15/32	3,070,000	3,622,600
SSI Investments II, Ltd.	11.125	06/01/18	775,000	868,969
Starz LLC (S)	5.000	09/15/19	585,000	598,163
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	700,000	721,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	500,000	510,000
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	1,011,750
The Goodyear Tire & Rubber Company	7.000	05/15/22	860,000	901,925
The Manitowoc Company, Inc.	8.500	11/01/20	500,000	561,250
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	558,750
The McClatchy Company	11.500	02/15/17	1,700,000	1,827,500
The ServiceMaster Company	7.450	08/15/27	425,000	356,469

8

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

The ServiceMaster Company	8.000	02/15/20	691,000	$725,550
Tomkins LLC	9.000	10/01/18	404,000	452,480
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,350,563
TransUnion Holding Company, Inc., PIK (C)(S)	8.125	06/15/18	575,000	577,875
TransUnion Holding Company, Inc.	9.625	06/15/18	375,000	396,563
TransUnion LLC	11.375	06/15/18	725,000	841,000
Triumph Group, Inc.	8.625	07/15/18	575,000	645,438
UCI International, Inc.	8.625	02/15/19	765,000	758,306
United Surgical Partners International, Inc.	9.000	04/01/20	1,185,000	1,297,575
Universal Hospital Services, Inc. (S)	7.625	08/15/20	1,205,000	1,250,188
Univision Communications, Inc. (S)	7.875	11/01/20	1,250,000	1,325,000
Univision Communications, Inc. (S)	8.500	05/15/21	500,000	502,500
Venoco, Inc.	8.875	02/15/19	575,000	506,000
Visant Corp.	10.000	10/01/17	1,225,000	1,183,656
Windstream Corp.	7.500	04/01/23	1,893,000	1,992,383
Xerium Technologies, Inc.	8.875	06/15/18	705,000	595,725

Venezuela 1.9%				9,266,206

Petroleos de Venezuela SA	4.900	10/28/14	8,698,262	8,067,638
Petroleos de Venezuela SA	5.000	10/28/15	336,291	294,255
Petroleos de Venezuela SA	5.250	04/12/17	1,144,700	904,313

Virgin Islands 0.6%				2,963,957

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	197,910
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	400,000	447,054
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	327,741	344,128
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	1,010,000	1,087,551
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	217,000	233,662
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	571,000	653,652

Foreign Government Obligations 33.1%				$160,394,488

(Cost $150,203,692)

Argentina 1.7%				8,115,825

City of Buenos Aires	9.950	03/01/17	200,000	160,000
Republic of Argentina
Bond (EUR) (D) (P)	7.820	12/31/33	4,243,062	3,148,545
Bond (EUR) (D)	7.820	12/31/33	6,450,249	4,807,280

Brazil 1.2%				5,884,441

Federative Republic of Brazil
Bond	4.875	01/22/21	200,000	239,500
Bond	7.125	01/20/37	950,000	1,429,750
Bond	8.250	01/20/34	634,000	1,039,760
Bond	8.750	02/04/25	285,000	460,275
Bond	8.875	10/14/19	242,000	348,480
Bond	8.875	04/15/24	299,000	481,390
Bond	10.125	05/15/27	258,000	465,690
Note	8.000	01/15/18	1,208,167	1,419,596

Chile 0.3%				1,311,940

Republic of Chile
Bond	2.250	10/30/22	490,000	481,915

9

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Chile (continued)

Bond	3.250	09/14/21	765,000	$830,025

Colombia 2.4%				11,671,553

Bogota Distrito Capital
Bond (COP) (D)	9.750	07/26/28	2,728,000,000	2,226,465
Republic of Colombia
Bond	7.375	09/18/37	4,668,000	7,200,390
Bond	10.375	01/28/33	391,000	719,440
Bond	11.750	02/25/20	545,000	881,538
Bond (COP) (D)	12.000	10/22/15	954,000,000	643,720

Croatia 0.4%				1,988,190

Republic of Croatia
Bond (S)	6.250	04/27/17	275,000	302,225
Bond (S)	6.375	03/24/21	762,000	863,666
Bond	6.625	07/14/20	719,000	822,299

Dominican Republic 0.3%				1,286,013

Government of Dominican Republic
Bond	7.500	05/06/21	320,000	376,000
Bond	9.040	01/23/18	791,315	910,013

El Salvador 0.4%				1,965,655

Republic of El Salvador
Bond (S)	7.375	12/01/19	995,000	1,169,125
Bond	7.750	01/24/23	154,000	184,030
Bond	8.250	04/10/32	500,000	612,500

Ghana 0.1%				526,640

Republic of Ghana
Bond	8.500	10/04/17	454,000	526,640

Hungary 1.0%				4,989,697

Republic of Hungary
Bond (EUR) (D)	3.500	07/18/16	462,000	573,958
Bond (EUR) (D)	4.375	07/04/17	442,000	557,264
Bond (EUR) (D)	4.500	01/29/14	370,000	483,402
Bond (GBP) (D)	5.000	03/30/16	104,000	161,117
Bond (GBP) (D)	5.500	05/06/14	601,000	981,987
Bond (EUR) (D)	5.750	06/11/18	455,000	605,931
Bond (EUR) (D)	6.000	01/11/19	331,000	445,410
Bond	6.375	03/29/21	1,060,000	1,180,628

Indonesia 1.8%				8,787,936

Republic of Indonesia
Bond	4.875	05/05/21	200,000	228,000
Bond	6.875	03/09/17	874,000	1,044,430
Bond	7.750	01/17/38	453,000	725,933
Bond	8.500	10/12/35	789,000	1,264,373
Bond (S)	11.625	03/04/19	1,555,000	2,363,600
Bond	11.625	03/04/19	2,080,000	3,161,600

Iraq 0.7%				3,263,370

Republic of Iraq
Bond	5.800	01/15/28	3,509,000	3,263,370

10

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Lithuania 1.2%				$5,741,038

Republic of Lithuania
Bond	6.125	03/09/21	2,779,000	3,341,748
Bond (S)	6.625	02/01/22	548,000	678,150
Bond	6.625	02/01/22	460,000	569,250
Bond	7.375	02/11/20	907,000	1,151,890

Malaysia 0.5%				2,360,362

Government of Malaysia
Bond (MYR) (D)	3.197	10/15/15	7,160,000	2,360,362

Mexico 3.4%				16,356,517

Government of Mexico
Bond (MXN) (D)	2.500	12/10/20	23,514,576	1,950,794
Bond	4.750	03/08/44	814,000	903,540
Bond	5.750	10/12/10	4,044,000	4,751,700
Bond	6.050	01/11/40	2,918,000	3,873,645
Bond (MXN) (D)	6.250	06/16/16	19,028,000	1,507,572
Bond (MXN) (D)	6.500	06/09/22	2,800,000	228,941
Bond	6.750	09/27/34	1,536,000	2,173,440
Bond (MXN) (D)	8.000	12/17/15	11,680,000	966,885

Panama 1.7%				8,126,716

Republic of Panama
Bond	5.200	01/30/20	3,460,000	4,186,600
Bond	6.700	01/26/36	425,000	604,988
Bond	7.125	01/29/26	101,000	144,935
Bond	8.125	04/28/34	282,000	408,900
Bond	8.875	09/30/27	357,000	579,233
Bond	9.375	04/01/29	1,284,000	2,202,060

Peru 0.7%				3,413,780

Republic of Peru
Bond	5.625	11/18/50	784,000	1,015,280
Bond	7.350	07/21/25	316,000	459,780
Bond	8.375	05/03/16	203,000	251,720
Bond	8.750	11/21/33	964,000	1,687,000

Philippines 1.3%				6,284,142

Republic of Philippines
Bond	6.500	01/20/20	277,000	354,214
Bond	7.750	01/14/31	2,577,000	3,981,465
Bond	9.500	02/02/30	1,115,000	1,948,463

Poland 1.7%				8,158,266

Republic of Poland
Bond	5.000	03/23/22	1,773,000	2,065,882
Bond	5.125	04/21/21	1,476,000	1,734,507
Bond (EUR) (D)	5.250	01/20/25	247,000	385,082
Bond	6.375	07/15/19	3,191,000	3,972,795

Qatar 0.9%				4,571,531

Government of Qatar
Bond (S)	5.250	01/20/20	429,000	512,012
Bond	5.250	01/20/20	2,076,000	2,477,706
Bond	6.400	01/20/40	258,000	359,523
Bond	6.550	04/09/19	972,000	1,222,290

11

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Romania 0.3%				$1,552,320

Government of Romania
Bond (S)	6.750	02/07/22	172,000	198,660
Bond	6.750	02/07/22	1,172,000	1,353,660

Russia 3.4%				16,436,902

Government of Russia
Bond	7.500	03/31/30	11,077,836	14,027,864
Bond	11.000	07/24/18	41,000	60,168
Bond	12.750	06/24/28	1,189,000	2,348,870

Slovakia 0.3%				1,496,481

Government of Slovakia
Bond (S)	4.375	05/21/22	1,402,000	1,496,481

South Africa 2.2%				10,876,841

Republic of South Africa
Bond	4.665	01/17/24	990,000	1,093,950
Bond	5.500	03/09/20	1,635,000	1,910,171
Bond	5.875	05/30/22	903,000	1,092,966
Bond	6.250	03/08/41	922,000	1,182,465
Bond	6.875	05/27/19	1,401,000	1,744,805
Bond (ZAR) (D)	8.000	12/21/18	18,420,000	2,322,635
Bond (ZAR) (D)	10.500	12/21/26	8,510,000	1,212,950
Bond (ZAR) (D)	13.500	09/15/15	2,270,000	316,899

Turkey 2.2%				10,899,623

Republic of Turkey
Bond	5.125	03/25/22	1,957,000	2,196,733
Bond	5.625	03/30/21	161,000	187,163
Bond	6.250	09/26/22	1,205,000	1,459,858
Bond	6.750	04/03/18	454,000	540,487
Bond	6.875	03/17/36	550,000	707,740
Bond	7.000	06/05/20	1,225,000	1,529,413
Bond	7.250	03/15/15	871,000	972,472
Bond	7.250	03/05/38	599,000	808,650
Bond	7.500	11/07/19	1,967,000	2,497,107

Ukraine 1.0%				4,698,268

Republic of Ukraine
Bond	6.250	06/17/16	202,000	199,338
Bond	6.580	11/21/16	1,540,000	1,523,922
Bond	6.750	11/14/17	193,000	190,954
Bond (S)	6.875	09/23/15	657,000	656,146
Bond	6.875	09/23/15	1,011,000	1,009,686
Bond	7.650	06/11/13	1,111,000	1,118,222

Uruguay 0.7%				3,215,957

Republic of Uruguay
Bond	7.625	03/21/36	608,267	944,335
Bond	8.000	11/18/22	1,572,057	2,271,622

Venezuela 1.3%				6,414,484

Republic of Venezuela
Bond	6.000	12/09/20	774,000	590,175
Bond	7.000	12/01/18	1,000,000	860,000
Bond	8.500	10/08/14	847,000	859,705

12

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Venezuela (continued)

Bond	9.250	09/15/27	927,000	$836,618
Bond	11.950	08/05/31	514,000	525,565
Bond	12.750	08/23/22	1,752,700	1,879,771
Bond	13.625	08/15/18	810,000	862,650

Capital Preferred Securities 0.1%				$324,400

(Cost $316,855)

Cayman Islands 0.1%				324,400

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	310,000	324,400

Convertible Bonds 0.4%				$2,001,411

(Cost $2,119,398)

China 0.0%				20,024

Home Inns & Hotels Management, Inc.	2.000	12/15/15	23,000	20,024

France 0.0%				25,021

Alcatel-Lucent (EUR) (D)	5.000	01/01/15	24,548	25,021

United Kingdom 0.0%				111,650

Subsea 7 SA	2.250	10/11/13	100,000	111,650

United States 0.4%				1,844,716

AirTran Holdings, Inc.	5.250	11/01/16	66,000	83,119
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	116,920
Altra Holdings, Inc.	2.750	03/01/31	139,000	139,000
Callidus Software, Inc.	4.750	06/01/16	85,000	83,352
Ciena Corp. (S)	4.000	03/15/15	42,000	44,153
Comtech Telecommunications Corp.	3.000	05/01/29	23,000	23,561
Dendreon Corp.	2.875	01/15/16	124,000	79,670
Greenbrier Companies, Inc.	3.500	04/01/18	160,000	147,400
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19	5,000	5,013
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	83,000	85,183
Micron Technology, Inc.	1.500	08/01/31	90,000	76,725
Micron Technology, Inc.	1.875	06/01/27	69,000	59,556
Newpark Resources, Inc.	4.000	10/01/17	89,000	88,444
ON Semiconductor Corp.	2.625	12/15/26	35,000	35,569
RadioShack Corp. (S)	2.500	08/01/13	88,000	83,160
RTI International Metals, Inc.	3.000	12/01/15	93,000	96,429
Smithfield Foods, Inc.	4.000	06/30/13	44,000	46,915
Stone Energy Corp. (S)	1.750	03/01/17	116,000	108,243
Symantec Corp.	1.000	06/15/13	51,000	55,208
TRW Automotive, Inc.	3.500	12/01/15	107,000	182,234
Tyson Foods, Inc.	3.250	10/15/13	125,000	140,547
WebMD Health Corp.	2.500	01/31/18	76,000	64,315

Structured Notes (K) 0.9%				$4,512,962

(Cost $4,532,829)

Brazil 0.3%				1,290,027

Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	6.000	11/21/12	107,000	1,290,027

13

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Colombia 0.2%				$1,058,715

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D) (S)	10.000	07/25/24	485,000,000	346,338
Note (COP) (D)	11.000	07/27/20	1,000,000,000	712,377

Russia 0.3%				1,415,251

Government of Russia (Credit Suisse)
Bond (RUB) (D)	7.600	04/14/21	43,500,000	1,415,251

United Kingdom 0.1%				748,969

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18	644,000	499,100
URBI Desarrillos (Deutsche Bank AG London) (S)	10.373	12/22/12	250,000	249,869

Term Loans (M) 1.2%				$5,918,874

(Cost $6,540,878)

Indonesia 0.1%				667,676

Bakrie and Brothers Tbk PT	15.000	01/18/13	205,600	92,519
Bumi Resources Tbk PT	11.219	08/07/13	601,000	575,157

Luxembourg 0.3%				1,478,235

Trinseo Materials Operating SCA	8.000	08/02/17	1,551,443	1,478,235

United States 0.8%				3,772,963

Caesars Entertainment Operating Company, Inc.	5.461	01/26/18	1,328,000	1,191,142
iStar Financial, Inc. (T)		09/28/17	1,050,000	1,047,375
Texas Competitive Electric Holdings Company LLC	4.749	10/10/17	2,378,987	1,534,446

			Shares	Value

Preferred Securities 0.1%				$232,138

(Cost $285,638)

United States 0.1%				232,138

Apache Corp., Series D, 6.000%			2,380	111,051
Molycorp, Inc., 5.500%			444	17,787
SandRidge Energy, Inc., 8.500%			1,000	103,300

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$98,946

(Cost $51,194)

Kazakhstan 0.0%				98,946

BTA Bank JSC (Recovery Units) (H)(S)	—	06/30/20	860,400	98,946

14

Global High Yield Fund
As of 10-31-12 (Unaudited)

		Shares	Value

Common Stocks 0.0%			$13,507

(Cost $1,078,778)

Canada 0.0%			13,499

Catalyst Paper Corp. (I)		26,964	13,499

Marshall Islands 0.0%			8

General Maritime Corp. (I)		816	8

Warrants 0.0%			$0

(Cost $0)

Marshall Islands 0.0%			0

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)		1,262	0

	Yield	Shares	Value

Short-Term Investments 2.9%			$14,162,570

(Cost $14,162,570)

Money Market Funds 2.9%			14,162,570

State Street Institutional Liquid Reserves Fund	0.1893%(Y)	14,162,570	14,162,570

Total investments (Cost $462,406,054)† 99.0%			$480,019,817

Other assets and liabilities, net 1.0%			$4,839,248

Total net assets 100.0%			$484,859,065

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
ZAR	South African Rand

Notes to Portfolio of Investments

PIK Paid In Kind

(C) Security purchased on a when-issued or delayed delivery.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

15

Global High Yield Fund
As of 10-31-12 (Unaudited)

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $106,533,710 or 22.0% of the Fund's net assets as of 10-31-12.

(T) This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $464,335,085. Net unrealized appreciation aggregated $15,684,732, of which $25,231,736 related to appreciated investment securities and $9,547,004 related to depreciated investment securities.

16

Global High Yield Fund
As of 10-31-12 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

17

Global High Yield Fund
As of 10-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

				Level 3
	Total Market		Level 2	Significant
	Value at	Level 1 Quoted	Significant	Unobservable
	10-31-12	Price	Observable Inputs	Inputs
Corporate Bonds	$292,459,467	—	$292,459,467	—
Foreign Government Obligations	160,394,488	—	160,394,488	—
Capital Preferred Securities	324,400	—	324,400	—
Convertible Bonds	2,001,411	—	2,001,411	—
Structured Notes	4,512,962	—	2,723,835	$1,789,127
Term Loans	5,918,874	—	5,251,198	667,676
Preferred Securities	232,138	$128,838	103,300	—
Common Stocks	13,507	—	—	13,507
Short-Term Investments	14,162,570	14,162,570	—	—

Total Investments in Securities	$480,019,817	$14,291,408	$463,258,099	$2,470,310
Other Financial Instruments:
Forward Foreign Currency Contracts	$13,875	—	$13,875	—

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

18

Global High Yield Fund
As of 10-31-12 (Unaudited)

During the period ended October 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2012.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

COP	735,757,100	$407,283	Citibank N.A.	Nov 2012	($5,807)
COP	735,757,100	399,942	Citibank N.A.	Dec 2012	260
EUR	524,179	676,222	Citibank N.A.	Nov 2012	3,358
GBP	101,193	162,232	Citibank N.A.	Nov 2012	1,052
RON	1,799,427	518,791	Citibank N.A.	Dec 2012	(8,618)
RUB	63,661,185	1,982,000	Citibank N.A.	Nov 2012	45,951
RUB	44,756,825	1,429,000	Citibank N.A.	Dec 2012	(13,815)
RUB	63,661,185	2,005,488	Citibank N.A.	Feb 2013	(5,013)

		$7,580,958			$17,368

SELLS

COP	735,757,100	$401,395	Citibank N.A.	Nov 2012	($81)
EUR	16,701,996	21,651,485	Citibank N.A.	Nov 2012	(2,077)
GBP	1,009,000	1,622,129	Citibank N.A.	Nov 2012	(5,989)
RUB	63,661,185	2,032,605	Citibank N.A.	Nov 2012	4,654

		$25,707,614			($3,493)

Currency Abbreviations

COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
RON	Romanian New Leu
RUB	Russian Ruble

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global High Yield Fund.

352Q1 10/12
12/12

John Hancock

MUTUAL FUNDS

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Currency Strategies Fund
As of 10-31-12 (Unaudited)

Short-Term Investments 98.8%				$1,032,123,529

(Cost $1,032,123,529)

		Maturity	Par value
	Yield(%)*	date		Value

U.S. Government 94.9%				990,906,948

U.S. Treasury Bill	0.088	11/15/12	$371,000,000	370,987,376
U.S. Treasury Bill	0.100	11/23/12	100,000,000	99,993,889
U.S. Treasury Bill	0.105	12/20/12	520,000,000	519,925,683

		Yield (%)	Shares	Value

Money Market Funds 3.9%				41,216,581

State Street Institutional Liquid Reserves Fund		0.1893(Y)	41,216,581	41,216,581

Total investments (Cost $1,032,123,529)† 98.8%				$1,032,123,529

Other assets and liabilities, net 1.2%				$12,301,625

Total net assets 100.0%				$1,044,425,154

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,032,123,529.

There was no unrealized appreciation or depreciation on investment securities as of 10-31-12.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
AUD	64,655,292	$66,512,246	Barclays Bank PLC	12/19/2012	$347,927
AUD	64,655,292	66,632,115	J. Aron & Company	12/19/2012	228,059
CAD	67,166,030	67,927,003	Barclays Bank PLC	12/19/2012	(742,341)
CAD	95,654,931	97,045,619	J. Aron & Company	12/19/2012	(1,364,153)
EUR	383,782,419	490,815,938	Barclays Bank PLC	12/19/2012	6,853,923
EUR	383,782,419	490,512,533	J. Aron & Company	12/19/2012	7,157,328
			Morgan Stanley Capital
EUR	43,581,763	54,868,568	Services, Inc.	12/19/2012	1,646,084
GBP	69,826,850	111,842,814	Barclays Bank PLC	12/19/2012	823,121
GBP	69,826,850	111,923,536	J. Aron & Company	12/19/2012	742,399
			Morgan Stanley Capital
GBP	76,892,857	122,320,388	Services, Inc.	12/19/2012	1,746,581
JPY	1,124,141,965	14,427,741	Barclays Bank PLC	12/19/2012	(339,354)
JPY	7,646,136,869	97,901,826	J. Aron & Company	12/19/2012	(2,076,088)
NOK	707,373,236	121,960,027	Barclays Bank PLC	12/19/2012	1,906,166
NOK	964,757,289	166,646,052	J. Aron & Company	12/19/2012	2,289,958
NZD	29,524,124	24,284,848	Barclays Bank PLC	12/19/2012	(79,774)

1

Currency Strategies Fund
As of 10-31-12 (Unaudited)

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

NZD	29,524,124	$24,276,874	J. Aron & Company	12/19/2012	($71,800)
			Morgan Stanley Capital
NZD	27,441,452	21,616,181	Services, Inc.	12/19/2012	881,434
SEK	265,128,854	39,440,296	Barclays Bank PLC	12/19/2012	476,801
			Morgan Stanley Capital
SEK	204,167,655	30,295,083	Services, Inc.	12/19/2012	443,857
SGD	38,673,768	31,568,877	J. Aron & Company	12/19/2012	135,490

		$2,252,818,565			$21,005,618

Sells
AUD	252,864,021	$257,448,353	Barclays Bank PLC	12/19/2012	($4,038,865)
AUD	252,864,021	257,468,314	J. Aron & Company	12/19/2012	(4,018,903)
			Morgan Stanley Capital
AUD	152,271,784	153,674,207	Services, Inc.	12/19/2012	(3,790,366)
CAD	211,149,979	213,953,203	Barclays Bank PLC	12/19/2012	2,744,649
CAD	239,638,880	242,617,951	J. Aron & Company	12/19/2012	2,912,593
			Morgan Stanley Capital
CAD	24,065,475	24,290,282	Services, Inc.	12/19/2012	218,131
EUR	194,177,058	249,938,782	Barclays Bank PLC	12/19/2012	(1,860,323)
EUR	194,177,058	249,940,932	J. Aron & Company	12/19/2012	(1,858,173)
GBP	20,680,360	33,288,172	Barclays Bank PLC	12/19/2012	(79,681)
GBP	20,680,360	33,309,504	J. Aron & Company	12/19/2012	(58,349)
JPY	14,573,931,110	186,186,138	Barclays Bank PLC	12/19/2012	3,537,340
JPY	21,095,926,014	269,356,052	J. Aron & Company	12/19/2012	4,969,904
			Morgan Stanley Capital
JPY	4,549,492,252	58,057,378	Services, Inc.	12/19/2012	1,040,552
NZD	203,101,896	162,522,506	Barclays Bank PLC	12/19/2012	(3,988,661)
NZD	203,101,896	162,227,763	J. Aron & Company	12/19/2012	(4,283,404)
SEK	381,566,386	56,851,571	Barclays Bank PLC	12/19/2012	(596,052)
SEK	268,720,902	40,184,382	J. Aron & Company	12/19/2012	(273,524)
SGD	119,349,241	95,695,281	Barclays Bank PLC	12/19/2012	(2,146,027)
SGD	170,626,166	136,840,297	J. Aron & Company	12/19/2012	(3,037,319)

		$2,883,851,068			( $14,606,478)

2

Currency Strategies Fund
As of 10-31-12 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
NOK	Norwegian Krone	SGD	Singapore Dollar
GBP	Pound Sterling

3

Currency Strategies Fund
As of 10-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Investments by the Funds in open-end mutual funds, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments.

As of October 31, 2012, money market funds were classified as Level 1 and U.S. Treasury bills and forward foreign currency contracts were classified as Level 2, under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2012, there were no transfers between the levels described above.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral (this risk is N/A for MFC subadvised funds) and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. During the period ended October 31, 2012, the Fund used forward foreign currency contracts to gain and manage currency exposure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q1 10/12
12/12

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Fundamental Large Cap Core Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Common Stocks 91.8%		$6,536,972

(Cost $6,332,240)

Consumer Discretionary 16.2%		1,156,250

Household Durables 2.1%
Lennar Corp., Class A	4,039	151,341

Internet & Catalog Retail 5.7%
Amazon.com, Inc. (I)	1,638	381,356
Blue Nile, Inc. (I)	701	26,477

Media 2.7%
Omnicom Group, Inc.	2,711	129,884
The Walt Disney Company	1,337	65,607

Multiline Retail 0.7%
Target Corp.	729	46,474

Specialty Retail 5.0%
Lowe's Companies, Inc.	10,967	355,111

Consumer Staples 6.1%		431,714

Beverages 5.1%
Diageo PLC, ADR	1,132	129,320
PepsiCo, Inc.	2,289	158,490
SABMiller PLC	1,724	73,853

Tobacco 1.0%
Philip Morris International, Inc.	791	70,051

Energy 10.7%		759,312

Energy Equipment & Services 3.9%
National Oilwell Varco, Inc.	1,435	105,760
Schlumberger, Ltd.	2,490	173,130

Oil, Gas & Consumable Fuels 6.8%
Apache Corp.	1,746	144,482
Chevron Corp.	573	63,150
Exxon Mobil Corp.	762	69,472
Occidental Petroleum Corp.	1,576	124,441
Ultra Petroleum Corp. (I)	3,458	78,877

Financials 21.8%		1,552,371

Capital Markets 9.0%
Morgan Stanley	9,125	158,593
State Street Corp.	2,319	103,358
T. Rowe Price Group, Inc.	2,993	194,365
The Goldman Sachs Group, Inc.	1,496	183,095

Commercial Banks 1.8%
Wells Fargo & Company	3,757	126,573

Consumer Finance 1.0%
American Express Company	1,293	72,369

Diversified Financial Services 8.2%
Bank of America Corp.	27,675	257,931
JPMorgan Chase & Company	7,778	324,187

Insurance 1.8%
Prudential Financial, Inc.	2,312	131,900

1

Fundamental Large Cap Core Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Health Care 9.8%		$696,948

Biotechnology 2.5%
Amgen, Inc.	2,067	178,889

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	2,670	111,019

Health Care Providers & Services 1.3%
Amsurg Corp. (I)	3,204	91,378

Pharmaceuticals 4.4%
Merck & Company, Inc.	3,588	163,720
Novartis AG, ADR	1,212	73,278
Pfizer, Inc.	3,163	78,664

Industrials 4.7%		335,568

Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	1,788	130,971

Industrial Conglomerates 2.0%
General Electric Company	6,565	138,259

Professional Services 0.9%
Robert Half International, Inc.	2,467	66,338

Information Technology 21.2%		1,510,688

Communications Equipment 7.8%
Cisco Systems, Inc.	10,371	177,759
QUALCOMM, Inc.	6,431	376,696

Computers & Peripherals 5.2%
Apple, Inc.	446	265,415
EMC Corp. (I)	4,401	107,472

Internet Software & Services 2.9%
Google, Inc., Class A (I)	309	210,049

IT Services 1.4%
Broadridge Financial Solutions, Inc.	4,275	98,111

Software 3.9%
FactSet Research Systems, Inc.	1,437	130,120
Oracle Corp.	4,672	145,066

Materials 1.3%		94,121

Chemicals 1.3%
Air Products & Chemicals, Inc.	1,214	94,121

Total investments (Cost $6,332,240)† 91.8%		$6,536,972

Other assets and liabilities, net 8.2%		$581,866

Total net assets 100.0%		$7,118,838

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $6,362,025. Net unrealized appreciation aggregated $174,947 of which $332,828 related to appreciated investment securities and $157,881 related to depreciated investment securities.

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$1,156,250	$1,156,250	—	—
Consumer Staples	431,714	357,861	$73,853	—
Energy	759,312	759,312	—	—
Financials	1,552,371	1,552,371	—	—
Health Care	696,948	696,948	—	—
Industrials	335,568	335,568	—	—
Information Technology	1,510,688	1,510,688	—	—
Materials	94,121	94,121	—	—

Total investments in Securities	$6,536,972	$6,463,119	$73,853	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q1 10/12
12/12

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Fundamental Large Cap Value Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.7%		$804,479,469

(Cost $705,654,527)

Consumer Discretionary 16.8%		135,559,785

Hotels, Restaurants & Leisure 3.6%
Carnival Corp.	775,138	29,362,226

Household Durables 3.3%
Dorel Industries, Inc., Class B	242,851	8,683,063
Lennar Corp., Class A	483,029	18,099,097

Media 2.7%
Lamar Advertising Company, Class A (I)	273,912	10,751,046
Omnicom Group, Inc.	230,057	11,022,031

Multiline Retail 0.8%
Target Corp.	100,613	6,414,079

Specialty Retail 5.0%
Lowe's Companies, Inc.	1,239,454	40,133,521

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	130,229	11,094,722

Consumer Staples 10.2%		82,069,879

Beverages 6.7%
Diageo PLC, ADR	187,109	21,375,332
PepsiCo, Inc.	250,655	17,355,352
SABMiller PLC	363,181	15,557,931

Household Products 1.6%
The Procter & Gamble Company	181,740	12,583,678

Personal Products 0.9%
Avon Products, Inc.	477,228	7,392,262

Tobacco 1.0%
Philip Morris International, Inc.	88,136	7,805,324

Energy 9.9%		80,178,102

Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	143,762	10,595,259

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	237,175	19,626,231
Chevron Corp.	186,306	20,532,784
Exxon Mobil Corp.	108,256	9,869,700
Occidental Petroleum Corp.	247,646	19,554,128

Financials 29.3%		236,526,869

Capital Markets 12.0%
AllianceBernstein Holding LP	861,495	14,490,346
Morgan Stanley	1,294,702	22,501,921
Northern Trust Corp.	364,031	17,393,401
State Street Corp.	333,487	14,863,516
The Goldman Sachs Group, Inc.	222,698	27,256,008

Commercial Banks 5.2%
U.S. Bancorp	424,326	14,091,866
Wells Fargo & Company	832,567	28,049,182

1

Fundamental Large Cap Value Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 8.3%
Bank of America Corp.	3,332,590	$31,059,739
JPMorgan Chase & Company	867,139	36,142,354

Insurance 3.8%
Prudential Financial, Inc.	214,289	12,225,187
Stewart Information Services Corp.	791,310	18,453,349

Health Care 11.1%		89,552,587

Biotechnology 2.6%
Amgen, Inc.	237,623	20,565,083

Health Care Equipment & Supplies 1.9%
Medtronic, Inc.	370,845	15,419,735

Health Care Providers & Services 2.1%
Amsurg Corp. (I)	308,401	8,795,597
VCA Antech, Inc. (I)	417,341	8,171,537

Pharmaceuticals 4.5%
Merck & Company, Inc.	532,666	24,305,550
Novartis AG, ADR	203,359	12,295,085

Industrials 11.6%		93,882,086

Air Freight & Logistics 1.9%
FedEx Corp.	170,850	15,716,492

Commercial Services & Supplies 3.2%
Avery Dennison Corp.	806,575	26,116,899

Electrical Equipment 1.8%
Sensata Technologies Holding NV (I)	504,129	14,201,314

Industrial Conglomerates 2.5%
General Electric Company	961,527	20,249,759

Machinery 1.1%
Deere & Company	106,765	9,122,002

Professional Services 1.1%
Robert Half International, Inc.	315,196	8,475,620

Information Technology 9.8%		78,681,507

Communications Equipment 5.8%
Cisco Systems, Inc.	1,185,253	20,315,236
QUALCOMM, Inc.	388,317	22,745,668
Tellabs, Inc.	1,126,011	3,287,952

IT Services 1.3%
Broadridge Financial Solutions, Inc.	469,352	10,771,628

Software 2.7%
Microsoft Corp.	397,713	11,348,740
Oracle Corp.	328,898	10,212,283

Utilities 1.0%		8,028,654

Electric Utilities 1.0%
Entergy Corp.	110,618	8,028,654

2

Fundamental Large Cap Value Fund
As of 10-31-12 (Unaudited)

Short-Term Investments 0.6%				$5,000,000

(Cost $5,000,000)

	Yield(%)	Maturity date	Par value	Value

Federal Home Loan Bank Discount Notes	0.050(Y)	11/01/12	$5,000,000	5,000,000

Total investments (Cost $710,654,527)† 100.3%				$809,479,469

Other assets and liabilities, net (0.3%)				($2,079,993)

Total net assets 100.0%				$807,399,476

ADR American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $710,718,372. Net unrealized appreciation aggregated $98,761,097, of which $109,280,949 related to appreciated investment securities and $10,519,852 related to depreciated investment securities.

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$135,559,785	$124,465,063	$11,094,722	—
Consumer Staples	82,069,879	66,511,948	15,557,931	—
Energy	80,178,102	80,178,102	—	—
Financials	236,526,869	236,526,869	—	—
Health Care	89,552,587	89,552,587	—	—
Industrials	93,882,086	93,882,086	—	—
Information Technology	78,681,507	78,681,507	—	—
Utilities	8,028,654	8,028,654	—	—
Short-Term Investments	5,000,000	—	5,000,000	—

Total investments in Securities	$809,479,469	$777,826,816	$31,652,653	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2012, there were no transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q1 10/12
12/12

John Hancock
MUTUAL FUNDS

John Hancock Fundamental All Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Fundamental All Cap Core Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Common Stocks 95.6%		$5,170,182

(Cost $4,944,557)

Consumer Discretionary 18.8%		1,018,067

Hotels, Restaurants & Leisure 3.4%
Carnival Corp.	3,470	131,444
Starbucks Corp.	1,159	53,198

Household Durables 2.2%
Lennar Corp., Class A	3,243	121,515

Internet & Catalog Retail 7.3%
Amazon.com, Inc. (I)	1,497	348,529
Blue Nile, Inc. (I)	1,172	44,266

Media 1.0%
Omnicom Group, Inc.	1,114	53,372

Specialty Retail 4.9%
Lowe's Companies, Inc.	8,207	265,743

Consumer Staples 4.9%		262,226

Beverages 3.9%
Diageo PLC, ADR	492	56,206
PepsiCo, Inc.	380	26,311
SABMiller PLC	1,370	58,688
Tsingtao Brewery Company, Ltd., H Shares	12,280	66,357

Personal Products 1.0%
Avon Products, Inc.	3,529	54,664

Energy 7.8%		422,213

Energy Equipment & Services 2.4%
National Oilwell Varco, Inc.	677	49,895
Schlumberger, Ltd.	1,190	82,741

Oil, Gas & Consumable Fuels 5.4%
Apache Corp.	1,453	120,236
Occidental Petroleum Corp.	1,226	96,805
Ultra Petroleum Corp. (I)	3,180	72,536

Financials 26.0%		1,408,836

Capital Markets 15.2%
AllianceBernstein Holding LP	9,271	155,938
Morgan Stanley	7,427	129,081
Northern Trust Corp.	1,984	94,796
State Street Corp.	1,801	80,271
T. Rowe Price Group, Inc.	2,422	157,285
The Goldman Sachs Group, Inc.	1,667	204,024

Diversified Financial Services 9.1%
Bank of America Corp.	26,149	243,709
JPMorgan Chase & Company	5,983	249,371

Insurance 1.7%
Prudential Financial, Inc.	1,654	94,361

Health Care 6.5%		349,896

Biotechnology 0.8%
Amgen, Inc.	493	42,667

1

Fundamental All Cap Core Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	1,787	$74,303

Health Care Providers & Services 4.3%
AMN Healthcare Services, Inc. (I)	11,625	115,320
Amsurg Corp. (I)	1,683	47,999
VCA Antech, Inc. (I)	3,555	69,607

Industrials 9.9%		537,459

Aerospace & Defense 2.4%
American Science & Engineering, Inc.	2,025	128,750

Commercial Services & Supplies 3.8%
Avery Dennison Corp.	6,424	208,009

Electrical Equipment 2.7%
Sensata Technologies Holding NV (I)	5,099	143,639

Professional Services 1.0%
Robert Half International, Inc.	2,122	57,061

Information Technology 21.7%		1,171,485

Communications Equipment 7.9%
Cisco Systems, Inc.	3,530	60,504
QUALCOMM, Inc.	5,490	321,577
Tellabs, Inc.	15,226	44,460

Computers & Peripherals 5.5%
Apple, Inc.	265	157,702
EMC Corp. (I)	3,108	75,897
NetApp, Inc. (I)	2,420	65,098

Internet Software & Services 3.9%
Bankrate, Inc. (I)	6,413	68,811
Google, Inc., Class A (I)	131	89,050
VistaPrint NV (I)	1,673	50,976

IT Services 2.1%
Broadridge Financial Solutions, Inc.	5,030	115,439

Software 2.3%
FactSet Research Systems, Inc.	1,347	121,971

Total investments (Cost $4,944,557)† 95.6%		$5,170,182

Other assets and liabilities, net 4.4%		$239,124

Total net assets 100.0%		$5,409,306

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $4,990,771. Net unrealized appreciation aggregated $179,411, of which $376,522 related to appreciated investment securities and $197,111 related to depreciated investment securities.

2

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$1,018,067	$1,018,067	—	—
Consumer Staples	262,226	137,181	$125,045	—
Energy	422,213	422,213	—	—
Financials	1,408,836	1,408,836	—	—
Health Care	349,896	349,896	—	—
Industrials	537,459	537,459	—	—
Information Technology	1,171,485	1,171,485	—	—

Total investments in Securities	$5,170,182	$5,045,137	$125,045	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2012, there were no significant transfers between the levels described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q1 10/12
12/12

John Hancock
MUTUAL FUNDS

John Hancock Diversified Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 49.3%				$21,737,249

(Cost $19,798,427)

Consumer Discretionary 7.2%				3,196,836

Auto Components 0.7%
Allison Transmission, Inc. (S)	7.125	05/15/19	$125,000	132,969
Exide Technologies	8.625	02/01/18	45,000	36,506
Visteon Corp.	6.750	04/15/19	160,000	164,600

Diversified Financial Services 0.0%
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	15,000	16,200

Hotels, Restaurants & Leisure 2.4%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	108,250
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	149,625
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	108,000
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	107,375
Landry's, Inc. (S)	9.375	05/01/20	30,000	31,613
Marina District Finance Company, Inc.	9.500	10/15/15	75,000	75,844
MGM Resorts International (S)	8.625	02/01/19	100,000	108,125
MGM Resorts International (S)	6.750	10/01/20	30,000	29,775
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	218,000
Sugarhouse HSP Gaming Property Mezzanine LP (S)	8.625	04/15/16	100,000	107,125
Wok Acquisition Corp. (S)	10.250	06/30/20	25,000	26,625

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	30,000	28,050

Media 1.6%
DISH DBS Corp.	6.750	06/01/21	125,000	139,219
Grupo Televisa SAB	6.625	01/15/40	100,000	134,062
Regal Entertainment Group	9.125	08/15/18	100,000	111,000
WMG Acquisition Corp.	9.500	06/15/16	100,000	110,125
WMG Acquisition Corp. (S)	6.000	01/15/21	35,000	35,088
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	165,750

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	187,358

Specialty Retail 1.4%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	162,000
AutoNation, Inc.	6.750	04/15/18	32,000	35,920
AutoNation, Inc.	5.500	02/01/20	65,000	68,819
Dufry Finance SCA (S)	5.500	10/15/20	20,000	20,350
Hillman Group, Inc.	10.875	06/01/18	100,000	108,500
Jo-Ann Stores Holdings, Inc. (S)	9.750	10/15/19	50,000	49,188
Petco Holdings Inc., PIK (S)	8.500	10/15/17	15,000	15,056
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	107,375
Toys R Us, Inc. (S)	10.375	08/15/17	50,000	51,125

Textiles, Apparel & Luxury Goods 0.6%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	137,969
Levi Strauss & Company	7.625	05/15/20	100,000	109,250

Consumer Staples 2.0%				888,485

Beverages 0.1%
Ajecorp BV (S)	6.500	05/14/22	30,000	32,775
Corporacion Lindley SA (S)	6.750	11/23/21	25,000	28,838

1

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples (continued)

Food & Staples Retailing 0.6%
Rite Aid Corp.	9.250	03/15/20	$150,000	$153,375
Safeway, Inc.	7.250	02/01/31	20,000	22,267
Safeway, Inc.	5.000	08/15/19	60,000	64,345

Food Products 0.4%
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	78,000	83,850
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	85,250

Household Products 0.4%
Reynolds Group Issuer, Inc.	9.000	04/15/19	100,000	101,250
Yankee Candle Company, Inc.	8.500	02/15/15	4,000	4,035
YCC Holdings LLC, PIK	10.250	02/15/16	75,000	77,531

Personal Products 0.3%
Revlon Consumer Products Corp.	9.750	11/15/15	125,000	131,719

Tobacco 0.2%
Alliance One International, Inc.	10.000	07/15/16	100,000	103,250

Energy 4.5%				1,972,705

Energy Equipment & Services 0.8%
Offshore Group Investments, Ltd.	11.500	08/01/15	21,000	23,074
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	107,250
Weatherford International, Inc.	6.800	06/15/37	200,000	231,774

Oil, Gas & Consumable Fuels 3.7%
Afren PLC (S)	10.250	04/08/19	200,000	229,000
Alpha Natural Resources, Inc.	6.000	06/01/19	150,000	131,625
Arch Coal, Inc.	7.250	06/15/21	125,000	110,313
BreitBurn Energy Partners LP (S)	7.875	04/15/22	20,000	20,700
EP Energy LLC (S)	7.750	09/01/22	20,000	20,700
EV Energy Partners LP	8.000	04/15/19	100,000	105,250
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	237,921
Linn Energy LLC	8.625	04/15/20	150,000	164,063
Nexen, Inc.	6.400	05/15/37	200,000	256,022
Peabody Energy Corp.	6.250	11/15/21	35,000	36,138
Regency Energy Partners LP	5.500	04/15/23	30,000	31,200
Targa Resources Partners LP (S)	6.375	08/01/22	100,000	106,750
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	107,425
WPX Energy, Inc.	6.000	01/15/22	50,000	53,500

Financials 15.5%				6,856,425

Capital Markets 1.4%
Jefferies Group, Inc.	6.875	04/15/21	200,000	218,500
Morgan Stanley	5.750	01/25/21	300,000	335,388
The Goldman Sachs Group, Inc.	6.750	10/01/37	65,000	71,418

Commercial Banks 1.8%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	209,771
Banco de Credito del Peru (S)	4.750	03/16/16	100,000	106,750
Barclays Bank PLC (S)	6.050	12/04/17	200,000	218,350
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	217,420
Synovus Financial Corp.	7.875	02/15/19	20,000	22,500

2

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Consumer Finance 1.2%
Capital One Financial Corp.	6.150	09/01/16	$250,000	$286,259
Discover Bank	7.000	04/15/20	200,000	244,963
Nationstar Mortgage LLC (S)	7.875	10/01/20	15,000	15,450

Diversified Financial Services 3.9%
Bank of America NA	6.000	10/15/36	200,000	244,294
Citigroup, Inc.	5.850	12/11/34	71,000	84,530
General Electric Capital Corp.	5.300	02/11/21	250,000	290,657
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	114,409
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	117,500
iPayment, Inc.	10.250	05/15/18	50,000	44,000
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	230,346
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	262,937
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	267,500
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	25,500
UBS AG	7.625	08/17/22	50,000	53,875

Insurance 3.8%
AXA SA	8.600	12/15/30	200,000	248,449
CNA Financial Corp.	7.250	11/15/23	200,000	248,227
CNO Financial Group, Inc. (S)	6.375	10/01/20	15,000	15,525
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	182,000
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	224,500
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	56,024
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	150,000
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	206,140
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	47,363
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	51,945
Willis Group Holdings PLC	5.750	03/15/21	200,000	226,966

Real Estate Investment Trusts 2.8%
DDR Corp.	7.500	04/01/17	200,000	241,242
Host Hotels & Resorts Lp	5.250	03/15/22	200,000	221,000
MPT Operating Partnership LP	6.875	05/01/21	100,000	108,000
MPT Operating Partnership LP	6.375	02/15/22	35,000	36,488
Prologis International Funding II (S)	4.875	02/15/20	20,000	19,852
Prologis LP	6.875	03/15/20	200,000	246,408
SL Green Realty Corp.	7.750	03/15/20	100,000	120,876
Weyerhaeuser Company	7.375	03/15/32	200,000	254,047

Real Estate Management & Development 0.3%
General Shopping Investments, Ltd. (P)(Q)(S)	12.000	03/20/17	30,000	26,400
Realogy Corp. (S)	7.875	02/15/19	100,000	107,500

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC	10.875	04/01/15	125,000	135,156

3

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care 1.5%				$666,175

Biotechnology 0.2%
Grifols, Inc.	8.250	02/01/18	$100,000	111,000

Health Care Equipment & Supplies 0.4%
Alere, Inc.	8.625	10/01/18	150,000	157,500

Health Care Providers & Services 0.7%
BioScrip, Inc.	10.250	10/01/15	100,000	107,000
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	25,000	25,250
HCA, Inc.	7.500	02/15/22	100,000	111,750
National Mentor Holdings, Inc. (S)	12.500	02/15/18	45,000	45,675

Pharmaceuticals 0.2%
Endo Health Solutions, Inc.	7.250	01/15/22	100,000	108,000

Industrials 6.4%				2,804,583

Aerospace & Defense 1.3%
Ducommun, Inc.	9.750	07/15/18	100,000	105,750
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	161,250
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	129,600
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	129,000
Textron, Inc.	7.250	10/01/19	30,000	36,237

Airlines 2.2%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	93,948	95,945
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	31,580	34,265
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	190,869	204,707
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	71,479	78,627
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	141,939	159,497
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	170,410	189,155
United Air Lines 2007-1 Class C Pass Through Trust (P)	2.984	07/02/14	172,391	167,219
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	25,000	27,250

Building Products 0.6%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	238,500

Commercial Services & Supplies 0.6%
Casella Waste Systems, Inc. (S)	7.750	02/15/19	40,000	39,200
Iron Mountain, Inc.	5.750	08/15/24	20,000	19,950
Steelcase, Inc.	6.375	02/15/21	200,000	213,931

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	138,450

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	214,000

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	50,000	47,375

Road & Rail 0.7%
Avis Budget Car Rental LLC	8.250	01/15/19	100,000	109,125
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	106,000
The Hertz Corp.	6.750	04/15/19	100,000	106,125

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17	15,000	16,050
Aircastle, Ltd.	7.625	04/15/20	15,000	16,575
H&E Equipment Services, Inc. (S)	7.000	09/01/22	20,000	20,800

4

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 0.3%				$149,300

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	$100,000	107,000
Lender Processing Services, Inc.	5.750	04/15/23	40,000	42,300

Materials 5.2%				2,274,978

Chemicals 0.9%
American Pacific Corp.	9.000	02/01/15	93,000	94,270
Braskem Finance, Ltd. (S)	7.000	05/07/20	100,000	117,750
Ineos Finance PLC (S)	7.500	05/01/20	100,000	101,250
LyondellBasell Industries NV	5.000	04/15/19	25,000	27,063
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	41,000

Construction Materials 0.3%
American Gilsonite Company (S)	11.500	09/01/17	30,000	31,200
Building Materials Corp. of America (S)	6.750	05/01/21	100,000	109,000

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	37,188
Pretium Packaging LLC	11.500	04/01/16	100,000	102,500
Tekni-Plex, Inc. (S)	9.750	06/01/19	43,000	46,010

Metals & Mining 2.3%
Commercial Metals Company	7.350	08/15/18	200,000	215,000
Edgen Murray Corp. (S)	8.750	11/01/20	30,000	29,775
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	100,000	94,000
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	25,000
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	25,000	24,188
Inmet Mining Corp. (S)	8.750	06/01/20	25,000	25,938
JMC Steel Group (S)	8.250	03/15/18	100,000	101,500
Metinvest BV (S)	8.750	02/14/18	200,000	191,950
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	40,800
SunCoke Energy, Inc.	7.625	08/01/19	100,000	102,250
Vale Overseas, Ltd.	6.875	11/10/39	125,000	155,159

Paper & Forest Products 1.3%
Georgia-Pacific LLC	7.250	06/01/28	171,000	220,938
International Paper Company	9.375	05/15/19	200,000	275,103
Westvaco Corp.	7.950	02/15/31	50,000	66,146

Telecommunication Services 4.0%				1,750,609

Diversified Telecommunication Services 3.5%
American Tower Corp.	4.700	03/15/22	40,000	44,145
CenturyLink, Inc.	5.800	03/15/22	50,000	52,584
CenturyLink, Inc.	7.600	09/15/39	200,000	204,563
Cincinnati Bell, Inc.	8.750	03/15/18	30,000	30,300
GTP Towers Issuer LLC (S)	8.112	02/15/15	100,000	104,514
Intelsat Jackson Holdings SA	7.250	10/15/20	100,000	106,250
Level 3 Communications, Inc. (S)	8.875	06/01/19	200,000	210,000
PAETEC Holding Corp.	9.875	12/01/18	100,000	114,250
Telecom Italia Capital SA	7.200	07/18/36	200,000	203,000
Telefonica Emisiones SAU	5.134	04/27/20	200,000	201,500
West Corp.	11.000	10/15/16	100,000	104,500
Windstream Corp.	7.750	10/01/21	150,000	162,188

Wireless Telecommunication Services 0.5%
Clearwire Communications LLC (S)	12.000	12/01/15	50,000	53,250

5

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Telecommunication Services (continued)

Digicel, Ltd. (S)	8.250	09/01/17	$100,000	$107,500
Nextel Communications, Inc.	7.375	08/01/15	52,000	52,065

Utilities 2.7%				1,177,153

Electric Utilities 2.0%
Allegheny Energy Supply Company LLC (S)	6.750	10/15/39	200,000	221,283
DPL, Inc.	7.250	10/15/21	200,000	225,500
Ipalco Enterprises, Inc.	5.000	05/01/18	200,000	211,000
PNM Resources, Inc.	9.250	05/15/15	150,000	171,375
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	30,000	32,978

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.	8.250	09/01/20	150,000	165,375

Multi-Utilities 0.3%
CMS Energy Corp.	5.050	03/15/22	40,000	44,642
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	105,000

U.S. Government & Agency Obligations 9.2%				$4,061,179

(Cost $3,896,972)

U.S. Government 6.5%				2,857,009

U.S. Treasury Bonds	3.125	11/15/41	440,000	465,300
U.S. Treasury Bonds	3.000	05/15/42	80,000	82,350
U.S. Treasury Notes	1.625	08/15/22	225,000	223,524
U.S. Treasury Strip PO	5.029	08/15/41	5,000,000	2,085,835

U.S. Government Agency 2.7%				1,204,170

Federal National Mortgage Association
30 Yr Pass Thru	4.000	10/01/41	1,100,769	1,204,170

Capital Preferred Securities 1.0%				$449,020

(Cost $397,631)

Financials 1.0%				449,020

Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	150,000	150,375
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	30,000	41,700
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	150,000	149,445
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	107,500

Municipal Bonds 0.1%				$34,724

(Cost $32,252)

State of Illinois	5.100	06/01/33	35,000	34,724

6

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M)1.4%				$604,380

(Cost $576,532)

Consumer Discretionary 0.6%				258,910

Hotels, Restaurants & Leisure 0.3%
Kalispel Tribal Economic Authority	7.500	02/25/17	$139,882	137,084

Media 0.3%
Clear Channel Communications, Inc.	3.862	01/29/16	147,640	121,826

Financials 0.2%				99,750

Real Estate Investment Trusts 0.2%
iStar Financial, Inc. (T)		09/28/17	100,000	99,750

Health Care 0.4%				146,345

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	7.000	02/09/17	148,492	146,345

Industrials 0.2%				99,375

Airlines 0.2%
Delta Air Lines, Inc.	5.250	10/25/18	100,000	99,375

Collateralized Mortgage Obligations 3.2%				$1,432,923

(Cost $1,256,453)

Commercial & Residential 2.8%				1,232,614

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.349	12/25/46	1,578,563	146,017
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	120,646
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	131,098	111,745
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class D (S)	5.007	05/05/27	100,000	105,783
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.867	07/10/38	220,000	244,948
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.868	04/15/45	250,000	282,068
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.832	05/10/63	548,163	58,621
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	1.572	04/25/45	1,900,918	114,127
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.616	04/25/35	49,955	48,659

U.S. Government Agency 0.4%				200,309

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	118,029	33,660
Series K018, Class X1 IO	1.467	01/25/22	408,437	41,663
Series K710, Class X1 IO	1.785	05/25/19	279,755	27,329
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	165,714	43,189
Series 407, Class C6 IO	5.500	01/25/40	201,137	32,338

7

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Government National Mortgage Association
Series 2012-114, Class IO	1.024	01/16/53	$229,664	$22,130

Asset Backed Securities 1.6%				$691,948

(Cost $662,143)

ACE Securities Corp.
Series 2006-ASP5, Class A2B	0.341	10/25/36	38,062	17,237
Series 2006-ASP5, Class A2C	0.391	10/25/36	33,134	15,103
Series 2006-ASP5, Class A2D	0.471	10/25/36	66,269	30,518
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1	0.661	10/25/35	75,000	54,271
Argent Securities, Inc.
Series 2006-M2, Class A2C	0.361	09/25/36	181,265	64,451
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3	0.411	01/25/36	65,947	58,877
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	37,634	37,322
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	60,749	60,471
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	118,650	132,181
Home Equity Asset Trust
Series 2003-1, Class M1	1.711	06/25/33	118,784	100,902
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2	0.911	08/25/37	57,028	53,705
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3	0.361	06/25/36	63,451	39,912
Soundview Home Equity Loan Trust
Series 2006-OPT2, Class A3	0.391	05/25/36	32,084	26,998

			Shares	Value

Preferred Securities 0.5%				$244,017

(Cost $230,065)

Financials 0.4%				185,070

Discover Financial Services, 6.500%			1,100	27,995
PNC Financial Services Group, Inc., 6.125%			2,150	60,200
Regions Financial Corp., 6.375%			1,935	48,085
U.S. Bancorp, 6.000%			1,700	48,790

Industrials 0.1%				58,947

Continental Airlines Finance Trust II, 6.000%			700	22,947
United Technologies Corp., 7.500%			662	36,000

Affiliated Investment Companies 25.9%				$11,435,675

(Cost $10,541,518)

Alternative 7.4%				3,242,249

John Hancock Funds II (G) 7.4%
Currency Strategies, Class NAV (First Quadrant) (I)			208,398	1,988,120
Global Absolute Return Strategies, Class NAV (Standard
Life) (I)			117,318	1,254,129

8

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Equity 13.6%		$6,014,012

John Hancock Funds II (G) 9.7%
Global Real Estate, Class NAV (Deutsche)	54,412	441,828
Capital Appreciation Value, Class NAV (T.Rowe Price)	154,910	1,758,230
Redwood, Class NAV (RCM)	191,194	2,068,718

John Hancock Funds III (G) 3.9%
Global Shareholder Yield, Class NAV (Epoch)	175,401	1,745,236

Fixed Income 4.9%		2,179,414

John Hancock Funds II (G) 4.9%
Multi Sector Bond, Class NAV (Stone Harbor)	208,357	2,179,414

Unaffiliated Investment Companies 5.2%		$2,289,699

(Cost $2,393,497)

Alternative 2.6%		1,127,571

AQR Managed Futures Strategy Fund, Class I	119,954	1,127,571

Equity 2.6%		1,162,128

Turner Spectrum Fund Institutional Class I	106,519	1,162,128

Total investments (Cost $39,785,490)† 97.4%		$42,980,814

Other assets and liabilities, net 2.6%		$1,132,246

Total net assets 100.0%		$44,113,060

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Portfolio of Investments

(G) The Fund's sub-adviser is shown parenthetically.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,223,030 or 16.4% of the Fund's net assets as of 10-31-12.

(T) This position represents an unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $39,785,490. Net unrealized depreciation aggregated $3,195,324, of which $3,357,646 related to appreciated investment securities and $162,322 related to depreciated investment securities.

9

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Asset Management, Inc.	(Deutsche)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

RCM Capital Management LLC	(RCM)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

10

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Corporate Bonds	$21,737,249	—	$21,710,849	$26,400
U.S. Government & Agency Obligations	4,061,179	—	4,061,179	—
Capital Preferred Securities	449,020	—	449,020	—
Municipal Bonds	34,724	—	34,724	—
Term Loans	604,380	—	604,380	—
Collateralized Mortgage Obligations	1,432,923	—	1,432,923	—
Asset Backed Securities	691,948	—	691,948	—
Preferred Securities	244,017	$221,070	22,947	—
Affiliated Investment Companies	11,435,675	11,435,675	—	—
Unaffiliated Investment Companies	2,289,699	2,289,699	—	—

Total investments in Securities	$42,980,814	$13,946,444	$29,007,970	$26,400

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage

11

Diversified Strategies Fund
As of 10-31-12 (Unaudited)

assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q1 10/12
12/12

John Hancock MUTUAL FUNDS

John Hancock China Emerging Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

China Emerging Leaders Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Common Stocks 92.8%		$291,548,242

(Cost $289,684,620)

China 64.6%		202,809,858

Baoxin Auto Group, Ltd. (I)	12,000,000	8,590,399
Beijing Capital International Airport Company, Ltd., H Shares	10,000,000	6,418,842
China Communications Construction Company, Ltd., H Shares	10,000,000	9,394,839
China Dongxiang Group Company	10,000,000	1,245,164
China Minsheng Banking Corp., Ltd., H Shares	11,000,000	10,005,589
China Petroleum & Chemical Corp., H Shares	10,000,000	10,531,364
China Qinfa Group, Ltd.	10,000,000	1,500,845
China Shipping Container Lines Company, Ltd., H Shares (I)	13,000,000	3,447,742
China Telecom Corp., Ltd., H Shares	10,000,000	5,895,743
China Yurun Food Group, Ltd. (I)	23,000,000	16,803,902
Dongwu Cement International, Ltd. (I)	6,762,000	1,054,795
Inner Mongolia Yitai Coal Company, H Shares	1,733,000	9,394,819
Intime Department Store Group Company, Ltd.	5,500,000	6,470,123
PICC Property & Casualty Company, Ltd., H Shares	13,000,000	17,241,109
Ping An Insurance Group Company, H Shares	1,000,000	7,912,634
Renhe Commercial Holdings Company, Ltd. (I)	170,000,000	7,201,526
Sany Heavy Equipment International Holdings Company, Ltd.	12,000,000	6,293,009
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	9,445,526
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (I)	2,550,000	3,665,396
Silver Base Group Holdings, Ltd.	55,000,000	23,330,395
Sinopharm Group Company, Ltd., H Shares	3,500,000	11,740,238
Tencent Holdings, Ltd.	200,000	7,078,363
Tsingtao Brewery Company, Ltd., H Shares	1,000,000	5,403,670
Xiao Nan Guo Restaurants Holdings, Ltd.	25,000,000	4,373,365
Zhaojin Mining Industry Company, Ltd., H Shares	5,000,000	8,370,461

Hong Kong 24.1%		75,884,636

China Foods, Ltd.	10,000,000	10,114,948
China Mengniu Dairy Company, Ltd.	2,500,000	7,578,792
China Metal Recycling Holdings, Ltd.	15,000,000	14,946,968
China Resource Power Holdings, Ltd.	6,500,000	13,985,992
China Water Affairs Group, Ltd.	20,000,000	5,274,683
Haier Electronics Group Company, Ltd. (I)	8,000,000	10,225,314
Hao Tian Resources Group, Ltd. (I)	35,000,000	823,759
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	33,000,000	7,597,258
Ming Fung Jewellery Group, Ltd. (I)	25,000,000	1,140,228
Silver Grant International, Ltd.	10,000,000	1,760,223
Superb Summit International Group, Ltd. (I)	83,000,000	2,436,471

Mongolia 0.7%		2,222,897

Mongolian Mining Corp. (I)	4,550,000	2,222,897

Singapore 3.4%		10,630,851

Biosensors International Group, Ltd. (I)	12,000,000	10,630,851

1

China Emerging Leaders Fund
As of 10-31-12 (Unaudited)

	Units	Value

Participation Notes (K) 2.2%		$6,824,547

(Cost $9,405,254)

Bermuda 0.9%		2,693,208

Wuliangye Yibin Company, Ltd. (Expiration Date: 12-11-13; Counterparty: CLSA Asia-
Pacific Markets) (I)(S)	500,000	2,693,208

China 1.3%		4,131,339

Anhui Quanchai Engine Company (Expiration Date: 3-30-17; Counterparty: CLSA
Asia-Pacific Markets) (I)	3,000,111	4,131,339

	Shares	Value

Exchange Traded Funds 2.0%		$6,271,914

(Cost $6,226,169)

Hong Kong 2.0%		6,271,914

iShares Asia Trust Fund	5,000,000	6,271,914

Short-Term Investments 2.9%		$9,234,716

(Cost $9,234,716)

Money Market Funds 2.9%		9,234,716

State Street Institutional Liquid Reserves Fund, 0.1893% (Y)	9,234,716	9,234,716

Total investments (Cost $314,550,759)† 99.9%		$313,879,419

Other assets and liabilities, net 0.1%		$206,106

Total net assets 100.0%		$314,085,525

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CNY Chinese Yuan Renminbi

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $314,552,004. Net unrealized depreciation aggregated $672,585, of which $18,528,792 related to appreciated investment securities and $19,201,377 related to depreciated investment securities.

The Fund had the following sector composition as of 10-31-12 (as a percentage of total net assets):

Consumer Discretionary	17.6%
Consumer Staples	14.9%
Financials	14.1%
Health Care	13.7%
Materials	9.5%
Industrials	8.1%
Energy	6.8%
Utilities	6.1%
Information Technology	2.3%
Telecommunication Services	1.9%
Exchange Traded Funds, Short-Term Investments & Other	5.0%

2

China Emerging Leaders Fund
As of 10-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/12	Price	Inputs	Inputs

Common Stocks
China	$202,809,858	—	$202,809,858	—
Hong Kong	75,884,636	—	75,884,636	—
Mongolia	2,222,897	—	2,222,897	—
Singapore	10,630,851	—	10,630,851	—
Warrants
Bermuda	2,693,208	—	2,693,208	—
China	4,131,339	—	4,131,339	—
Exchange Traded Funds	6,271,914	—	6,271,914	—
Short-Term Investments	9,234,716	$9,234,716	—	—
Total investments in Securities	$313,879,419	$9,234,716	$304,644,703	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock China Emerging Leaders Fund.

394Q1 10/12
12/12

John Hancock
MUTUAL FUNDS

John Hancock

Global Absolute Return Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2012

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 29.6%				$381,411,993

(Cost $370,250,220)

Australia 0.1%				1,866,862

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	95,000	89,300
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	1,100,000	1,100,000
Origin Energy Finance, Ltd. (EUR) (D)(P)	7.875	06/16/71	100,000	135,772
Santos Finance, Ltd. (8.250% to 09/22/2017, then 3 month
EURIBOR + 6.851%) (EUR) (D)	8.250	09/22/70	400,000	541,790

Austria 0.0%				435,007

Sappi Papier Holding GmbH (S)	6.625	04/15/21	250,000	236,250
VERBUND International Finance GmbH (EUR) (D)	4.750	07/16/19	130,000	198,757

Belgium 0.0%				177,933

Anheuser-Busch InBev NV (EUR) (D)	4.000	06/02/21	120,000	177,933

Bermuda 0.0%				133,503

Central European Media Enterprises, Ltd. (EUR) (D)	11.625	09/15/16	100,000	133,503

Brazil 0.1%				1,022,967

OGX Austria GmbH (S)	8.500	06/01/18	650,000	567,125
Vale SA (EUR) (D)	4.375	03/24/18	320,000	455,842

Canada 0.3%				3,847,169

Air Canada (S)	9.250	08/01/15	1,030,000	1,071,200
Bombardier, Inc. (S)	5.750	03/15/22	980,000	1,032,675
Bombardier, Inc. (S)	7.750	03/15/20	295,000	344,781
Cascades, Inc.	7.875	01/15/20	80,000	84,800
HudBay Minerals, Inc. (S)	9.500	10/01/20	683,000	717,150
Inmet Mining Corp. (S)	8.750	06/01/20	575,000	596,563

Cayman Islands 0.2%				2,196,837

Hutchison Whampoa Finance 09, Ltd. (EUR) (D)	4.750	11/14/16	750,000	1,101,597
IPIC GMTN, Ltd. (EUR) (D)	4.875	05/14/16	410,000	589,758
Thames Water Utilities Cayman Finance, Ltd. (EUR) (D)	3.250	11/09/16	100,000	139,838
UPCB Finance, Ltd. (EUR) (D)	7.625	01/15/20	260,000	365,644

Czech Republic 0.1%				873,861

CEZ A/S (EUR) (D)	4.500	06/29/20	460,000	690,512
CEZ A/S (EUR) (D)	6.000	07/18/14	130,000	183,349

Denmark 0.3%				4,348,205

AP Moeller - Maersk A/S (EUR) (D)	4.875	10/30/14	530,000	732,205
Danske Bank A/S (EUR) (D)	3.875	05/18/16	200,000	280,289
Danske Bank A/S (EUR) (D)	3.875	02/28/17	350,000	494,184
Danske Bank A/S (EUR) (D)	4.750	06/04/14	450,000	617,843
Danske Bank A/S (4.100% to 03/16/2018, then 3 month
EURIBOR + 1.810%) (EUR) (D)(Q)	4.100	03/16/18	300,000	390,917
DONG Energy A/S (EUR) (D)	4.875	12/16/21	300,000	459,621
DONG Energy A/S (EUR) (D)	6.500	05/07/19	150,000	244,762
DONG Energy A/S (EUR) (D)(P)	7.750	06/01/10	280,000	410,102
ISS A/S (EUR) (D)	8.875	05/15/16	175,000	234,198
TDC A/S (EUR) (D)	4.375	02/23/18	330,000	484,084

Finland 0.1%				1,270,142

Fortum OYJ (EUR) (D)	4.000	05/24/21	200,000	293,837

1

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Finland (continued)

Nokia OYJ (EUR) (D)	5.500	02/04/14	50,000	$66,062
Pohjola Bank PLC (EUR) (D)	5.750	02/28/22	300,000	435,824
Teollisuuden Voima OYJ (EUR) (D)	4.625	02/04/19	330,000	474,419

France 3.8%				48,715,360

Alstom SA (EUR) (D)	3.875	03/02/16	500,000	692,411
Alstom SA (EUR) (D)	4.000	09/23/14	100,000	136,545
Areva SA (EUR) (D)	4.625	10/05/17	600,000	831,593
Autoroutes du Sud de la France SA (EUR) (D)	4.000	09/24/18	300,000	432,141
AXA SA (5.250% to 04/16/2020, then 3 month EURIBOR +
3.050%) (EUR) (D)	5.250	04/16/40	400,000	497,937
Banque PSA Finance SA (EUR) (D)	6.000	07/16/14	300,000	402,144
BNP Paribas SA (EUR) (D)	3.000	02/24/17	300,000	409,632
BNP Paribas SA (EUR) (D)	3.500	03/07/16	500,000	691,882
BNP Paribas SA (4.730% to 04/12/2016, then 3 month
EURIBOR + 1.690%) (EUR) (D)(Q)	4.730	04/12/16	150,000	165,259
BNP Paribas SA (8.667% to 09/11/2013, then 3 month
EURIBOR + 4.050%) (EUR) (D)(Q)	8.667	09/11/13	150,000	194,325
Bouygues SA (EUR) (D)	4.375	10/29/14	60,000	82,958
BPCE SA (EUR) (D)	4.500	02/10/22	300,000	440,356
Casino Guichard Perrachon SA (EUR) (D)	4.379	02/08/17	200,000	285,731
Casino Guichard Perrachon SA (EUR) (D)	4.472	04/04/16	700,000	991,916
Christian Dior SA (EUR) (D)	3.750	09/23/14	450,000	605,752
Cie de Saint-Gobain (EUR) (D)	4.500	09/30/19	340,000	485,879
Cie de Saint-Gobain (EUR) (D)	8.250	07/28/14	100,000	145,541
Cie Financiere et Industrielle des Autoroutes SA (EUR) (D)	5.000	05/24/21	350,000	534,280
Cie Generale de Geophysique-Veritas	9.500	05/15/16	100,000	108,000
CNP Assurances (EUR) (D)(P)	6.875	09/30/41	200,000	243,676
Credit Agricole SA (EUR) (D)	3.875	02/13/19	200,000	284,292
Credit Agricole SA (EUR) (D)	5.971	02/01/18	500,000	709,086
Credit Logement SA (EUR) (D)	5.454	02/16/21	200,000	276,516
Electricite de France SA (EUR) (D)	3.875	01/18/22	700,000	999,106
Electricite de France SA (EUR) (D)	4.625	09/11/24	250,000	373,780
Europcar Groupe SA (EUR) (D)	11.500	05/15/17	100,000	127,023
Eutelsat SA (EUR) (D)	5.000	01/14/19	700,000	1,055,021
Faurecia (EUR) (D)	8.750	06/15/19	100,000	127,865
France Telecom SA (EUR) (D)	3.875	04/09/20	330,000	477,676
France Telecom SA (EUR) (D)	5.000	01/22/14	100,000	136,474
GDF Suez (EUR) (D)	3.500	10/18/22	875,000	1,239,072
GDF Suez (EUR) (D)	6.875	01/24/19	300,000	505,357
HSBC Holdings PLC (EUR) (D)	4.875	01/15/14	200,000	272,472
Labco SAS (EUR) (D)	8.500	01/15/18	100,000	128,967
Lafarge SA (EUR) (D)	6.625	11/29/18	875,000	1,232,006
Lafarge SA (EUR) (D)	8.875	05/27/14	330,000	471,842
Lagardere SCA (EUR) (D)	4.875	10/06/14	400,000	541,473
Legrand SA (EUR) (D)	4.375	03/21/18	300,000	440,892
Mercialys SA (EUR) (D)	4.125	03/26/19	300,000	417,630
Natixis	0.630	01/15/13	20,000,000	20,009,522
Pernod-Ricard SA (EUR) (D)	4.875	03/18/16	500,000	718,158
Pernod-Ricard SA (EUR) (D)	7.000	01/15/15	150,000	218,749
Peugeot SA (EUR) (D)	5.000	10/28/16	65,000	81,124
PPR (EUR) (D)	3.125	04/23/19	592,000	817,232
PPR (EUR) (D)	3.750	04/08/15	77,000	106,189
PPR (EUR) (D)	8.625	04/03/14	120,000	172,258
RCI Banque SA (EUR) (D)	4.000	12/02/13	110,000	146,105

2

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

France (continued)

RCI Banque SA (EUR) (D)	5.625	03/13/15	776,000	$1,080,178
RTE EDF Transport SA (EUR) (D)	4.125	02/03/21	200,000	291,933
Societe des Autoroutes Paris-Rhin-Rhone (EUR) (D)	7.500	01/12/15	300,000	439,494
Societe Fonciere Lyonnaise SA (EUR) (D)	4.625	05/25/16	300,000	409,104
Societe Generale SA	2.500	01/15/14	110,000	110,605
Societe Generale SA (EUR) (D)	4.000	04/20/16	500,000	702,404
Societe Generale SA (EUR) (D)	4.250	07/13/22	300,000	430,168
Societe Generale SA (EUR) (D)	4.750	03/02/21	200,000	298,369
Societe Generale SA (EUR) (D)	6.125	08/20/18	200,000	290,031
Societe Generale SA (7.756% to 05/22/2013, then 3 month
EURIBOR + 3.350%) (EUR) (D)(Q)	7.756	05/22/13	150,000	170,120
Societe Generale SA (9.375% to 09/04/2019, then 3 month
EURIBOR + 8.901%) (EUR) (D)(Q)	9.375	09/04/19	150,000	201,713
Suez Environnement SA (EUR) (D)	6.250	04/08/19	100,000	163,262
Unibail-Rodamco SE (EUR) (D)	3.375	03/11/15	100,000	136,658
Unibail-Rodamco SE (EUR) (D)	3.875	12/13/17	390,000	556,977
Unibail-Rodamco SE (EUR) (D)	4.625	09/23/16	75,000	108,880
Valeo SA (EUR) (D)	3.750	06/24/13	90,000	118,893
Valeo SA (EUR) (D)	5.750	01/19/17	200,000	291,983
Veolia Environnement SA (EUR) (D)	4.625	03/30/27	200,000	285,489
Veolia Environnement SA (EUR) (D)	5.125	05/24/22	100,000	151,898
Veolia Environnement SA (EUR) (D)	6.750	04/24/19	640,000	1,041,449
Vivendi SA (EUR) (D)	3.875	11/30/15	600,000	830,811
Vivendi SA (EUR) (D)	4.125	07/18/17	100,000	141,096

Germany 0.5%				6,213,619

Daimler AG (EUR) (D)	1.750	05/21/15	100,000	132,777
Daimler AG (EUR) (D)	2.000	05/05/17	257,000	343,897
Evonik Industries AG (EUR) (D)	7.000	10/14/14	390,000	561,679
FMC Finance VIII SA (EUR) (D)	6.500	09/15/18	200,000	300,059
Heckler & Koch GmbH (EUR) (D)	9.500	05/15/18	100,000	111,469
Henkel AG & Company KgaA (5.375% to 11/25/2015, then 3
month EURIBOR + 2.850%) (EUR) (D)	5.375	11/25/04	280,000	392,863
IKB Deutsche Industriebank AG (EUR) (D)	4.500	07/09/13	350,000	435,506
Kabel Deutschland Holding AG (EUR) (D)	6.500	07/31/17	100,000	138,532
Nordenia International AG (EUR) (D)	9.750	07/15/17	150,000	226,113
RWE AG (4.625 to 9/25/2015, then reset of 5 year mid-
swaps +265 until 9/28/2020, then EURIBOR + 365 bps)
(EUR) (D)(Q)	4.625	09/28/15	200,000	263,135
Schaeffler Finance BV (EUR) (D)	7.750	02/15/17	200,000	285,158
ThyssenKrupp AG (EUR) (D)	8.000	06/18/14	430,000	610,146
UniCredit Bank AG (EUR) (D)	6.000	02/05/14	300,000	404,156
Unitymedia GmbH (EUR) (D)	9.500	03/15/21	100,000	146,465
Unitymedia GmbH (EUR) (D)	9.625	12/01/19	500,000	722,603
Unitymedia Hessen GmbH & Company KG (EUR) (D)	8.125	12/01/17	280,000	391,048
Volkswagen Leasing GmbH (EUR) (D)	2.750	07/13/15	550,000	748,013

Greece 0.0%				205,000

Navios Maritime Holdings, Inc.	8.875	11/01/17	200,000	205,000

Hong Kong 0.0%				218,250

Nord Anglia Education UK Holdings PLC (S)	10.250	04/01/17	200,000	218,250

Ireland 0.6%				7,426,701

Ardagh Glass Finance PLC (EUR) (D)	8.750	02/01/20	100,000	132,531

3

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Ireland (continued)

Ardagh Packaging Finance PLC (EUR) (D)	7.375	10/15/17	200,000	$274,784
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	905,000	945,725
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	125,000	170,120
Bord Gais Eireann (EUR) (D)	5.750	06/16/14	150,000	204,735
CRH Finance, Ltd. (EUR) (D)	7.375	05/28/14	210,000	298,259
ESB Finance, Ltd. (EUR) (D)	6.250	09/11/17	300,000	433,251
FGA Capital Ireland PLC (EUR) (D)	5.250	02/28/14	330,000	435,165
GE Capital European Funding (EUR) (D)	2.000	02/27/15	46,000	61,056
GE Capital European Funding (EUR) (D)	3.625	06/15/17	310,000	432,681
GE Capital European Funding (EUR) (D)	4.250	02/06/14	130,000	175,965
GE Capital European Funding (EUR) (D)	4.250	03/01/17	350,000	504,983
GE Capital European Funding (EUR) (D)	4.625	02/22/27	300,000	454,181
GE Capital European Funding (EUR) (D)	4.750	07/30/14	34,000	47,043
GE Capital European Funding (EUR) (D)	5.250	05/18/15	930,000	1,334,126
GE Capital European Funding (EUR) (D)	5.375	01/16/18	570,000	867,136
Ono Finance II PLC (EUR) (D)	11.125	07/15/19	100,000	113,737
Smurfit Kappa Acquisitions (EUR) (D)	5.125	09/15/18	100,000	133,179
Smurfit Kappa Acquisitions (EUR) (D)	7.750	11/15/19	150,000	213,865
The Governor & Company of the Bank of Ireland (EUR) (D)	4.625	04/08/13	150,000	194,179

Italy 0.6%				7,720,600

Atlantia SpA (EUR) (D)	4.375	09/16/25	70,000	90,840
Banco Popolare SC (EUR) (D)	4.000	04/06/13	300,000	389,972
Edison SpA (EUR) (D)	3.250	03/17/15	200,000	268,303
Edison SpA (EUR) (D)	3.875	11/10/17	400,000	554,042
Eni SpA (EUR) (D)	4.250	02/03/20	163,000	235,231
Intesa Sanpaolo SpA (EUR) (D)	3.750	11/23/16	950,000	1,215,093
Intesa Sanpaolo SpA (EUR) (D)	3.875	04/01/15	100,000	131,595
Intesa Sanpaolo Spa (EUR) (D)	4.875	07/10/15	200,000	268,760
Intesa Sanpaolo SpA (EUR) (D)	5.000	02/28/17	700,000	932,983
Intesa Sanpaolo SpA (EUR) (D)	5.375	12/19/13	300,000	401,557
Intesa Sanpaolo SpA (3.750% to 03/02/2015, then 3 month
EURIBOR + 0.890%) (EUR) (D)	3.750	03/02/20	250,000	270,577
Lottomatica Group SpA (EUR) (D)	5.375	12/05/16	300,000	423,086
Lottomatica Group SpA (EUR) (D)(P)	8.250	03/31/66	50,000	64,483
Snam SpA (EUR) (D)	5.000	01/18/19	500,000	707,354
Telecom Italia SpA (EUR) (D)	5.125	01/25/16	300,000	418,362
Telecom Italia SpA (EUR) (D)	7.000	01/20/17	300,000	441,563
Unicredit SpA (EUR) (D)	4.875	03/07/17	470,000	624,827
Unicredit SpA (EUR) (D)	5.250	01/14/14	210,000	281,972

Jamaica 0.0%				522,588

Digicel Group, Ltd. (S)	8.250	09/30/20	485,000	522,588

Jersey, C.I. 0.3%				3,281,101

ASIF III Jersey, Ltd. (EUR) (D)	4.750	09/11/13	570,000	759,784
BAA Funding, Ltd. (EUR) (D)	4.125	10/12/16	960,000	1,364,858
BAA Funding, Ltd. (EUR) (D)	4.600	09/30/14	180,000	248,989
HSBC Capital Funding LP (5.369% to 03/24/2014, then 3
month EURIBOR + 2.000%) (EUR) (D)(Q)	5.369	03/24/14	260,000	328,574
UBS AG (4.500% to 09/16/2014, then 3 month EURIBOR +
1.260%) (EUR) (D)	4.500	09/16/19	450,000	578,896

Luxembourg 0.9%				11,171,379

ArcelorMittal (EUR) (D)	8.250	06/03/13	150,000	201,265

4

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Luxembourg (continued)

ArcelorMittal	9.250	02/15/15	200,000	$221,986
ARD Finance SA, PIK (EUR) (D)	11.125	06/01/18	100,000	132,531
Cemex Espana Luxembourg (S)	9.250	05/12/20	740,000	769,600
Cirsa Funding Luxembourg SA (EUR) (D)	8.750	05/15/18	100,000	124,106
Codere Finance Luxembourg SA (EUR) (D)	8.250	06/15/15	100,000	105,636
ConvaTec Healthcare E SA (EUR) (D)	7.375	12/15/17	100,000	138,526
Expro Finance Luxembourg SCA (S)	8.500	12/15/16	825,000	845,625
Fiat Industrial Finance Europe SA (EUR) (D)	5.250	03/11/15	520,000	702,764
Fiat Industrial Finance Europe SA (EUR) (D)	6.250	03/09/18	500,000	691,068
Finmeccanica Finance SA (EUR) (D)	8.125	12/03/13	130,000	179,463
Gategroup Finance Luxembourg SA (EUR) (D)	6.750	03/01/19	100,000	135,772
Gazprom Oao Via Gaz Capital SA (EUR) (D)	3.755	03/15/17	500,000	669,267
GCL Holdings SCA (EUR) (D)	9.375	04/15/18	100,000	134,476
Geo Travel Finance SCA (EUR) (D)	10.375	05/01/19	100,000	135,448
Hannover Finance Luxembourg SA (EUR) (D)(P)	5.750	02/26/24	420,000	563,436
INEOS Group Holdings SA (EUR) (D)	7.875	02/15/16	300,000	370,861
Intelsat Jackson Holdings SA	7.250	10/15/20	450,000	478,125
Intelsat Luxembourg SA	11.250	02/04/17	1,625,000	1,706,250
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	300,000	421,897
Michelin Luxembourg SCS (EUR) (D)	8.625	04/24/14	100,000	144,598
Reynolds Group Issuer, Inc. (EUR) (D)	9.500	06/15/17	100,000	128,967
Sunrise Communications Holdings SA (EUR) (D)	8.500	12/31/18	200,000	280,072
Talanx Finanz Luxembourg SA (EUR) (D)(P)	8.367	06/15/42	100,000	143,263
Telecom Italia Finance SA (EUR) (D)	7.750	01/24/33	50,000	72,775
Wind Acquisition Finance SA (EUR) (D)	7.375	02/15/18	430,000	542,017
Wind Acquisition Finance SA (S)	11.750	07/15/17	400,000	390,000
Wind Acquisition Finance SA (EUR) (D)	11.750	07/15/17	150,000	188,590
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	500,000	425,000
Zinc Capital SA (EUR) (D)	8.875	05/15/18	100,000	127,995

Mexico 0.1%				949,255

America Movil SAB de CV (EUR) (D)	3.750	06/28/17	450,000	645,793
Kansas City Southern de Mexico SA de CV	6.125	06/15/21	100,000	111,750
Petroleos Mexicanos (EUR) (D)	5.500	01/09/17	130,000	191,712

Netherlands 2.3%				30,183,869

ABB Finance BV (EUR) (D)	2.625	03/26/19	390,000	530,016
ABN Amro Bank NV (EUR) (D)	3.625	10/06/17	710,000	1,008,673
ABN Amro Bank NV (EUR) (D)	6.375	04/27/21	440,000	610,263
Aegon NV (EUR) (D)	4.125	12/08/14	300,000	412,798
Allianz Finance II BV (EUR) (D)	4.750	07/22/19	300,000	454,324
Allianz Finance II BV (5.750% to 07/08/2021, then 3 month
EURIBOR + 2.349%) (EUR) (D)	5.750	07/08/41	800,000	1,092,770
BMW Finance NV (EUR) (D)	3.625	01/29/18	300,000	431,843
BMW Finance NV (EUR) (D)	3.875	01/18/17	200,000	288,045
BMW Finance NV (EUR) (D)	4.000	09/17/14	130,000	179,031
Coca-Cola HBC Finance BV (EUR) (D)	4.250	11/16/16	128,000	176,731
Coca-cola HBC Finance BV (EUR) (D)	7.875	01/15/14	100,000	139,003
Conti-Gummi Finance BV (EUR) (D)	6.500	01/15/16	340,000	470,349
Conti-Gummi Finance BV (EUR) (D)	7.500	09/15/17	325,000	452,000
CRH Finance BV (EUR) (D)	5.000	01/25/19	400,000	591,131
Daimler International Finance BV (EUR) (D)	6.125	09/08/15	400,000	593,066
Deutsche Bahn Finance BV (EUR) (D)	3.000	03/08/24	400,000	551,268
Deutsche Bahn Finance BV (EUR) (D)	4.750	03/14/18	130,000	198,159
Deutsche Telekom International Finance BV (EUR) (D)	4.250	07/13/22	280,000	418,179

5

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Netherlands (continued)

Deutsche Telekom International Finance BV (EUR) (D)	5.750	04/14/15	510,000	$736,394
Deutsche Telekom International Finance BV (EUR) (D)	6.000	01/20/17	325,000	500,969
Deutsche Telekom International Finance BV (EUR) (D)	6.625	03/29/18	13,000	21,161
E.ON International Finance BV (EUR) (D)	5.750	05/07/20	430,000	711,022
EADS Finance BV (EUR) (D)	4.625	08/12/16	150,000	218,565
EDP Finance BV (EUR) (D)	5.750	09/21/17	400,000	530,125
EN Germany Holdings BV (EUR) (D)	10.750	11/15/15	100,000	126,699
Enel Finance International NV (EUR) (D)	4.625	06/24/15	625,000	859,183
Enel Finance International NV (EUR) (D)	4.875	03/11/20	500,000	681,580
Enel Finance International NV (EUR) (D)(S)	5.750	10/24/18	700,000	1,008,748
Fortis Bank Nederland NV (EUR) (D)	4.625	07/09/14	460,000	633,129
HeidelbergCement Finance BV (EUR) (D)	6.750	12/15/15	300,000	432,590
HeidelbergCement Finance BV (EUR) (D)	7.500	04/03/20	150,000	221,632
HeidelbergCement Finance BV (EUR) (D)	8.000	01/31/17	350,000	527,144
ING Bank NV (EUR) (D)	3.375	03/03/15	510,000	692,253
ING Bank NV (EUR) (D)	4.250	01/13/17	500,000	720,544
ING Bank NV (EUR) (D)	4.875	01/18/21	330,000	494,412
ING Bank NV (4.625% to 03/15/2014, then 3 month
EURIBOR + 1.440%) (EUR) (D)	4.625	03/15/19	520,000	652,745
InterXion Holding NV (EUR) (D)	9.500	02/12/17	50,000	71,936
KBC IFIMA NV (EUR) (D)	3.875	03/31/15	300,000	407,626
KBC IFIMA NV (EUR) (D)	4.500	09/17/14	550,000	749,905
KBC IFIMA NV (EUR) (D)	4.500	03/27/17	200,000	282,995
KPN NV (EUR) (D)	4.250	03/01/22	300,000	417,969
KPN NV (EUR) (D)	4.750	05/29/14	100,000	137,245
KPN NV (EUR) (D)	5.625	09/30/24	210,000	322,406
KPN NV (EUR) (D)	6.500	01/15/16	150,000	224,142
LeasePlan Corp. NV (EUR) (D)	4.125	01/13/15	400,000	545,251
Linde Finance BV (6.000% to 07/13/2013, then 3 month
EURIBOR + 3.375%) (EUR) (D)(Q)	6.000	07/13/13	300,000	399,556
Linde Finance BV (7.375% to 07/14/2016, then 3 month
EURIBOR + 4.125%) (EUR) (D)	7.375	07/14/66	340,000	515,608
LyondellBasell Industries NV	5.000	04/15/19	200,000	216,500
LyondellBasell Industries NV	5.750	04/15/24	600,000	694,500
NXP BV (S)	9.750	08/01/18	125,000	145,938
Rabobank Nederland NV (EUR) (D)	3.875	04/20/16	200,000	282,379
Rabobank Nederland NV (EUR) (D)	4.375	05/05/16	955,000	1,369,567
Rabobank Nederland NV (8.375% to 07/26/2016, then 5
Year U.S. Treasury Note Rate + 6.425%) (Q)	8.375	07/26/16	150,000	160,913
Rabobank Netherlands (EUR) (D)	3.500	10/17/18	850,000	1,205,056
RWE Finance BV (EUR) (D)	6.500	08/10/21	500,000	857,197
RWE Finance BV (EUR) (D)	6.625	01/31/19	300,000	494,549
Swiss Reinsurance Company (5.252% to 05/25/2016, then 6
month EURIBOR + 2.090%) (EUR) (D)(Q)	5.252	05/25/16	150,000	188,590
Telefonica Europe BV (EUR) (D)	5.875	02/14/33	120,000	160,585
TenneT Holding BV (6.655% to 06/01/2017, then 5 Year
EUR Swap Rate + 3.600%) (EUR) (D)(Q)	6.655	06/01/17	300,000	417,153
UPC Holding BV (EUR) (D)	8.375	08/15/20	350,000	494,708
Volkswagen International Finance NV (EUR) (D)	2.125	01/19/15	471,000	628,294
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	300,000	426,757

Norway 0.1%				744,764

DNB Bank ASA (EUR) (D)	4.375	02/24/21	410,000	612,143
Statkraft AS (EUR) (D)	6.625	04/02/19	80,000	132,621

6

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

South Africa 0.0%				$317,881

Edcon Pty, Ltd. (EUR) (D)(P)	3.502	06/15/14	100,000	120,542
Foodcorp Pty, Ltd. (EUR) (D)	8.750	03/01/18	100,000	134,800
Peermont Global Pty, Ltd. (EUR) (D)	7.750	04/30/14	50,000	62,539

Spain 0.6%				7,295,345

Amadeus Capital Markets SA (EUR) (D)	4.875	07/15/16	530,000	745,158
Banco Bilbao Vizcaya Argentaria SA (EUR) (D)	4.250	03/30/15	150,000	201,083
Banco Santander SA (EUR) (D)	4.375	03/16/15	200,000	269,164
BBVA Senior Finance SAU (EUR) (D)	3.250	04/23/15	550,000	703,936
BBVA Senior Finance SAU (EUR) (D)	4.375	09/21/15	300,000	393,187
BBVA Senior Finance SAU (EUR) (D)	4.875	01/23/14	100,000	132,212
Gas Natural Capital Markets SA (EUR) (D)	5.000	02/13/18	200,000	271,313
Gas Natural Capital Markets SA (EUR) (D)	5.625	02/09/17	400,000	563,130
Iberdrola Finanzas SAU (EUR) (D)	4.750	01/25/16	1,100,000	1,515,217
Iberdrola Finanzas SAU (EUR) (D)	5.625	05/09/18	200,000	285,617
Obrascon Huarte Lain SA (EUR) (D)	7.375	04/28/15	100,000	137,878
Santander International Debt SAU (EUR) (D)	4.500	05/18/15	200,000	265,572
Telefonica Emisiones SAU (EUR) (D)	3.661	09/18/17	550,000	717,030
Telefonica Emisiones SAU (EUR) (D)	4.750	02/07/17	300,000	408,926
Telefonica Emisiones SAU (EUR) (D)	4.967	02/03/16	500,000	685,922

Sweden 0.3%				4,274,207

Handelsbanken AB (EUR) (D)	4.375	10/20/21	250,000	377,537
Handelsbanken AB (EUR) (D)	4.875	03/25/14	70,000	96,143
Investor AB (EUR) (D)	3.250	09/17/18	500,000	698,022
Norcell Sweden Holding 2 AB (EUR) (D)	10.750	09/29/19	100,000	139,336
Nordea Bank AB (EUR) (D)	4.000	06/29/20	430,000	631,064
Nordea Bank AB (EUR) (D)	4.000	03/29/21	210,000	284,561
Nordea Bank AB (EUR) (D)(P)	4.625	02/15/22	200,000	275,635
Nordea Bank AB (6.250% to 09/10/2013, then 3 month
EURIBOR + 3.200%) (EUR) (D)	6.250	09/10/18	140,000	187,909
Sandvik AB (EUR) (D)	6.875	02/25/14	90,000	125,742
Swedbank AB (EUR) (D)	3.375	02/09/17	430,000	602,066
TeliaSonera AB (EUR) (D)	3.625	02/14/24	430,000	604,992
Vattenfall AB (EUR) (D)	6.750	01/31/19	150,000	251,200

United Kingdom 8.6%				111,268,712

Abbey National Treasury Services PLC (EUR) (D)	3.375	10/20/15	555,000	757,813
Anglo American Capital PLC (EUR) (D)	4.250	09/30/13	120,000	160,471
Aviva PLC (5.700% to 09/29/2015, then 3 month EURIBOR +
2.350%) (EUR) (D)(Q)	5.700	09/29/15	170,000	204,921
Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.420	03/25/13	18,000,000	18,006,498
Barclays Bank PLC (EUR) (D)	4.000	01/20/17	470,000	674,844
Barclays Bank PLC (EUR) (D)	5.250	05/27/14	100,000	138,362
Barclays Bank PLC (EUR) (D)	6.625	03/30/22	150,000	212,819
Barclays Bank PLC (4.500% to 03/04/2014, then 3 month
EURIBOR + 3.200%) (EUR) (D)	4.500	03/04/19	190,000	240,113
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	100,000	142,414
Brambles Finance PLC (EUR) (D)	4.625	04/20/18	230,000	341,788
British Telecommunications PLC (EUR) (D)	5.250	06/23/14	90,000	124,967
British Telecommunications PLC (EUR) (D)	6.500	07/07/15	555,000	821,635
Credit Agricole SA London (EUR) (D)	3.000	07/20/15	650,000	882,548
DNB Bank ASA	0.390	02/20/13	18,000,000	18,007,394
EC Finance PLC (EUR) (D)	9.750	08/01/17	100,000	139,822
Experian Finance PLC (EUR) (D)	4.750	02/04/20	300,000	456,772

7

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United Kingdom (continued)

FCE Bank PLC (EUR) (D)	4.750	01/19/15	430,000	$594,867
FCE Bank PLC (EUR) (D)	7.250	07/15/13	150,000	202,434
FCE Bank PLC (EUR) (D)	9.375	01/17/14	50,000	71,035
G4S International Finance PLC (EUR) (D)	2.875	05/02/17	421,000	566,755
Hammerson PLC (EUR) (D)	4.875	06/19/15	660,000	926,984
HSBC Bank PLC (EUR) (D)	3.875	10/24/18	200,000	292,743
Imperial Tobacco Finance PLC (EUR) (D)	7.250	09/15/14	300,000	433,371
Imperial Tobacco Finance PLC (EUR) (D)	8.375	02/17/16	445,000	703,404
ING Direct NV	0.890	10/17/13	18,000,000	18,017,473
Jaguar Land Rover PLC (GBP) (D)	8.125	05/15/18	175,000	306,058
Kerling PLC (EUR) (D)	10.625	02/01/17	100,000	120,218
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%) (EUR) (D)	4.000	06/08/25	380,000	475,298
Lloyds TSB Bank PLC (EUR) (D)	3.750	09/07/15	980,000	1,356,970
Lloyds TSB Bank PLC (EUR) (D)	6.375	06/17/16	310,000	471,613
Lloyds TSB Bank PLC (EUR) (D)	6.500	03/24/20	620,000	847,258
Matalan Finance PLC (GBP) (D)	9.625	03/31/17	125,000	187,094
Mondi Finance PLC (EUR) (D)	5.750	04/03/17	180,000	268,303
Motability Operations Group PLC (EUR) (D)	3.250	11/30/18	390,000	544,217
National Grid PLC (EUR) (D)	4.375	03/10/20	150,000	225,557
National Grid PLC (EUR) (D)	5.000	07/02/18	305,000	466,341
National Grid PLC (EUR) (D)	6.500	04/22/14	200,000	280,782
Nationwide Building Society	0.720	01/24/13	18,000,000	18,016,967
Nationwide Building Society (EUR) (D)	3.750	01/20/15	860,000	1,181,568
Nationwide Building Society (EUR) (D)	6.750	07/22/20	350,000	499,986
Phones4u Finance PLC (GBP) (D)	9.500	04/01/18	100,000	170,856
Rexam PLC (EUR) (D)	4.375	03/15/13	120,000	157,162
Rexam PLC (6.750% to 06/29/2017, then 3 month EURIBOR
+ 2.900%) (EUR) (D)	6.750	06/29/67	100,000	133,453
Royal Bank of Scotland PLC (EUR) (D)	4.875	07/15/15	965,000	1,368,245
Royal Bank of Scotland PLC (EUR) (D)	4.875	01/20/17	300,000	438,979
Royal Bank of Scotland PLC (EUR) (D)	6.000	05/10/13	520,000	686,049
SABMiller PLC (EUR) (D)	4.500	01/20/15	210,000	293,745
Skandinaviska Enskilda Banken AB	0.580	02/15/13	18,000,000	18,015,480
SSE PLC (5.025% to 10/01/2015, then 5 Year EUR Swap
Rate + 3.150%) (EUR) (D)(Q)	5.025	10/01/15	350,000	469,802
The Royal Bank of Scotland Group PLC (EUR) (D)	5.250	05/15/13	160,000	212,366
UBS AG (EUR) (D)	6.000	04/18/18	280,000	443,496
United Utilities Water PLC (EUR) (D)	4.250	01/24/20	220,000	323,021
Virgin Media Finance PLC (GBP) (D)	8.875	10/15/19	100,000	185,581

United States 9.7%				124,730,876

Accellent, Inc.	8.375	02/01/17	225,000	230,063
Accuride Corp.	9.500	08/01/18	425,000	419,156
Aleris International, Inc.	7.625	02/15/18	250,000	253,750
Alliance Data Systems Corp. (S)	6.375	04/01/20	80,000	84,900
Alliance One International, Inc.	10.000	07/15/16	835,000	862,138
Allison Transmission, Inc. (S)	7.125	05/15/19	37,000	39,359
AMC Entertainment, Inc.	8.750	06/01/19	203,000	224,315
AMC Entertainment, Inc.	9.750	12/01/20	1,060,000	1,189,850
American Axle & Manufacturing, Inc	7.750	11/15/19	289,000	312,481
American Axle & Manufacturing, Inc.	6.625	10/15/22	457,000	451,859
Amgen, Inc. (EUR) (D)	4.375	12/05/18	250,000	373,142
Apria Healthcare Group, Inc.	11.250	11/01/14	375,000	386,250
Ashland, Inc. (S)	4.750	08/15/22	870,000	887,400

8

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Atlas Pipeline Partners LP (S)	6.625	10/01/20	620,000	$641,700
Atlas Pipeline Partners LP	8.750	06/15/18	100,000	107,000
Atwood Oceanics, Inc.	6.500	02/01/20	373,000	400,975
Avis Budget Car Rental LLC	9.625	03/15/18	625,000	696,094
Bank of America Corp. (EUR) (D)	4.000	03/28/18	450,000	520,566
Bank of America Corp. (EUR) (D)	4.625	02/18/14	100,000	135,167
Bank of America Corp. (EUR) (D)	4.750	04/03/17	100,000	143,534
Bank of America Corp. (EUR) (D)	5.125	09/26/14	550,000	762,713
Bank of America Corp. (EUR) (D)	7.000	06/15/16	850,000	1,289,593
BE Aerospace, Inc.	5.250	04/01/22	660,000	688,050
Beazer Homes USA, Inc. (S)	6.625	04/15/18	360,000	385,200
Beazer Homes USA, Inc.	8.125	06/15/16	195,000	205,725
Beazer Homes USA, Inc.	9.125	06/15/18	770,000	807,538
Berry Plastics Corp.	8.250	11/15/15	125,000	130,625
BI-LO LLC / BI-LO Finance Corp. (S)	9.250	02/15/19	270,000	282,825
Biomet, Inc. (S)	6.500	08/01/20	240,000	247,800
BMW US Capital LLC (EUR) (D)	5.000	05/28/15	340,000	487,751
Boise Paper Holdings LLC	8.000	04/01/20	1,630,000	1,784,850
Boyd Gaming Corp. (S)	9.000	07/01/20	970,000	972,425
Cablevision Systems Corp.	8.625	09/15/17	1,650,000	1,926,375
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	370,000	400,525
Caesars Operating Escrow LLC (S)	9.000	02/15/20	1,790,000	1,781,050
Calpine Corp. (S)	7.875	07/31/20	1,130,000	1,237,350
Casella Waste Systems, Inc.	7.750	02/15/19	1,145,000	1,122,100
Casella Waste Systems, Inc. (S)	7.750	02/15/19	500,000	490,000
CCO Holdings LLC	7.375	06/01/20	1,300,000	1,456,000
CCO Holdings LLC	7.875	04/30/18	525,000	567,000
CDRT Holding Corp., PIK (S)	9.250	10/01/17	250,000	240,000
CDW LLC	8.500	04/01/19	1,225,000	1,307,688
CF Industries, Inc.	7.125	05/01/20	130,000	164,651
Chaparral Energy, Inc.	8.250	09/01/21	825,000	901,313
Chesapeake Energy Corp.	6.875	11/15/20	90,000	95,400
Chesapeake Energy Corp.	7.250	12/15/18	740,000	788,100
Chesapeake Oilfield Operating LLC (S)	6.625	11/15/19	125,000	119,063
Chrysler Group LLC	8.250	06/15/21	1,000,000	1,068,750
Citigroup, Inc (EUR) (D)(P)	3.625	11/30/17	200,000	241,084
Citigroup, Inc. (EUR) (D)	4.000	11/26/15	730,000	1,016,340
Citigroup, Inc. (EUR) (D)	5.000	08/02/19	120,000	177,724
Citigroup, Inc. (EUR) (D)	6.400	03/27/13	120,000	158,904
Citigroup, Inc. (EUR) (D)	7.375	09/04/19	850,000	1,414,441
Citigroup, Inc. (4.750% to 02/10/2014, then 3 month
EURIBOR + 1.400%) (EUR) (D)	4.750	02/10/19	520,000	635,243
CityCenter Holdings LLC, PIK	10.750	01/15/17	989,788	1,046,701
Clear Channel Communications, Inc.	9.000	03/01/21	950,000	828,875
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20	10,000	9,425
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20	720,000	685,800
Community Health Systems, Inc.	8.000	11/15/19	600,000	647,250
Concho Resources, Inc.	5.500	10/01/22	40,000	41,900
Concho Resources, Inc.	6.500	01/15/22	500,000	548,750
Concho Resources, Inc.	7.000	01/15/21	250,000	277,500
Continental Resources, Inc.	5.000	09/15/22	572,000	602,030
Cricket Communications, Inc.	7.750	10/15/20	950,000	979,688
Crown Americas LLC	6.250	02/01/21	100,000	110,375
D.R. Horton, Inc.	6.500	04/15/16	65,000	72,638
DaVita, Inc.	5.750	08/15/22	290,000	303,050

9

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Del Monte Corp.	7.625	02/15/19	1,170,000	$1,202,175
DineEquity, Inc.	9.500	10/30/18	210,000	236,513
DISH DBS Corp.	5.875	07/15/22	1,425,000	1,496,250
DISH DBS Corp.	6.750	06/01/21	575,000	640,406
DJO Finance LLC	7.750	04/15/18	850,000	786,250
DJO Finance LLC (S)	9.875	04/15/18	400,000	392,000
Dr Horton, Inc	4.375	09/15/22	660,000	661,650
El Paso Corp.	7.000	06/15/17	1,170,000	1,336,286
El Paso Corp.	7.750	01/15/32	50,000	59,555
El Paso Pipeline Partners Operating Company LLC	6.500	04/01/20	62,000	75,860
Endo Health Solutions, Inc.	7.250	01/15/22	200,000	216,000
Endo Pharmaceuticals Holdings, Inc.	7.000	12/15/20	725,000	779,375
Energy Future Intermediate Holding Company LLC	10.000	12/01/20	1,450,000	1,584,125
Energy XXI Gulf Coast, Inc.	7.750	06/15/19	1,050,000	1,139,250
EP Energy LLC (S)	7.750	09/01/22	55,000	56,925
EP Energy LLC (S)	9.375	05/01/20	995,000	1,099,475
First Data Corp. (S)	8.250	01/15/21	575,000	575,000
First Data Corp.	10.550	09/24/15	100,000	102,500
First Data Corp., PIK (S)	8.750	01/15/22	970,000	979,700
Ford Motor Company	7.450	07/16/31	146,000	184,690
Ford Motor Company	8.900	01/15/32	60,000	79,575
Freescale Semiconductor, Inc.	10.750	08/01/20	1,080,000	1,134,000
Frontier Communications Corp.	8.125	10/01/18	1,075,000	1,217,438
Frontier Communications Corp.	8.250	04/15/17	975,000	1,123,688
GE Capital Trust IV (4.625% to 09/15/2016, then month
EURIBOR +1.600%) (EUR) (D)(S)	4.625	09/15/66	305,000	378,056
GenOn Americas Generation LLC	8.500	10/01/21	125,000	136,250
GenOn Energy, Inc.	9.500	10/15/18	820,000	934,800
Goodrich Petroleum Corp.	8.875	03/15/19	575,000	575,000
GWR Operating Partnership LLP	10.875	04/01/17	100,000	114,000
H&E Equipment Services, Inc. (S)	7.000	09/01/22	645,000	670,800
Halcon Resources Corp. (S)	8.875	05/15/21	145,000	146,994
Halcon Resources Corp. (S)	9.750	07/15/20	645,000	680,475
HCA, Inc.	5.875	05/01/23	750,000	757,500
HCA, Inc.	7.250	09/15/20	905,000	1,001,156
HCA, Inc.	7.500	11/15/95	725,000	619,875
HDTFS, Inc. (S)	5.875	10/15/20	665,000	671,650
Health Management Associates, Inc.	7.375	01/15/20	430,000	463,325
Healthsouth Corp.	5.750	11/01/24	200,000	202,000
Hexion US Finance Corp.	6.625	04/15/20	760,000	758,100
Hexion US Finance Corp.	8.875	02/01/18	725,000	732,250
Hiland Partners LP (S)	7.250	10/01/20	710,000	738,400
HSBC Finance Corp. (EUR) (D)	3.750	11/04/15	300,000	413,304
HSTFS, Inc. (S)	6.250	10/15/22	60,000	60,825
IASIS Healthcare LLC	8.375	05/15/19	1,025,000	943,000
Infor US, Inc.	9.375	04/01/19	350,000	386,750
Infor US, Inc.	11.500	07/15/18	733,000	848,448
Innovation Ventures LLC (S)	9.500	08/15/19	570,000	545,063
Jabil Circuit, Inc.	4.700	09/15/22	845,000	845,000
Jarden Corp.	6.125	11/15/22	175,000	188,125
Jarden Corp.	7.500	05/01/17	1,000,000	1,142,500
JPMorgan Chase & Company (EUR) (D)	3.750	06/15/16	400,000	564,124
JPMorgan Chase & Company (EUR) (D)	6.125	04/01/14	150,000	208,728
JPMorgan Chase & Company (4.375% to 11/12/2014, then 3
month EURIBOR + 1.500%) (EUR) (D)	4.375	11/12/19	200,000	257,415

10

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Kinetic Concepts, Inc. (S)	10.500	11/01/18	548,000	$583,620
Laredo Petroleum, Inc.	7.375	05/01/22	215,000	234,350
Laredo Petroleum, Inc.	9.500	02/15/19	450,000	510,750
Laureate Education, Inc. (S)	9.250	09/01/19	1,810,000	1,782,850
Level 3 Communications, Inc. (S)	8.875	06/01/19	200,000	210,000
Level 3 Financing, Inc.	8.125	07/01/19	250,000	266,875
Level 3 Financing, Inc.	8.625	07/15/20	1,095,000	1,193,550
Libbey Glass, Inc. (S)	6.875	05/15/20	445,000	473,925
Limited Brands, Inc.	5.625	02/15/22	1,020,000	1,100,325
Limited Brands, Inc.	6.625	04/01/21	100,000	114,375
Linn Energy LLC (S)	6.250	11/01/19	280,000	280,000
Linn Energy LLC	6.500	05/15/19	493,000	496,698
Linn Energy LLC	8.625	04/15/20	7,000	7,656
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	575,000	599,438
Marina District Finance Company, Inc.	9.500	10/15/15	1,060,000	1,071,925
Merrill Lynch & Company, Inc. (EUR) (D)	4.625	10/02/13	80,000	106,918
Merrill Lynch & Company, Inc. (EUR) (D)	4.875	05/30/14	150,000	204,889
MetroPCS Wireless, Inc.	6.625	11/15/20	700,000	752,500
MGM Resorts International	7.500	06/01/16	900,000	954,000
MGM Resorts International	7.625	01/15/17	875,000	920,938
Michael Foods, Inc.	9.750	07/15/18	500,000	556,250
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	568,000	602,080
Morgan Stanley (EUR) (D)	4.500	02/23/16	1,200,000	1,651,284
Morgan Stanley (EUR) (D)	5.375	08/10/20	100,000	142,047
Morgan Stanley (EUR) (D)	5.500	10/02/17	150,000	217,768
Newfield Exploration Company	5.625	07/01/24	825,000	880,688
Novelis, Inc.	8.750	12/15/20	780,000	859,950
NPC International, Inc.	10.500	01/15/20	730,000	838,588
NRG Energy, Inc. (S)	6.625	03/15/23	1,010,000	1,040,300
NRG Energy, Inc.	8.250	09/01/20	1,110,000	1,223,775
Old Aii, Inc. (S)	7.875	11/01/20	1,060,000	1,054,700
Peabody Energy Corp.	6.250	11/15/21	900,000	929,250
Pemex Project Funding Master Trust (EUR) (D)	6.375	08/05/16	473,000	708,351
Pfizer, Inc. (EUR) (D)	5.750	06/03/21	450,000	752,765
Pinnacle Entertainment, Inc.	8.750	05/15/20	365,000	398,763
Pioneer Natural Resources Company	7.500	01/15/20	80,000	102,431
Plains Exploration & Production Company	6.875	02/15/23	60,000	59,925
Plains Exploration & Production Company	7.625	04/01/20	875,000	923,125
Production Resource Group, Inc.	8.875	05/01/19	490,000	347,900
Quicksilver Resources, Inc.	8.250	08/01/15	200,000	194,500
Quicksilver Resources, Inc.	9.125	08/15/19	25,000	24,375
Regions Bank	7.500	05/15/18	750,000	903,345
Reynolds Group Issuer, Inc. (EUR) (D)	7.750	10/15/16	100,000	134,800
Reynolds Group Issuer, Inc.	7.875	08/15/19	905,000	981,925
Reynolds Group Issuer, Inc.	8.500	05/15/18	180,000	179,100
Rite Aid Corp.	7.500	03/01/17	710,000	729,525
Rite Aid Corp.	9.250	03/15/20	1,365,000	1,395,713
Roche Holdings, Inc. (EUR) (D)	6.500	03/04/21	550,000	967,944
SandRidge Energy, Inc.	8.750	01/15/20	1,264,000	1,365,120
Sealed Air Corp. (S)	8.375	09/15/21	100,000	110,000
Service Corp. International	7.000	05/15/19	600,000	657,000
Service Corp. International	8.000	11/15/21	450,000	552,375
ServiceMaster Company (S)	7.000	08/15/20	330,000	333,300
Sky Growth Acquisition Corp. (S)	7.375	10/15/20	550,000	547,250
Sprint Capital Corp.	6.875	11/15/28	1,925,000	1,968,313

11

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Sprint Nextel Corp.	7.000	08/15/20	400,000	$439,000
Sprint Nextel Corp.	9.125	03/01/17	45,000	52,875
Summit Materials LLC (S)	10.500	01/31/20	480,000	514,800
SunGard Data Systems, Inc.	7.625	11/15/20	850,000	923,313
SUPERVALU, Inc.	7.500	11/15/14	300,000	289,125
SUPERVALU, Inc.	8.000	05/01/16	420,000	400,050
Tekni-Plex, Inc. (S)	9.750	06/01/19	350,000	374,500
Tenet Healthcare Corp.	10.000	05/01/18	150,000	171,000
Toll Brothers Finance Corp.	5.875	02/15/22	582,000	657,383
TransUnion Holding Company, Inc.	9.625	06/15/18	389,000	411,368
TransUnion Holding Company, Inc., PIK (S)	8.125	06/15/18	170,000	170,850
Triumph Group, Inc.	8.625	07/15/18	105,000	117,863
Tronox Finance LLC (S)	6.375	08/15/20	505,000	503,738
UAL 2007-1 Pass Through Trust	6.636	07/02/22	1,311,488	1,403,292
United Rentals North America, Inc.	8.375	09/15/20	680,000	744,600
Univision Communications, Inc. (S)	7.875	11/01/20	1,050,000	1,113,000
UR Merger Sub Corp. (S)	5.750	07/15/18	280,000	301,000
UR Merger Sub Corp. (S)	7.625	04/15/22	260,000	284,700
US Airways 2011-1 Class A Pass Through Trust	7.125	10/22/23	485,896	539,345
Valeant Pharmaceuticals International, Inc. (S)	6.750	10/01/17	350,000	375,375
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/21	470,000	499,375
Vector Group, Ltd.	11.000	08/15/15	100,000	104,125
Verso Paper Holdings LLC (S)	11.750	01/15/19	400,000	420,000
Visant Corp.	10.000	10/01/17	550,000	531,438
Wachovia Corp. (EUR) (D)	4.375	11/27/18	500,000	706,268
Wal-Mart Stores, Inc. (EUR) (D)	4.875	09/21/29	100,000	164,634
Wells Fargo & Company (EUR) (D)	4.125	11/03/16	50,000	72,495
Wells Fargo & Company (EUR) (D)	4.125	11/03/16	250,000	362,356
Westvaco Corp.	8.200	01/15/30	91,000	122,755
Windstream Corp.	7.750	10/01/21	1,675,000	1,811,094
Zurich Finance USA, Inc. (EUR) (D)	4.500	09/17/14	50,000	69,186
Zurich Finance USA, Inc. (EUR) (D)	4.500	09/17/14	200,000	276,742
Zurich Finance USA, Inc. (5.750% to 10/02/2013, then 3
month EURIBOR + 2.670%) (EUR) (D)	5.750	10/02/23	445,000	592,648

U.S. Government & Agency Obligations 16.7%				$215,080,500

(Cost $211,848,914)

United States 16.7%				215,080,500

Treasury Inflation Protected Securities
Inflation Indexed Bond	1.750	01/15/28	9,086,103	11,877,244
Inflation Indexed Bond	2.000	01/15/26	9,647,403	12,772,254
Inflation Indexed Bond	2.125	02/15/40	9,174,525	13,601,234
Inflation Indexed Bond	2.125	02/15/41	2,585,349	3,864,492
Inflation Indexed Bond	2.375	01/15/25	5,487,867	7,488,365
Inflation Indexed Bond	2.375	01/15/27	1,545,370	2,151,686
Inflation Indexed Bond	3.375	04/15/32	773,417	1,290,942
Inflation Indexed Bond	3.875	04/15/29	14,301,436	23,958,252
Inflation Indexed Note	0.125	04/15/16	6,489,713	6,838,535
Inflation Indexed Note	0.125	01/15/22	5,291,988	5,779,846
Inflation Indexed Note	0.500	04/15/15	13,126,445	13,707,907
Inflation Indexed Note	0.625	07/15/21	817,584	934,345
Inflation Indexed Note	1.125	01/15/21	6,277,748	7,415,589
Inflation Indexed Note	1.250	07/15/20	24,237,219	28,868,806

12

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

United States (continued)

Inflation Indexed Note	1.375	07/15/18	29,612,600	$34,538,004
Inflation Indexed Note	1.625	01/15/15	2,398,124	2,552,691
Inflation Indexed Note	1.875	07/15/13	431,417	441,293
Inflation Indexed Note	1.875	07/15/15	1,971,693	2,154,075
Inflation Indexed Note	2.000	01/15/14	498,636	517,140
Inflation Indexed Note	2.000	07/15/14	7,515,116	7,959,567
Inflation Indexed Note	2.375	01/15/17	15,766,653	18,375,545
Inflation Indexed Note	2.625	07/15/17	6,657,106	7,992,688

Foreign Government Obligations 5.9%				$76,086,840

(Cost $74,275,565)

Australia 0.1%				1,656,511

Commonwealth of Australia
Bond (AUD) (D)	2.500	09/20/30	1,080,000	1,507,938
Bond (AUD) (D)	3.000	09/20/25	102,000	148,573

Germany 0.9%				11,494,909

Federal Republic of Germany
Bond (EUR) (D)	0.750	02/24/17	350,000	461,251
Bond (EUR) (D)	1.500	09/04/22	3,900,000	5,064,435
Bond (EUR) (D)	1.750	07/04/22	3,050,000	4,062,524
Bond (EUR) (D)	2.000	01/04/22	500,000	683,803
Bond (EUR) (D)	2.500	01/04/21	855,000	1,222,896

Mexico 4.8%				61,371,757

Government of Mexico
Bond (MXN) (D)	6.500	06/10/21	187,400,000	15,260,548
Bond (MXN) (D)	7.500	06/03/27	176,312,200	15,408,291
Bond (MXN) (D)	8.500	05/31/29	162,360,000	15,384,906
Bond (MXN) (D)	10.000	12/05/24	145,200,000	15,318,012

United Kingdom 0.1%				1,563,663

Government of United Kingdom
Bond (GBP) (D)	1.875	11/22/22	133,502	272,941
Government of United Kingdom
Gilt Inflation Linked Bond (GBP) (D)	0.625	03/22/40	729,398	1,290,722
			Shares	Value

Common Stocks 19.9%				$256,871,096

(Cost $240,828,409)

Australia 0.7%				9,024,225

Brambles, Ltd.			443,573	3,336,812
Oil Search, Ltd.			387,648	2,984,131
Santos, Ltd.			226,866	2,703,282

Austria 0.2%				2,499,653

Oesterreichische Post AG			64,889	2,499,653

Belgium 0.2%				2,808,846

Umicore SA			54,669	2,808,846

13

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

	Shares	Value
Bermuda 0.2%		$2,409,180

Lazard, Ltd., Class A	81,778	2,409,180

Canada 0.3%		3,794,757

Cenovus Energy, Inc.	39,150	1,380,981
Suncor Energy, Inc.	71,920	2,413,776

China 0.4%		5,309,916

51job, Inc., ADR (I)	37,593	1,767,999
Baidu, Inc., ADR (I)	23,284	2,482,540
Minth Group, Ltd.	1,042,000	1,059,377

Denmark 0.3%		4,179,757

Novo Nordisk A/S	26,031	4,179,757

Finland 0.3%		3,209,819

Wartsila OYJ	79,209	3,209,819

France 0.7%		8,734,207

Ingenico SA	32,305	1,710,238
L'Oreal SA	17,123	2,185,409
Renault SA	28,616	1,287,742
Sanofi	40,311	3,550,818

Germany 0.3%		3,270,815

Kabel Deutschland Holding AG	45,346	3,270,815

Great Britain 0.1%		1,205,467

Lancashire Holdings, Ltd.	86,430	1,205,467

Hong Kong 0.4%		5,594,773

BOC Hong Kong Holdings, Ltd.	982,000	3,017,664
China Mengniu Dairy Company, Ltd.	375,000	1,136,819
China Metal Recycling Holdings, Ltd.	1,445,400	1,440,290

India 0.0%		424,943

Tata Motors, Ltd., ADR	17,596	424,943

Indonesia 0.1%		1,365,330

Lippo Karawaci Tbk PT	14,101,000	1,365,330

Ireland 0.1%		1,670,826

Shire PLC	59,412	1,670,826

Italy 0.1%		1,205,878

Snam SpA	272,505	1,205,878

Japan 0.6%		7,408,417

Japan Tobacco, Inc.	49,500	1,367,303
Mitsui Fudosan Company, Ltd.	72,000	1,464,316
Seven & I Holdings Company, Ltd.	85,500	2,636,077
Yokogawa Electric Corp.	170,500	1,940,721

Malaysia 0.2%		1,959,913

UEM Land Holdings BHD (I)	2,827,400	1,959,913

Netherlands 0.5%		6,262,310

Gemalto NV	40,867	3,690,674
LyondellBasell Industries NV, Class A	48,167	2,571,636

14

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Norway 0.3%		$3,561,495

DNB ASA	284,300	3,561,495

Portugal 0.2%		2,795,606

Galp Energia SGPS SA	174,378	2,795,606

Russia 2.9%		37,454,566

Gazprom OAO, ADR	1,059,505	9,683,876
LUKOIL OAO, ADR	117,758	7,089,032
Magnit OJSC, GDR	81,576	2,895,948
MMC Norilsk Nickel OJSC, ADR	138,058	2,117,810
NovaTek OAO, GDR	15,000	1,627,797
NovaTek OAO, GDR	6,417	734,638
Rosneft OAO, GDR	623,068	4,610,703
Sberbank of Russia, ADR	487,857	5,683,534
Uralkali OSJC, GDR	42,896	1,680,665
VTB Bank OJSC, GDR	386,118	1,330,563

South Korea 0.2%		3,124,634

KT Corp., ADR	109,758	1,860,398
Samsung Electronics Company, Ltd.	1,051	1,264,236

Spain 0.2%		2,243,615

Banco Bilbao Vizcaya Argentaria SA	7,958	66,404
Banco de Sabadell SA (I)	31,000	75,622
Banco Popular Espanol SA	20,000	31,313
Grifols SA (I)	59,640	2,070,276

Sweden 0.5%		7,012,774

Elekta AB, Series B	183,443	2,613,587
Lundin Petroleum AB (I)	104,519	2,502,389
Swedbank AB, Class A	102,283	1,896,798

Switzerland 0.3%		4,220,483

ACE, Ltd.	18,049	1,419,554
Syngenta AG	7,156	2,800,929

United Kingdom 1.6%		20,887,522

Antofagasta PLC	73,806	1,502,617
ARM Holdings PLC	263,771	2,840,015
Aveva Group PLC	42,638	1,369,300
Burberry Group PLC	106,187	2,006,466
Croda International PLC	30,318	1,077,846
D.S. Smith PLC	339,708	1,171,904
Inmarsat PLC	257,010	2,355,036
Lloyds Banking Group PLC (I)	5,859,703	3,852,496
Petrofac, Ltd.	89,324	2,317,914
Standard Chartered PLC	51,908	1,231,351
Telecity Group PLC	79,894	1,162,577

United States 8.0%		103,231,369

Acuity Brands, Inc.	35,596	2,303,061
Altria Group, Inc.	105,251	3,346,982
Amgen, Inc.	19,834	1,715,443
Apple, Inc.	8,531	5,076,798
Arthur J. Gallagher & Company	63,443	2,248,420
Baxter International, Inc.	41,120	2,575,346
Beam, Inc.	34,781	1,932,432
BorgWarner, Inc. (I)	40,274	2,650,835

15

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

	Shares	Value

United States (continued)

Calpine Corp. (I)	170,409	$2,999,198
Citigroup, Inc.	127,659	4,773,170
Dr. Pepper Snapple Group, Inc.	48,829	2,092,323
eBay, Inc. (I)	59,334	2,865,239
Express Scripts Holding Company (I)	59,544	3,664,338
Facebook, Inc., Class A (I)	5,396	113,937
Ford Motor Company	143,434	1,600,723
Freeport-McMoRan Copper & Gold, Inc.	38,753	1,506,717
Google, Inc., Class A (I)	5,413	3,679,595
Hanesbrands, Inc. (I)	67,799	2,269,233
J.B. Hunt Transport Services, Inc.	30,502	1,790,467
JPMorgan Chase & Company	113,196	4,718,009
Kansas City Southern	22,739	1,829,580
Kraft Foods Group, Inc. (I)	50,201	2,283,141
Micron Technology, Inc. (I)	333,358	1,808,467
Mondelez International, Inc., Class A	57,270	1,519,946
National Oilwell Varco, Inc.	32,599	2,402,546
Occidental Petroleum Corp.	18,167	1,434,466
ON Semiconductor Corp. (I)	324,008	1,992,649
Pall Corp.	47,150	2,968,564
Penn National Gaming, Inc. (I)	28,062	1,134,547
Philip Morris International, Inc.	34,675	3,070,818
Polycom, Inc. (I)	155,165	1,554,753
Precision Castparts Corp.	14,521	2,513,149
priceline.com, Inc. (I)	2,037	1,168,769
Sprint Nextel Corp. (I)	239,749	1,328,209
Starbucks Corp.	36,355	1,668,695
Stryker Corp.	56,944	2,995,254
The Charles Schwab Corp.	140,300	1,905,274
The Estee Lauder Companies, Inc., Class A	38,922	2,398,374
The Home Depot, Inc.	58,306	3,578,822
The Walt Disney Company	73,114	3,587,704
Time Warner Cable, Inc.	24,459	2,424,131
Titanium Metals Corp.	33,800	395,798
TransDigm Group, Inc.	16,534	2,202,494
Virgin Media, Inc.	34,910	1,142,953

	Shares	Value

Preferred Securities 0.3%		$3,520,823

(Cost $3,056,167)

Germany 0.3%		3,520,823

Henkel AG & Company KgaA, 0.0800%	44,090	3,520,823

	Shares	Value

Options Purchased 2.0%		$25,680,861

(Cost $33,481,276)

Call Options 1.7%		21,877,450

Exchange Traded on CBOE SPX Volatility Index (Expiration Date: 1-16-13; Strike
Price $21.00) (I)	505,000	1,388,750
Exchange Traded on CBOE SPX Volatility Index (Expiration Date: 12-19-12; Strike
Price: $24.00) (I)	432,500	562,250

16

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

	Shares	Value

Call Options (continued)

Exchange Traded on S&P 500 Index (Expiration Date: 3-16-13; Strike Price $600.00)
(I)	60,000	$870,000
Exchange Traded on S&P 500 Index (Expiration Date: 3-16-13; Strike Price: $1,450)
(I)	90,000	2,853,000
Over the Counter on 2 Year Interest Rate Swap (Expiration Date: 7-23-14; Strike
Price: EUR 1.50; Counterparty: Royal Bank of Scotland) (I)	30,000,000	561,010
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 1-19-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	2,800,000	173,263
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 12-19-14; Strike
Price : EUR 2.60; Counterparty: Morgan Stanley & Company) (I)	33,100,000	2,082,185
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 6-22-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	50,000,000	2,824,212
Over the Counter on 3 Year Interest Rate Swap (Expiration Date: 6-29-15; Strike
Price: EUR 2.60; Counterparty: Royal Bank of Scotland) (I)	37,500,000	2,109,614
Over the Counter on FTSE 100 Index (Expiration Date: 6-21-13; Strike Price GBP
6,200; Counterparty: Royal Bank of Scotland) (I)	12,000	1,471,739
Over the Counter on KOSPI 200 Index (Expiration Date: 12-12-13; Strike Price: KRW
249.32; Counterparty: UBS Securities LLC) (I)	92,748,752	1,857,581
Over the Counter on KOSPI 200 Index (Expiration Date: 6-12-14; Strike Price: KRW
242.36; Counterparty: UBS Securities LLC) (I)	39,820,635	1,087,968
Over the Counter on KOSPI 200 Index (Expiration Date: 6-12-14; Strike Price: KRW
252.24; Counterparty: Banque Nationale de Paris) (I)	50,361,542	1,137,858
Over the Counter on KOSPI 200 Index (Expiration Date:6-12-14; Strike Price: KRW
266.78; Counterparty: Banque Nationale de Paris) (I)	87,804,300	1,476,073
Over the Counter on KOSPI 200 Index (Expiration Date:6-12-14; Strike Price: KRW
267.94; Counterparty: UBS Securities LLC) (I)	36,889,594	605,419
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-13; Strike Price: $6.45;
Counterparty: UBS Securities LLC) (I)	5,368,098	21,998
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-2013; Strike Price:
$6.45: Counterparty: UBS Securities LLC) (I)	6,134,969	25,141
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-2013; Strike Price:
$6.45: Counterparty: UBS Securities LLC) (I)	7,668,712	31,426
Over the Counter on the USD vs. JPY (Expiration Date: 12-18-14; Strike Price: $83.00;
Counterparty: Goldman Sachs & Company) (I)	18,750,000	737,963

Put Options 0.3%		3,803,411

Exchange Traded on CBOE SPX Volatility Index (Expiration Date: 11-21-12; Strike
Price: $18.00) (I)	432,500	540,625
Exchange Traded on CBOE SPX Volatility Index (Expiration Date: 12-19-12; Strike
Price: $16.00) (I)	505,000	303,000
Over the Counter on Apple CBOE Flex Options (Expiration Date: 1-19-13; Strike Price:
$555; Counterparty: Royal Bank of Scotland) (I)	9,800	176,155
Over the Counter on Apple CBOE Flex Options (Expiration Date: 1-19-13; Strike Price:
$560; Counterparty: Royal Bank of Scotland) (I)	2,000	39,200
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
15,982.72; Counterparty: Goldman Sachs & Company) (I)	2,400	126,878
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
15,995.83; Counterparty: UBS Securities LLC) (I)	2,000	106,131
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,003.08; Counterparty: UBS Securities LLC) (I)	3,650	194,093
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,140.43; Counterparty: UBS Securities LLC) (I)	2,000	110,647
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,199.60; Counterparty: UBS Securities LLC) (I)	2,500	140,694
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,304.39; Counterparty: UBS Securities LLC) (I)	3,500	203,043

17

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

			Shares	Value

Put Options (continued)

Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,531.99; Counterparty: Royal Bank of Scotland) (I)			5,000	$309,926
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,858.17; Counterparty: UBS Securities LLC) (I)			7,430	506,758
Over the Counter on Hang Seng Index (Expiration Date: 12-30-13; Strike Price: HKD
16,907.08; Counterparty: UBS Securities LLC) (I)			9,200	636,579
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-2013; Strike Price:
$6.45: Counterparty: UBS Securities LLC) (I)			6,134,969	131,098
Over the Counter on the USD vs. CNY (Expiration Date: 8-28-2013; Strike Price:
$6.45: Counterparty: UBS Securities LLC) (I)			7,668,712	163,873
Over the Counter USD vs. CNY (Expiration Date: 8/28/13; Strike Price $6.45;
Counterparty: UBS Securities LLC) (I)			5,368,098	114,711

		Maturity	Par value
	Rate (%)	date		Value

Short-Term Investments 24.5%				$315,045,578

(Cost $315,045,561)

Time Deposits 18.3%				236,060,308

Bank of Montreal	0.070	11/02/12	17,002,333	17,002,333
Bank of Nova Scotia	0.070	11/02/12	22,002,268	22,002,268
Barclays Bank PLC	0.100	11/02/12	28,001,397	28,001,397
BNP Paribas	0.120	11/02/12	28,010,702	28,010,702
Calyon Paris	0.170	11/02/12	28,008,700	28,008,700
Commonwealth of Australia	0.050	11/02/12	1,000,231	1,000,231
DZ Bank AG	0.120	11/02/12	28,010,567	28,010,567
Hong Kong Conversion Agency	0.120	11/02/12	28,000,653	28,000,653
Rabobank USA Financial Corp.	0.100	11/02/12	28,009,823	28,009,823
Societe Generale SA	0.150	11/02/12	28,013,634	28,013,634

U.S. Government 5.5%				69,985,270

U.S. Treasury Bill	0.005	11/08/12	10,000,000	9,999,890
U.S. Treasury Bill	0.035	11/23/12	10,000,000	9,999,480
U.S. Treasury Bill	0.065	12/06/12	10,000,000	9,999,050
U.S. Treasury Bill	0.065	12/13/12	10,000,000	9,998,920
U.S. Treasury Bill	0.080	12/20/12	10,000,000	9,998,610
U.S. Treasury Bill	0.120	03/21/13	20,000,000	19,989,320

			Par value	Value

Repurchase Agreement 0.7%				9,000,000

Repurchase Agreement with State Street Corp. dated 10/31/2012 at
0.010% to be repurchased at $9,000,003 on 11/01/2012,
collateralized by $8,935,000 U.S. Treasury Notes 0.010% due
03/31/2019 (valued at $9,180,713, including interest)			9,000,000	9,000,000

Total investments (Cost $1,248,786,112)† 98.9%				$1,273,697,691

Other assets and liabilities, net 1.1%				$14,476,238

Total net assets 100.0%			$1,288,173,929

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

ADR American Depositary Receipts

18

Global Absolute Return Strategies Fund
As of 10-31-12 (Unaudited)

EURIBOR Euro Interbank Offered Rate

GDR Global Depositary Receipt

PIK Paid In Kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,251,365,614. Net unrealized appreciation aggregated $22,332,077, of which $35,534,388 related to appreciated investment securities and $13,202,311 related to depreciated investment securities.

Currency Abbreviations used in the Portfolio of Investments and Notes to Financial Statements
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
KRW	Korean Won
USD	United States Dollar

The Fund had the following sector composition as a percentage of net assets on 10-31-12
Financials	17.4%
U.S. Government	16.7%
Foreign Government Obligations	5.9%
Consumer Discretionary	5.8%
Energy	5.2%
Industrials	4.0%
Consumer Staples	3.4%
Materials	3.3%
Information Technology	3.2%
Health Care	2.8%
Telecommunication Services	2.4%
Utilities	2.2%
Purchased Option	2.0%
Short-Term Investments & Other	25.6%

19

Notes to Portfolio of investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2012, by major security category or type:

	Total Market Value	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	at 10-31-2012	Price	Observable Inputs	Unobservable Inputs

Corporate Bonds	$381,411,993	-	$325,377,604	$56,034,389
U.S. Government & Agency Obligations	215,080,500	-	215,080,500	-
Foreign Government Obligations	76,086,840	-	76,086,840	-

20

Common Stocks	256,871,096	$142,418,818	114,452,278	-
Preferred Securities	3,520,823	-	3,520,823	-
Options Purchased	25,680,861	2,853,000	22,827,861	-
Commercial Paper	28,008,700	-	28,008,700	-
Short-Term Investments	315,045,578	-	315,045,578	-

Total investments in Securities	$1,273,697,691	$145,271,818	$1,072,391,484	$56,034,389
Other Financial Instruments:
Futures	$2,147,957	$2,345,029	($197,072)	-
Forward Foreign Currency Contracts	($4,614,964)	-	($4,614,964)	-
Written Options	($26,599,285)	($3,244,500)	($23,354,785)	-
Swaps	($8,067,384)	-	($8,067,384)	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Corporate Bonds

Balance as of 7-31-12	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	$34,389
Purchases	56,000,000
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 10-31-12	$56,034,389
Change in unrealized at period end*	$34,389

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation	Unobservable
	10-31-12	Technique	Inputs	Input/Range

Corporate Bonds	$56,034,389	Market Approach	Offered quotes	$100.04 - $100.10
				(weighted average $100.06)

Increases/decreases in offered quotes may result in increases/decreases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an

21

inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended October 31, 2012, the Fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and/or substitute for securities purchased (or to be purchased) and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at October 31, 2012.

				Aggregate	Unrealized
	Number of		Expiration	Settlement	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Dow Jones Euro STOXX 50 Index Futures	230	Long	Dec 2012	$7,455,840	($245,139)
German Euro BUND Futures	339	Long	Dec 2012	62,253,434	340,811
Hang Seng Index Futures	84	Long	Nov 2012	11,745,834	(15,654)
NASDAQ 100 E-Mini Index Futures	1,906	Long	Dec 2012	100,655,860	(6,966,326)
OMX 30 Index Futures	55	Long	Nov 2012	871,489	(10,407)
Swiss Market Index Futures	15	Long	Dec 2012	1,062,225	6,123
U.S. Treasury 10-Year Note Futures	1,970	Long	Dec 2012	262,071,562	1,642,232
Ultra Long U.S. Treasury Bond Futures	196	Long	Dec 2012	32,358,375	(522,022)
ASX SPI 200 Index Futures	57	Short	Dec 2012	(6,662,411)	(142,301)
Dow Jones Euro STOXX Banks Futures	3,604	Short	Dec 2012	(24,781,366)	61,662
Euro-OAT Futures	345	Short	Dec 2012	(60,193,761)	(556,276)
FTSE 100 Index Futures	6	Short	Dec 2012	(558,970)	8,415
Russell 2000 Mini Index Futures	2,685	Short	Dec 2012	(219,176,550)	8,744,273
S&P 500 E-Mini Index Futures	156	Short	Dec 2012	(10,973,040)	(362)
TOPIX Index Futures	95	Short	Dec 2012	(8,823,056)	(197,072)

					$2,147,957

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2012.

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		Principal Amount			Unrealized
	Principal Amount	Covered by		Settlement	Appreciation
Currency	Covered by Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

AUD	45,579	$46,993	Barclays Bank PLC	12/6/2012	$191
AUD	17,945	18,755	BNP Paribas SA	12/6/2012	(178)
AUD	32,025	32,489	Royal Bank of Scotland PLC	12/6/2012	664
CHF	33,935	34,722	Royal Bank of Scotland PLC	11/9/2012	1,720
EUR	572,863	741,176	Barclays Bank PLC	12/6/2012	1,568
EUR	1,173,135	1,513,685	BNP Paribas SA	12/6/2012	7,340
EUR	48,791	63,180	Royal Bank of Scotland PLC	12/6/2012	80
EUR	342,453	440,138	UBS AG	12/6/2012	3,868
EUR	875,230	1,133,705	UBS AG	12/7/2012	1,085
GBP	20,709	33,451	Royal Bank of Scotland PLC	11/29/2012	(36)
GBP	355,439	573,486	Royal Bank of Scotland PLC	12/6/2012	38
GBP	10,197	16,528	UBS AG	12/6/2012	(74)
INR	2,119,522,663	38,575,000	Barclays Bank PLC	4/19/2013	(275,028)
MXN	650,000,000	48,792,712	Barclays Bank PLC	4/22/2013	8,236

		$92,016,020			($250,526)

Sells

AUD	290,265	$302,095	BNP Paribas SA	11/9/2012	$954
AUD	423,673	439,865	Barclays Bank PLC	12/6/2012	1,269
AUD	1,039,695	1,082,746	BNP Paribas SA	12/6/2012	6,432
AUD	204,970	210,165	Royal Bank of Scotland PLC	12/6/2012	(2,025)
AUD	13,640	14,134	UBS AG	12/6/2012	14
AUD	4,400,000	4,499,682	Barclays Bank PLC	12/7/2012	(54,912)
AUD	2,000,000	2,050,638	BNP Paribas SA	12/7/2012	(19,632)
AUD	38,400,000	39,537,790	BNP Paribas SA	3/26/2013	123,458
AUD	9,600,000	9,862,925	UBS AG	3/26/2013	9,342
CAD	157,653	156,630	Barclays Bank PLC	11/9/2012	(1,196)
CAD	15,855,803	15,959,716	Barclays Bank PLC	11/20/2012	89,824
CAD	28,361,971	29,000,000	Royal Bank of Scotland PLC	11/20/2012	612,827
CAD	54,613,900	55,000,000	Royal Bank of Scotland PLC	11/23/2012	340,699
CAD	9,050,000	9,131,455	Royal Bank of Scotland PLC	12/7/2012	76,481
CAD	26,455,940	27,263,203	Royal Bank of Scotland PLC	5/21/2013	892,361
CAD	39,296,777	40,139,711	BNP Paribas SA	5/22/2013	970,286
CHF	2,000,000	2,090,747	BNP Paribas SA	12/7/2012	(57,959)
CHF	4,470,000	4,668,524	Royal Bank of Scotland PLC	12/7/2012	(133,833)
DKK	924,221	152,749	Royal Bank of Scotland PLC	11/9/2012	(7,855)
DKK	2,740,000	461,526	Barclays Bank PLC	12/7/2012	(14,851)
EUR	901,840	1,108,129	Royal Bank of Scotland PLC	11/9/2012	(60,861)
EUR	10,026,346	13,000,000	Royal Bank of Scotland PLC	11/19/2012	2,433
EUR	33,504,724	41,788,700	Barclays Bank PLC	11/29/2012	(1,648,641)
EUR	14,868,601	19,393,785	Royal Bank of Scotland PLC	11/29/2012	117,325
EUR	83,290,721	104,733,463	Barclays Bank PLC	12/6/2012	(3,256,820)
EUR	1,300,220	1,676,100	BNP Paribas SA	12/6/2012	(9,695)
EUR	659,691	853,671	UBS AG	12/6/2012	(1,650)
EUR	47,620,441	59,708,748	Barclays Bank PLC	12/7/2012	(2,034,108)
EUR	7,071,567	9,009,210	BNP Paribas SA	12/7/2012	(159,515)

23

EUR	4,887	6,330	Royal Bank of Scotland PLC	12/7/2012	(7)
EUR	209,236	271,526	UBS AG	12/7/2012	239
EUR	5,063,752	6,552,069	Royal Bank of Scotland PLC	1/18/2013	(16,395)
EUR	27,986,316	36,445,907	Barclays Bank PLC	3/22/2013	122,346
EUR	42,955,925	55,074,651	BNP Paribas SA	3/25/2013	(679,587)
EUR	911,699	1,181,518	Royal Bank of Scotland PLC	12/6/2013	(4,734)
GBP	752,217	1,168,525	UBS AG	11/9/2012	(45,335)
GBP	104,160	167,856	Barclays Bank PLC	12/6/2012	(212)
GBP	1,380,638	2,192,062	BNP Paribas SA	12/6/2012	(35,688)
GBP	353,912	572,585	Royal Bank of Scotland PLC	12/6/2012	1,525
GBP	34,090	54,939	UBS AG	12/6/2012	(67)
GBP	7,490,000	11,825,040	Barclays Bank PLC	12/7/2012	(260,528)
GBP	3,000,000	4,789,161	BNP Paribas SA	12/7/2012	(51,521)
HKD	2,081,565	268,498	Barclays Bank PLC	11/9/2012	(93)
HKD	10,900,000	1,405,709	Royal Bank of Scotland PLC	12/7/2012	(835)
JPY	15,308,455	195,550	BNP Paribas SA	11/9/2012	3,776
JPY	290,000,000	3,675,464	BNP Paribas SA	12/7/2012	41,634
JPY	935,000,000	11,920,395	Royal Bank of Scotland PLC	12/7/2012	204,425
JPY	2,228,465,550	28,448,763	UBS AG	1/23/2013	509,576
JPY	1,178,220,000	15,000,000	BNP Paribas SA	1/24/2013	228,048
NOK	662,413	109,660	BNP Paribas SA	11/9/2012	(6,498)
NOK	2,350,000	402,662	Royal Bank of Scotland PLC	12/7/2012	(9,018)
SEK	2,460,917	362,134	BNP Paribas SA	11/9/2012	(8,808)
SEK	9,200,000	1,376,574	Barclays Bank PLC	12/7/2012	(9,048)
SGD	1,345,000	1,075,887	Royal Bank of Scotland PLC	12/7/2012	(26,727)
SGD	47,163,724	38,575,000	Barclays Bank PLC	4/19/2013	(101,058)

		$716,414,572			($4,364,438)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

24

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended October 31, 2012, the Fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets and to gain exposure to foreign currency, certain markets and/or substitute for securities purchased or to be purchased. Purchased options are included in the accompanying Portfolio of investments.

During the period ended October 31, 2012, the Fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets and anticipated interest rate changes and to gain exposure to foreign currency and certain markets and/or substitute for securities purchase or to be purchased. The following tables summarize the Fund’s written options activities during the period ended October 31, 2012 and the contracts held at October 31, 2012.

	Number of	Notional (Currency &	Premiums
	Contracts (Equity)	Interest Rate)	Received

Outstanding, beginning of period	70,588	272,000,000	$31,367,081
Options written	4,600	85,843,558	9,089,060
Option closed	(15,060)	-	(7,141,878)
Options exercised	-	-	-
Options expired	-	-	-
Outstanding, end of period	60,128	357,843,558	$33,314,263

Options on securities

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value

Calls

Apple, Inc.	$555.00	Jan 2013	98	$679,581	($554,190)
Apple, Inc.	560.00	Jan 2013	20	136,132	(106,250)

			118	$815,713	($660,440)

Index options

		Expiration	Number of
Description	Exercise Price	Date	Contracts	Premium	Value

Calls

FTSE 100 Index	$9,198	Jun 2013	400	$2,100,450	($1,775,124)
S&P 500 Index	1,400	Mar 2013	200	1,679,320	(1,150,000)
S&P 500 Index	1,325	Mar 2013	300	2,787,669	(3,244,500)

			900	$6,567,439	($6,169,624)
Puts

S&P 500 Index	$1,159	Dec 2013	3,170	$324,316	($155,771)
S&P 500 Index	1,137	Dec 2013	4,000	416,316	(180,414)
S&P 500 Index	1,144	Dec 2013	4,500	465,608	(208,612)
S&P 500 Index	1,151	Dec 2013	6,500	647,023	(309,776)
S&P 500 Index	1,168	Dec 2013	9,200	830,980	(470,454)
S&P 500 Index	1,183	Dec 2013	13,800	1,339,079	(746,623)
S&P 500 Index	1,178	Dec 2013	17,940	1,668,061	(951,744)

			59,110	$5,691,383	($3,023,394)

25

Foreign Currency Options

			Expiration	Notional
Description	Counterparty	Exercise Price	Date	Amount	Premium	Value

Calls

USD versus JPY	UBS AG	$81.00	Aug 2013	7,668,712	$181,518	($180,207)
USD versus JPY	UBS AG	81.00	Aug 2013	5,368,098	126,419	(126,145)
USD versus JPY	UBS AG	81.00	Aug 2013	6,134,969	139,448	(144,166)

				19,171,779	$447,385	($450,518)
Puts

USD versus JPY	Goldman Sachs	$76.00	Aug 2013	7,668,712	$193,251	($107,715)
USD versus JPY	UBS AG	76.00	Aug 2013	5,368,098	135,008	(75,400)
USD versus JPY	UBS AG	76.00	Aug 2013	6,134,969	157,362	(86,172)
USD versus JPY	UBS AG	68.00	Dec 2014	18,750,000	1,066,375	(270,656)

				37,921,779	$1,551,996	($539,943)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

			Pay/
			Receive
	Counter-	Floating Rate	Floating	Exercise	Expiration		Notional
Description	party	Index	Rate	Rate	Date	Currency	Amount	Premium	Value

Calls

10-Year
Interest Rate		EUR EURIBOR
Swap	UBS AG	TELERATE	Receive	1.70%	Jul 2014	EUR	15,000,000	$433,201	($314,787)
10-Year
Interest Rate	Morgan	EUR EURIBOR
Swap	Stanley	TELERATE	Receive	2.70%	Dec 2014	EUR	17,300,000	968,127	(1,336,918)
10-Year	Royal Bank
Interest Rate	of Scotland	EUR EURIBOR
Swap	PLC	TELERATE	Receive	2.80%	Jan 2015	EUR	1,500,000	90,054	(126,272)
10-Year	Royal Bank
Interest Rate	of Scotland	EUR EURIBOR
Swap	PLC	TELERATE	Receive	2.80%	Jun 2015	EUR	26,000,000	2,201,020	(2,095,675)
10-Year	Royal Bank
Interest Rate	of Scotland	EUR EURIBOR
Swap	PLC	TELERATE	Receive	2.80%	Jun 2015	EUR	19,750,000	1,481,673	(1,588,791)
30-Year
Interest Rate	Barclays	USD LIBOR
Swap	Bank PLC	BBA	Receive	2.80%	Apr 2013	USD	6,812,000	373,929	(476,050)
30-Year	Royal Bank
Interest Rate	of Scotland	USD LIBOR
Swap	PLC	BBA	Receive	2.80%	Apr 2013	USD	12,488,000	738,209	(872,711)
30-Year	Royal Bank
Interest Rate	of Scotland	USD LIBOR
Swap	PLC	BBA	Receive	2.80%	Apr 2013	USD	36,000,000	2,096,913	(2,582,561)
30-Year	Royal Bank
Interest Rate	of Scotland	USD LIBOR
Swap	PLC	BBA	Receive	2.80%	May 2013	USD	6,400,000	540,800	(468,376)

26

30-Year
Interest Rate	Barclays	USD LIBOR
Swap	Bank PLC	BBA	Receive	2.40%	Jun 2013	USD	41,000,000	2,394,400	(1,407,018)
30-Year	Royal Bank
Interest Rate	of Scotland	USD LIBOR
Swap	PLC	BBA	Receive	2.40%	Jun 2013	USD	16,000,000	927,900	(561,478)
30-Year	Royal Bank
Interest Rate	of Scotland	USD LIBOR
Swap	PLC	BBA	Receive	2.40%	Jun 2013	USD	28,500,000	1,652,821	(1,000,134)
30-Year
Interest Rate	Morgan	USD LIBOR
Swap	Stanley	BBA	Receive	2.40%	Jul 2013	USD	7,500,000	562,500	(272,303)
30-Year
Interest Rate	Morgan	USD LIBOR
Swap	Stanley	BBA	Receive	2.40%	Jul 2013	USD	19,000,000	1,425,000	(689,835)
30-Year
Interest Rate	Barclays	USD LIBOR
Swap	Bank PLC	BBA	Receive	2.40%	Sep 2013	USD	20,500,000	1,168,500	(828,913)
30-Year
Interest Rate	Morgan	USD LIBOR
Swap	Stanley	BBA	Receive	2.40%	Sep 2013	USD	27,000,000	1,185,300	(1,133,544)

							300,750,000	$18,240,347	($15,755,366)

Swaps. The Fund may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2012, the Fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. The following table summarizes the interest rate swap contracts held as of October 31, 2012.

							Unrealized
							Appreciation
	Notional		USD Notional	Payments	Payments	Maturity	(Depreciation)/
Counterparty	Amount	Currency	Amount	Made by Fund	Received by Fund	Date	Market Value

Barclays Bank PLC	12,000,000	USD	$12,000,000	Fixed 2.093%	3 Month LIBOR	Apr 2022	($487,575)
Barclays Bank PLC	27,500,000	USD	27,500,000	Fixed 1.820%	3 Month LIBOR	Jun 2022	(535,613)
Barclays Bank PLC	20,000,000	USD	20,000,000	Fixed 1.673%	3 Month LIBOR	Sep 2022	24,792

27

				GBP - LIBOR -
Barclays Bank PLC	16,234,000	GBP	25,500,379	BBA	Fixed 3.394%	May 2042	(437,956)
				GBP - LIBOR -
Barclays Bank PLC	3,566,000	GBP	5,585,962	BBA	Fixed 3.330%	May 2042	(114,423)
					EUR-EURIBOR
Barclays Bank PLC	18,446,000	EUR	23,242,891	Fixed 1.794%	TELERATE	May 2042	885,815
					EUR-EURIBOR
Barclays Bank PLC	4,054,000	EUR	5,080,474	Fixed 1.695%	TELERATE	May 2042	224,795
Goldman Sachs	26,000,000	USD	26,000,000	Fixed 2.039%	3 Month LIBOR	Dec 2021	(1,179,951)
Morgan Stanley	17,000,000	USD	17,000,000	Fixed 1.613%	3 Month LIBOR	Jul 2022	36,723
				GBP - LIBOR -
Morgan Stanley	11,750,000	GBP	18,453,952	BBA	Fixed 3.600%	Jun 2042	(121,873)
					EUR-EURIBOR
Morgan Stanley	15,100,000	EUR	19,155,849	Fixed 2.270%	TELERATE	Jun 2042	186,220
				GBP - LIBOR -
Morgan Stanley	18,500,000	GBP	29,900,633	BBA	Fixed 3.700%	Sep 2042	(33,768)
					EUR-EURIBOR
Morgan Stanley	24,400,000	EUR	31,391,802	Fixed 2.498%	TELERATE	Sep 2042	(107,861)
Royal Bank of
Scotland PLC	6,900,000	GBP	11,046,204	Fixed 1.105%	GBP - LIBOR - BBA	Oct 2017	(33,698)
Royal Bank of
Scotland PLC	11,000,000	USD	11,000,000	3 Month LIBOR	Fixed 0.898%	Oct 2017	49,028
Royal Bank of
Scotland PLC	28,000,000	USD	28,000,000	3 Month LIBOR	Fixed 1.775%	Jul 2022	(400,590)
Royal Bank of				GBP - LIBOR -
Scotland PLC	10,500,000	GBP	16,444,586	BBA	Fixed 3.550%	Jun 2042	(149,951)
Royal Bank of					EUR-EURIBOR
Scotland PLC	9,000,000	EUR	11,389,493	Fixed 2.245%	TELERATE	Jul 2042	128,069
					EUR-EURIBOR
UBS AG	8,000,000	EUR	10,088,794	Fixed 2.394%	TELERATE	Jul 2042	24,439
				GBP - LIBOR -
UBS AG	2,000,000	GBP	3,138,998	BBA	Fixed 3.573%	Jul 2042	(24,913)
				GBP - LIBOR -
UBS AG	7,500,000	GBP	11,679,751	BBA	Fixed 3.540%	Jul 2042	(112,289)
					EUR-EURIBOR
UBS AG	8,000,000	EUR	9,792,797	Fixed 2.267%	TELERATE	Jul 2042	100,837

			$373,392,565				($2,079,743)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event

28

occurring. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

During the period ended October 31, 2012, the Fund used CDS as a Buyer of protection to manage against potential credit events and gain exposure to security or credit index. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2012 as a Buyer of protection.

CDS as Buyer of protection

							Unamortized
							Upfront
				USD	(Pay)/		Payment	Unrealized
	Reference	Notional		Notional	Receive	Maturity	Paid	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Barclays Bank	iTraxx Europe Main
PLC	S18 5-year index	2,000,000	EUR	$2,597,099	(1.000)%	Dec 2017	$33,669	$928	$34,597
	iTraxx Europe Main
BNP Paribas	S18 5-year index	24,200,000	EUR	31,424,898	(1.000)%	Dec 2017	403,630	14,993	418,623
Credit Suisse	iTraxx Europe Main
International	S18 5-year index	5,200,000	EUR	6,752,457	(1.000)%	Dec 2017	87,539	2,413	89,952
Morgan	iTraxx Europe Main
Stanley	S18 5-year index	7,800,000	EUR	10,128,686	(1.000)%	Dec 2017	130,096	4,832	134,928
Morgan	iTraxx Europe Main
Stanley	S18 5-year index	25,000,000	EUR	32,254,985	(1.000)%	Dec 2017	472,131	(39,670)	432,461
Morgan	iTraxx Europe Main
Stanley	S18 5-year index	10,000,000	EUR	12,901,994	(1.000)%	Dec 2017	207,316	(34,332)	172,984

				$96,060,119			$1,334,381	($50,836)	$1,283,545

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended October 31, 2012 to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2012 where the Fund acted as a Seller of protection.

CDS as Seller of protection

Unamortized
					(Pay)/		Upfront	Unrealized
	Reference	Notional		USD Notional	Receive	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

iTraxx Europe
Barclays	Senior Financials
Bank PLC	S18 5-year index	5,000,000	EUR	$6,525,754	1.000%	Dec 2017	($214,311)	($10,347)	($224,658)

29

	iTraxx Europe
	Senior Financials
BNP Paribas	S18 5-year index	60,500,000	EUR	78,562,246	1.000%	Dec 2017	(2,941,164)	222,796	(2,718,368)
	iTraxx Europe
Morgan	Senior Financials
Stanley	S18 5-year index	60,000,000	EUR	77,411,963	1.000%	Dec 2017	(3,216,216)	520,313	(2,695,903)
	iTraxx Europe
Morgan	Senior Financials
Stanley	S18 5-year index	25,000,000	EUR	32,297,488	1.000%	Dec 2017	(1,522,280)	398,987	(1,123,293)

				$194,797,451			($7,893,971)	$1,131,749	($6,762,222)

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

The Fund used variance swaps during the period ended October 31, 2012 to manage against anticipated changes in securities markets. The following table summarizes the variance swap contracts the Fund held as of October 31, 2012

								Unrealized
				USD	Pay/		Volatility	Appreciation
			Notional	Notional	Receive	Maturity	strike	(Depreciation)/
Counterparty	Reference entity	Currency	Amount	Amount	variance	Date	price	Market Value

BNP Paribas	Nikkei 225	JPY	865,000	$11,026	Receive	Dec 2013	29.70%	($76,177)
BNP Paribas	Nikkei 225	JPY	1,000,000	12,342	Receive	Dec 2013	28.70%	(73,763)
BNP Paribas	Nikkei 225	JPY	2,000,000	25,042	Receive	Dec 2013	28.75%	(145,768)
BNP Paribas	Nikkei 225	JPY	4,500,000	56,745	Receive	Dec 2013	31.00%	(427,306)
BNP Paribas	Nikkei 225	JPY	6,350,000	79,464	Receive	Dec 2013	28.75%	(468,412)
BNP Paribas	Nikkei 225	JPY	19,059,026	237,361	Receive	Dec 2013	30.00%	(1,594,835)
BNP Paribas	FTSE 100	GBP	35,000	56,760	Pay	Dec 2013	24.00%	130,065
BNP Paribas	S&P 500	USD	5,000	5,000	Pay	Dec 2013	26.70%	25,276
BNP Paribas	S&P 500	USD	10,000	10,000	Pay	Dec 2013	29.00%	71,167
BNP Paribas	S&P 500	USD	10,000	10,000	Pay	Dec 2013	27.00%	50,105
BNP Paribas	S&P 500	USD	11,000	11,000	Pay	Dec 2013	27.80%	70,313
BNP Paribas	S&P 500	USD	60,000	60,000	Pay	Dec 2013	29.50%	416,170
BNP Paribas	S&P 500	USD	105,000	105,000	Pay	Dec 2013	26.80%	517,489
BNP Paribas	S&P 500	USD	221,958	221,958	Pay	Dec 2013	28.30%	1,293,063
BNP Paribas	S&P 500	USD	265,000	265,000	Pay	Dec 2013	26.50%	1,124,898
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	450,000	58,041	Receive	Dec 2013	32.60%	(169,973)
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	500,000	64,451	Receive	Dec 2013	36.50%	(466,977)
BNP Paribas	FTSE 100	GBP	57,000	88,766	Pay	Dec 2013	26.50%	429,996
BNP Paribas	Nikkei 225	JPY	21,500,000	271,287	Receive	Dec 2013	27.80%	(1,260,641)

30

BNP Paribas	FTSE 100	GBP	16,178	25,725	Pay	Dec 2014	28.50%	102,607
BNP Paribas	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	204,693
BNP Paribas	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	44,217
BNP Paribas	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	180,017
BNP Paribas	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	59,908
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	109,541	14,123	Receive	Dec 2014	34.25%	(33,473)
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(86,504)
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(80,247)
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(115,149)
	China Enterprises
BNP Paribas	Index (Hang Seng)	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(142,803)
Goldman Sachs	Nikkei 225	JPY	23,000,000	287,730	Receive	Dec 2013	29.40%	(1,772,867)
Goldman Sachs	S&P 500	USD	290,000	290,000	Pay	Dec 2013	27.80%	1,581,831
Morgan Stanley	Nikkei 225	JPY	237,000	3,060	Receive	Dec 2013	29.00%	(19,809)
Morgan Stanley	Nikkei 225	JPY	353,000	4,603	Receive	Dec 2013	29.00%	(29,431)
Morgan Stanley	Nikkei 225	JPY	1,225,000	15,228	Receive	Dec 2013	28.50%	(88,112)
Morgan Stanley	Nikkei 225	JPY	3,750,000	46,354	Receive	Dec 2013	28.70%	(277,588)
Morgan Stanley	Nikkei 225	JPY	29,000,000	371,664	Receive	Dec 2013	33.00%	(3,556,691)
Morgan Stanley	FTSE 100	GBP	62,000	98,059	Pay	Dec 2013	27.80%	658,969
Morgan Stanley	S&P 500	USD	3,000	3,000	Pay	Dec 2013	27.00%	17,822
Morgan Stanley	S&P 500	USD	5,000	5,000	Pay	Dec 2013	27.00%	29,622
Morgan Stanley	S&P 500	USD	46,440	46,440	Pay	Dec 2013	27.20%	253,399
Morgan Stanley	S&P 500	USD	370,000	370,000	Pay	Dec 2013	33.65%	4,029,167
	China Enterprises
Morgan Stanley	Index (Hang Seng)	HKD	762,600	98,196	Receive	Dec 2013	37.70%	(870,891)

				$3,918,335				($466,623)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The Fund used inflation swaps during the period ended October 31, 2012 to maintain diversity and liquidity of the portfolio and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts the Fund held as of October 31, 2012.

							Unrealized
			USD				Appreciation
	Notional		Notional	Payments Made by	Payments Received by	Maturity	(Depreciation)/
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	Market Value

Morgan Stanley	600,000	GBP	$971,460	Fixed 3.190%	GBP- Non Revised RPI	Oct 2042	$2,838

Royal Bank of
Scotland PLC	1,554,224	EUR	2,037,277	Fixed 2.165%	EUR-Ex Tobacco NR CPI	Sep 2022	(29,994)

31

Royal Bank of
Scotland PLC	1,990,476	USD	1,990,476	USD - Non-Revised CPI	Fixed 2.848%	Sep 2022	11,487

Royal Bank of
Scotland PLC	1,545,776	EUR	2,004,484	Fixed 2.115%	EUR-Ex Tobacco NR CPI	Sep 2022	(19,508)

Royal Bank of
Scotland PLC	1,809,524	USD	1,809,524	USD - Non-Revised CPI	Fixed 2.763%	Sep 2022	(7,235)

Royal Bank of
Scotland PLC	600,000	GBP	964,590	Fixed 3.198%	GBP- Non Revised RPI	Oct 2042	71

			$9,777,811				($42,341)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

32

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.

395Q1 10/12
12/12

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: December 20, 2012

/s/ Charles A. Rizzo
_______________
Charles A. Rizzo
Chief Financial Officer

Date: December 20, 2012